EQUITABLE AMERICA VARIABLE ACCOUNT K

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America

and the Contractowners of Equitable America Variable Account K

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account K indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account K as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/GOLDMAN SACHS MID CAP VALUE(1)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/GROWTH STRATEGY(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT ENERGY(3)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT EQUITY INCOME(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/INTERNATIONAL MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(3)	EQ/INVESCO COMSTOCK(1)
1290 VT NATURAL RESOURCES(3)	EQ/INVESCO GLOBAL(3)
1290 VT SMALL CAP VALUE(3)	EQ/INVESCO GLOBAL REAL ESTATE(1)
1290 VT SMARTBETA EQUITY(1)	EQ/INVESCO INTERNATIONAL GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/JANUS ENTERPRISE(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
BNY MELLON STOCK INDEX FUND, INC.(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LOOMIS SAYLES GROWTH(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQ/MFS INTERNATIONAL GROWTH(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
EQ/BALANCED STRATEGY(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
EQ/BLACKROCK BASIC VALUE EQUITY(1)	EQ/MFS TECHNOLOGY(2)
EQ/CAPITAL GROUP RESEARCH(1)	EQ/MFS UTILITIES SERIES(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/MID CAP INDEX(1)
EQ/COMMON STOCK INDEX(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MONEY MARKET(1)
EQ/CORE BOND INDEX(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(3)
EQ/CORE PLUS BOND(1)	EQ/PIMCO GLOBAL REAL RETURN(3)
EQ/EMERGING MARKETS EQUITY PLUS(3)	EQ/PIMCO REAL RETURN(1)
EQ/EQUITY 500 INDEX(1)	EQ/PIMCO TOTAL RETURN(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	EQ/PIMCO ULTRA SHORT BOND((1)
EQ/FRANKLIN RISING DIVIDENDS(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN STRATEGIC INCOME(1)	EQ/SMALL COMPANY INDEX(1)
EQ/GLOBAL BOND PLUS(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(3)

FSA-2

EQ/WELLINGTON ENERGY(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(3)
FIDELITY® VIP ASSET MANAGER PORTFOLIO(1)	MFS® INVESTORS TRUST SERIES(1)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
FIDELITY® VIP MID CAP PORTFOLIO(1)	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO(1)
FRANKLIN INCOME VIP FUND(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
FRANKLIN MUTUAL SHARES VIP FUND(1)	MULTIMANAGER CORE BOND(1)
FRANKLIN SMALL CAP VALUE VIP FUND(1)	MULTIMANAGER TECHNOLOGY(1)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
INVESCO V.I. GLOBAL CORE EQUITY FUND(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
INVESCO V.I. HEALTH CARE FUND(1)	TARGET 2025 ALLOCATION(1)
INVESCO V.I. MID CAP CORE EQUITY FUND(1)	TARGET 2035 ALLOCATION(1)
INVESCO V.I. SMALL CAP EQUITY FUND(1)	TARGET 2045 ALLOCATION(1)
INVESCO V.I. TECHNOLOGY FUND(1)	TARGET 2055 ALLOCATION(1)
IVY VIP HIGH INCOME(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
IVY VIP SMALL CAP GROWTH(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
JANUS HENDERSON ENTERPRISE PORTFOLIO(1)	TEMPLETON GROWTH VIP FUND(1)
JANUS HENDERSON FORTY PORTFOLIO(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO(1)	VANECK VIP EMERGING MARKETS FUND(1)
JANUS HENDERSON MID CAP VALUE PORTFOLIO(1)	VANECK VIP GLOBAL HARD ASSETS FUND(1)
JANUS HENDERSON OVERSEAS PORTFOLIO(1)

(1)   Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

(2)   Statement of operations and statement of changes in net assets for the period June 5, 2020 (commencement of operations) through December 31, 2020

(3)   Statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the year ended December 31, 2020 and the period July 15, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account K based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account K in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 19, 2021

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account K since 2014.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT ENERGY*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*
Assets:
Investments in shares of the Portfolios, at fair value	$1,327,450	$8,221,254	$1,056,383	$174,898	$6,416,012	$2,643,137
Receivable for policy-related transactions	45,029	665	474	5,228	263	48

Total assets	1,372,479	8,221,919	1,056,857	180,126	6,416,275	2,643,185

Liabilities:
Payable for shares of the Portfolios purchased	44,829	560	273	5,126	263	48

Total liabilities	44,829	560	273	5,126	263	48

Net Assets	$1,327,650	$8,221,359	$1,056,584	$175,000	$6,416,012	$2,643,137

Net Assets:
Accumulation unit values	$1,327,613	$8,221,324	$1,056,521	$174,964	$6,415,993	$2,642,730
Retained by Equitable Financial in Equitable America Variable Account K	37	35	63	36	19	407

Total Net Assets	$1,327,650	$8,221,359	$1,056,584	$175,000	$6,416,012	$2,643,137

Investments in shares of the Portfolios, at cost	$1,060,438	$7,419,382	$1,043,019	$181,104	$7,371,184	$2,771,296

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT NATURAL RESOURCES*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$48,413,793	$87,981	$29,353	$1,541,170	$1,090,167	$831,278
Receivable for shares of the Portfolios sold	157,845	—	—	—	—	—
Receivable for policy-related transactions	—	100	423	4,011	73	2,798

Total assets	48,571,638	88,081	29,776	1,545,181	1,090,240	834,076

Liabilities:
Payable for shares of the Portfolios purchased	—	—	372	4,010	45	2,648
Payable for policy-related transactions	157,845	—	—	—	—	—

Total liabilities	157,845	—	372	4,010	45	2,648

Net Assets	$48,413,793	$88,081	$29,404	$1,541,171	$1,090,195	$831,428

Net Assets:
Accumulation unit values	$48,336,920	$88,081	$29,383	$1,540,888	$1,090,181	$831,389
Retained by Equitable Financial in Equitable America Variable Account K	76,873	—	21	283	14	39

Total Net Assets	$48,413,793	$88,081	$29,404	$1,541,171	$1,090,195	$831,428

Investments in shares of the Portfolios, at cost	$41,190,048	$71,635	$26,274	$1,233,869	$941,987	$730,213

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BNY MELLON STOCK INDEX FUND, INC.	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$4,771,439	$5,036,232	$29,546,630	$1,323,825	$5,318,008	$2,064,613
Receivable for shares of the Portfolios sold	7,978	—	—	—	—	—
Receivable for policy-related transactions	—	3,112	—	—	748	3

Total assets	4,779,417	5,039,344	29,546,630	1,323,825	5,318,756	2,064,616

Liabilities:
Payable for shares of the Portfolios purchased	—	3,112	—	—	748	—
Payable for policy-related transactions	7,878	—	—	—	—	—

Total liabilities	7,878	3,112	—	—	748	—

Net Assets	$4,771,539	$5,036,232	$29,546,630	$1,323,825	$5,318,008	$2,064,616

Net Assets:
Accumulation unit values	$4,771,520	$5,036,219	$29,403,131	$1,323,825	$5,318,008	$2,064,616
Retained by Equitable Financial in Equitable America Variable Account K	19	13	143,499	—	—	—

Total Net Assets	$4,771,539	$5,036,232	$29,546,630	$1,323,825	$5,318,008	$2,064,616

Investments in shares of the Portfolios, at cost	$3,706,517	$3,862,086	$23,999,690	$1,224,131	$4,421,874	$1,794,132

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$14,722,397	$37,844,275	$13,671,361	$16,442,588	$42,815,549	$18,442,472
Receivable for shares of the Portfolios sold	1,040	62,331	—	—	—	18,632
Receivable for policy-related transactions	—	—	1,216	105	2,064	—

Total assets	14,723,437	37,906,606	13,672,577	16,442,693	42,817,613	18,461,104

Liabilities:
Payable for shares of the Portfolios purchased	—	—	1,166	105	1,958	—
Payable for policy-related transactions	133	62,331	—	—	—	18,632

Total liabilities	133	62,331	1,166	105	1,958	18,632

Net Assets	$14,723,304	$37,844,275	$13,671,411	$16,442,588	$42,815,655	$18,442,472

Net Assets:
Accumulation unit values	$14,723,234	$37,843,290	$13,671,391	$16,442,352	$42,815,641	$18,442,226
Retained by Equitable Financial in Equitable America Variable Account K	70	985	20	236	14	246

Total Net Assets	$14,723,304	$37,844,275	$13,671,411	$16,442,588	$42,815,655	$18,442,472

Investments in shares of the Portfolios, at cost	$13,321,120	$34,069,293	$12,268,916	$14,783,961	$36,798,761	$17,342,737

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,794,018	$12,379,363	$71,874,394	$4,084,948	$11,495,776	$2,912,857
Receivable for policy-related transactions	23,959	20,468	9,176	—	—	—

Total assets	6,817,977	12,399,831	71,883,570	4,084,948	11,495,776	2,912,857

Liabilities:
Payable for shares of the Portfolios purchased	23,945	20,443	7,470	470	—	—
Payable for policy-related transactions	—	—	—	15,633	—	—

Total liabilities	23,945	20,443	7,470	16,103	—	—

Net Assets	$6,794,032	$12,379,388	$71,876,100	$4,068,845	$11,495,776	$2,912,857

Net Assets:
Accumulation unit values	$6,748,551	$12,379,383	$71,876,087	$4,068,845	$11,495,776	$2,912,850
Retained by Equitable Financial in Equitable America Variable Account K	45,481	5	13	—	—	7

Total Net Assets	$6,794,032	$12,379,388	$71,876,100	$4,068,845	$11,495,776	$2,912,857

Investments in shares of the Portfolios, at cost	$5,990,501	$9,463,068	$55,715,644	$3,936,350	$10,256,870	$2,704,717

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Assets:
Investments in shares of the Portfolios, at fair value	$7,732,036	$14,243,929	$3,623,127	$160,470	$108,352,300	$15,142,001
Receivable for shares of the Portfolios sold	—	—	3,371	—	—	879
Receivable for policy-related transactions	305	7,525	—	1,010	514,232	—

Total assets	7,732,341	14,251,454	3,626,498	161,480	108,866,532	15,142,880

Liabilities:
Payable for shares of the Portfolios purchased	228	7,526	—	858	512,970	—
Payable for policy-related transactions	—	—	3,371	—	—	879

Total liabilities	228	7,526	3,371	858	512,970	879

Net Assets	$7,732,113	$14,243,928	$3,623,127	$160,622	$108,353,562	$15,142,001

Net Assets:
Accumulation unit values	$7,732,086	$14,138,778	$3,622,729	$160,590	$108,353,472	$15,135,293
Retained by Equitable Financial in Equitable America Variable Account K	27	105,150	398	32	90	6,708

Total Net Assets	$7,732,113	$14,243,928	$3,623,127	$160,622	$108,353,562	$15,142,001

Investments in shares of the Portfolios, at cost	$7,544,632	$13,693,705	$3,385,830	$135,019	$80,084,642	$11,176,988

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$13,729,568	$9,996,334	$3,363,840	$10,322,536	$3,183,444	$67,169,365
Receivable for shares of the Portfolios sold	—	—	2,239	232	—	—
Receivable for policy-related transactions	8,927	3,616	—	—	666	10,512

Total assets	13,738,495	9,999,950	3,366,079	10,322,768	3,184,110	67,179,877

Liabilities:
Payable for shares of the Portfolios purchased	8,927	3,615	—	—	515	10,484
Payable for policy-related transactions	—	—	2,201	232	—	—

Total liabilities	8,927	3,615	2,201	232	515	10,484

Net Assets	$13,729,568	$9,996,335	$3,363,878	$10,322,536	$3,183,595	$67,169,393

Net Assets:
Accumulation unit values	$13,729,009	$9,996,315	$3,363,870	$10,322,235	$3,183,548	$67,169,393
Retained by Equitable Financial in Equitable America Variable Account K	559	20	8	301	47	—

Total Net Assets	$13,729,568	$9,996,335	$3,363,878	$10,322,536	$3,183,595	$67,169,393

Investments in shares of the Portfolios, at cost	$10,538,445	$9,805,390	$3,251,764	$7,657,984	$2,639,604	$54,099,397

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$6,167,402	$5,262,079	$18,882,003	$1,693,662	$5,356,831	$4,829,041
Receivable for policy-related transactions	—	340	2,309	—	367	390

Total assets	6,167,402	5,262,419	18,884,312	1,693,662	5,357,198	4,829,431

Liabilities:
Payable for shares of the Portfolios purchased	4,427	340	2,160	—	367	390
Payable for policy-related transactions	5,583	—	—	—	—	—

Total liabilities	10,010	340	2,160	—	367	390

Net Assets	$6,157,392	$5,262,079	$18,882,152	$1,693,662	$5,356,831	$4,829,041

Net Assets:
Accumulation unit values	$6,025,009	$5,262,009	$18,882,121	$1,693,662	$5,356,322	$4,828,782
Retained by Equitable Financial in Equitable America Variable Account K	132,383	70	31	—	509	259

Total Net Assets	$6,157,392	$5,262,079	$18,882,152	$1,693,662	$5,356,831	$4,829,041

Investments in shares of the Portfolios, at cost	$6,004,997	$4,331,904	$16,802,558	$1,518,999	$4,648,767	$4,245,160

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$239,623	$7,214,935	$7,093,984	$15,735,168	$12,613,705	$4,012,940
Receivable for shares of the Portfolios sold	—	—	1,374	1,562	—	—
Receivable for policy-related transactions	12,005	734	—	—	3,326	162

Total assets	251,628	7,215,669	7,095,358	15,736,730	12,617,031	4,013,102

Liabilities:
Payable for shares of the Portfolios purchased	11,853	528	—	—	3,263	70
Payable for policy-related transactions	—	—	1,374	1,462	—	—

Total liabilities	11,853	528	1,374	1,462	3,263	70

Net Assets	$239,775	$7,215,141	$7,093,984	$15,735,268	$12,613,768	$4,013,032

Net Assets:
Accumulation unit values	$239,752	$7,215,098	$7,093,942	$15,735,250	$12,613,743	$4,013,024
Retained by Equitable Financial in Equitable America Variable Account K	23	43	42	18	25	8

Total Net Assets	$239,775	$7,215,141	$7,093,984	$15,735,268	$12,613,768	$4,013,032

Investments in shares of the Portfolios, at cost	$196,870	$7,719,693	$5,556,778	$13,140,193	$11,105,808	$3,256,474

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$17,503,407	$14,798,877	$8,867,019	$9,012,018	$13,204,625	$15,175,816
Receivable for shares of the Portfolios sold	—	—	—	—	—	4,548
Receivable for policy-related transactions	14,909	5,851	8,038	88	541	—

Total assets	17,518,316	14,804,728	8,875,057	9,012,106	13,205,166	15,180,364

Liabilities:
Payable for shares of the Portfolios purchased	14,535	5,751	8,038	88	541	—
Payable for policy-related transactions	—	—	—	—	—	4,554

Total liabilities	14,535	5,751	8,038	88	541	4,554

Net Assets	$17,503,781	$14,798,977	$8,867,019	$9,012,018	$13,204,625	$15,175,810

Net Assets:
Accumulation unit values	$17,503,758	$14,798,955	$8,866,899	$8,964,067	$13,204,103	$15,155,803
Retained by Equitable Financial in Equitable America Variable Account K	23	22	120	47,951	522	20,007

Total Net Assets	$17,503,781	$14,798,977	$8,867,019	$9,012,018	$13,204,625	$15,175,810

Investments in shares of the Portfolios, at cost	$12,903,136	$10,306,048	$8,239,735	$7,021,838	$12,086,320	$12,109,491

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$18,439,827	$28,712,056	$14,762,246	$15,527,957	$56,200	$16,198,053
Receivable for policy-related transactions	3,910	25,424	3,334	506	1	20,146

Total assets	18,443,737	28,737,480	14,765,580	15,528,463	56,201	16,218,199

Liabilities:
Payable for shares of the Portfolios purchased	3,708	25,218	3,334	506	—	19,892

Total liabilities	3,708	25,218	3,334	506	—	19,892

Net Assets	$18,440,029	$28,712,262	$14,762,246	$15,527,957	$56,201	$16,198,307

Net Assets:
Accumulation unit values	$18,440,022	$28,711,906	$14,761,841	$15,527,637	$56,201	$16,198,280
Retained by Equitable Financial in Equitable America Variable Account K	7	356	405	320	—	27

Total Net Assets	$18,440,029	$28,712,262	$14,762,246	$15,527,957	$56,201	$16,198,307

Investments in shares of the Portfolios, at cost	$16,303,787	$21,408,194	$11,585,826	$11,166,540	$48,138	$13,915,551

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$6,449,837	$47,616,642	$126,339,168	$113,008,931	$12,426,267	$6,358,754
Receivable for shares of the Portfolios sold	639	—	7,501	—	—	—
Receivable for policy-related transactions	—	—	—	30,651	—	55,441

Total assets	6,450,476	47,616,642	126,346,669	113,039,582	12,426,267	6,414,195

Liabilities:
Payable for shares of the Portfolios purchased	—	15,284	—	30,670	189,054	55,440
Payable for policy-related transactions	639	29,747	7,501	—	163,395	—

Total liabilities	639	45,031	7,501	30,670	352,449	55,440

Net Assets	$6,449,837	$47,571,611	$126,339,168	$113,008,912	$12,073,818	$6,358,755

Net Assets:
Accumulation unit values	$6,438,628	$47,564,518	$126,327,208	$113,008,436	$12,073,576	$6,262,889
Retained by Equitable Financial in Equitable America Variable Account K	11,209	7,093	11,960	476	242	95,866

Total Net Assets	$6,449,837	$47,571,611	$126,339,168	$113,008,912	$12,073,818	$6,358,755

Investments in shares of the Portfolios, at cost	$5,329,429	$45,188,964	$105,103,012	$105,068,979	$12,426,360	$4,659,903

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$87,508	$7,208,069	$18,458,864	$11,746,764	$3,201,475	$15,862,784
Receivable for shares of the Portfolios sold	—	—	—	1,156	1,759	—
Receivable for policy-related transactions	2,685	4,844	12,963	—	—	1,959

Total assets	90,193	7,212,913	18,471,827	11,747,920	3,203,234	15,864,743

Liabilities:
Payable for shares of the Portfolios purchased	2,635	4,844	12,863	—	—	1,960
Payable for policy-related transactions	—	—	—	955	1,759	—

Total liabilities	2,635	4,844	12,863	955	1,759	1,960

Net Assets	$87,558	$7,208,069	$18,458,964	$11,746,965	$3,201,475	$15,862,783

Net Assets:
Accumulation unit values	$87,558	$7,203,723	$18,458,931	$11,746,905	$3,200,331	$15,862,628
Retained by Equitable Financial in Equitable America Variable Account K	—	4,346	33	60	1,144	155

Total Net Assets	$87,558	$7,208,069	$18,458,964	$11,746,965	$3,201,475	$15,862,783

Investments in shares of the Portfolios, at cost	$85,151	$6,704,094	$17,812,452	$11,768,781	$3,127,095	$13,776,879

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$32,907,091	$878,735	$2,452,656	$15,286	$3,600,981	$8,092,125
Receivable for policy-related transactions	35,893	841	86	—	190	2,771

Total assets	32,942,984	879,576	2,452,742	15,286	3,601,171	8,094,896

Liabilities:
Payable for shares of the Portfolios purchased	35,893	638	86	—	190	2,708

Total liabilities	35,893	638	86	—	190	2,708

Net Assets	$32,907,091	$878,938	$2,452,656	$15,286	$3,600,981	$8,092,188

Net Assets:
Accumulation unit values	$32,884,721	$878,885	$2,452,545	$15,279	$3,600,875	$8,091,981
Retained by Equitable Financial in Equitable America Variable Account K	22,370	53	111	7	106	207

Total Net Assets	$32,907,091	$878,938	$2,452,656	$15,286	$3,600,981	$8,092,188

Investments in shares of the Portfolios, at cost	$22,339,199	$813,140	$4,133,194	$12,774	$3,297,044	$6,872,355

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	FRANKLIN INCOME VIP FUND	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$332,248	$953,804	$2,436,139	$14,274	$1,526	$65,247
Receivable for policy-related transactions	—	56	628	3	—	33

Total assets	332,248	953,860	2,436,767	14,277	1,526	65,280

Liabilities:
Payable for shares of the Portfolios purchased	—	—	391	—	—	—

Total liabilities	—	—	391	—	—	—

Net Assets	$332,248	$953,860	$2,436,376	$14,277	$1,526	$65,280

Net Assets:
Accumulation unit values	$332,018	$953,853	$2,436,322	$14,277	$1,466	$65,274
Retained by Equitable Financial in Equitable America Variable Account K	230	7	54	—	60	6

Total Net Assets	$332,248	$953,860	$2,436,376	$14,277	$1,526	$65,280

Investments in shares of the Portfolios, at cost	$336,617	$1,048,787	$2,440,327	$13,103	$1,076	$49,809

The accompanying notes are an integral part of these financial statements.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	JANUS HENDERSON ENTERPRISE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,378,525	$1,729,994	$64,264	$12,512,021	$4,582,641	$6,114,174
Receivable for shares of the Portfolios sold	—	—	—	6,816	645	—
Receivable for policy-related transactions	55	3,584	—	—	—	—

Total assets	1,378,580	1,733,578	64,264	12,518,837	4,583,286	6,114,174

Liabilities:
Payable for shares of the Portfolios purchased	—	3,584	—	—	—	—
Payable for policy-related transactions	—	—	—	6,753	634	—

Total liabilities	—	3,584	—	6,753	634	—

Net Assets	$1,378,580	$1,729,994	$64,264	$12,512,084	$4,582,652	$6,114,174

Net Assets:
Accumulation unit values	$1,378,580	$1,729,925	$63,534	$12,512,071	$4,582,645	$6,113,472
Retained by Equitable Financial in Equitable America Variable Account K	—	69	730	13	7	702

Total Net Assets	$1,378,580	$1,729,994	$64,264	$12,512,084	$4,582,652	$6,114,174

Investments in shares of the Portfolios, at cost	$1,568,477	$1,534,860	$43,251	$12,526,324	$3,572,278	$5,060,566

The accompanying notes are an integral part of these financial statements.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	JANUS HENDERSON FORTY PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$2,625,191	$30,247	$2,001,680	$224,922	$294,656	$817,704
Receivable for policy-related transactions	63	—	—	—	994	47

Total assets	2,625,254	30,247	2,001,680	224,922	295,650	817,751

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	944	47
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	—	—	—	—	944	47

Net Assets	$2,625,254	$30,247	$2,001,680	$224,922	$294,706	$817,704

Net Assets:
Accumulation unit values	$2,625,243	$15,013	$2,000,499	$224,915	$294,686	$817,644
Retained by Equitable Financial in Equitable America Variable Account K	11	15,234	1,181	7	20	60

Total Net Assets	$2,625,254	$30,247	$2,001,680	$224,922	$294,706	$817,704

Investments in shares of the Portfolios, at cost	$1,683,246	$22,625	$1,900,120	$178,516	$282,805	$666,570

The accompanying notes are an integral part of these financial statements.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$3,029,051	$119,276	$9,393,961	$14,917,355	$25,711,592	$2,748,564
Receivable for shares of the Portfolios sold	—	—	3,529	—	—	1,719
Receivable for policy-related transactions	—	—	—	730	100,895	—

Total assets	3,029,051	119,276	9,397,490	14,918,085	25,812,487	2,750,283

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	731	99,995	—
Payable for policy-related transactions	—	—	2,707	—	—	1,719

Total liabilities	—	—	2,707	731	99,995	1,719

Net Assets	$3,029,051	$119,276	$9,394,783	$14,917,354	$25,712,492	$2,748,564

Net Assets:
Accumulation unit values	$3,029,020	$119,244	$9,394,715	$14,914,625	$25,712,431	$2,747,703
Retained by Equitable Financial in Equitable America Variable Account K	31	32	68	2,729	61	861

Total Net Assets	$3,029,051	$119,276	$9,394,783	$14,917,354	$25,712,492	$2,748,564

Investments in shares of the Portfolios, at cost	$2,542,247	$126,017	$6,852,896	$14,650,085	$19,842,824	$3,050,673

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$3,935,793	$903,036	$1,867,769	$1,829,732	$3,080,929	$3,886,574
Receivable for policy-related transactions	1,738	—	—	3,840	—	212

Total assets	3,937,531	903,036	1,867,769	1,833,572	3,080,929	3,886,786

Liabilities:
Payable for shares of the Portfolios purchased	1,569	—	—	3,840	—	112

Total liabilities	1,569	—	—	3,840	—	112

Net Assets	$3,935,962	$903,036	$1,867,769	$1,829,732	$3,080,929	$3,886,674

Net Assets:
Accumulation unit values	$3,935,921	$903,036	$1,867,769	$1,829,732	$3,080,911	$3,886,646
Retained by Equitable Financial in Equitable America Variable Account K	41	—	—	—	18	28

Total Net Assets	$3,935,962	$903,036	$1,867,769	$1,829,732	$3,080,929	$3,886,674

Investments in shares of the Portfolios, at cost	$3,935,462	$851,925	$1,627,400	$1,558,309	$2,513,697	$2,969,862

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$9,647,017	$1,049,730	$44,058	$22,328	$4,230,336
Receivable for shares of the Portfolios sold	420	—	—	—	103
Receivable for policy-related transactions	—	2,108	—	—	—

Total assets	9,647,437	1,051,838	44,058	22,328	4,230,439

Liabilities:
Payable for shares of the Portfolios purchased	—	2,108	—	—	—
Payable for policy-related transactions	323	—	—	—	73

Total liabilities	323	2,108	—	—	73

Net Assets	$9,647,114	$1,049,730	$44,058	$22,328	$4,230,366

Net Assets:
Accumulation unit values	$9,647,059	$1,049,695	$44,058	$22,024	$4,230,358
Retained by Equitable Financial in Equitable America Variable Account K	55	35	—	304	8

Total Net Assets	$9,647,114	$1,049,730	$44,058	$22,328	$4,230,366

Investments in shares of the Portfolios, at cost	$11,143,983	$1,078,509	$39,048	$15,673	$3,524,160

The accompanying notes are an integral part of these financial statements.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account:

	Share Class**	Portfolio Shares Held

1290 VT CONVERTIBLE SECURITIES	IB	84,981

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	640,206

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	102,426

1290 VT ENERGY	IB	46,037

1290 VT EQUITY INCOME	IA	777,574

1290 VT EQUITY INCOME	IB	758,999

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	222,502

1290 VT GAMCO SMALL COMPANY VALUE	IB	760,217

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	7,186

1290 VT NATURAL RESOURCES	IB	4,720

1290 VT SMALL CAP VALUE	IB	149,393

1290 VT SMARTBETA EQUITY	IB	68,856

1290 VT SOCIALLY RESPONSIBLE	IA	474

1290 VT SOCIALLY RESPONSIBLE	IB	51,249

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	150,661

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	162,250

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	459,727

EQ/400 MANAGED VOLATILITY	IB	57,616

EQ/500 MANAGED VOLATILITY	IB	183,995

EQ/2000 MANAGED VOLATILITY	IB	88,457

EQ/AB SMALL CAP GROWTH	IA	8,768

EQ/AB SMALL CAP GROWTH	IB	744,409

EQ/AGGRESSIVE ALLOCATION	B	3,138,103

EQ/ALL ASSET GROWTH ALLOCATION	IB	611,005

EQ/AMERICAN CENTURY MID CAP VALUE	IB	711,439

EQ/BALANCED STRATEGY	IB	2,508,703

EQ/BLACKROCK BASIC VALUE EQUITY	IB	837,846

EQ/CAPITAL GROUP RESEARCH	IA	2,276

EQ/CAPITAL GROUP RESEARCH	IB	220,138

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	791,673

EQ/COMMON STOCK INDEX	IA	28,862

EQ/COMMON STOCK INDEX	IB	1,720,857

EQ/CONSERVATIVE ALLOCATION	B	421,557

EQ/CONSERVATIVE GROWTH STRATEGY	IB	733,490

EQ/CONSERVATIVE STRATEGY	IB	224,854

EQ/CONSERVATIVE-PLUS ALLOCATION	A	1,754

EQ/CONSERVATIVE-PLUS ALLOCATION	B	771,253

The accompanying notes are an integral part of these financial statements.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class**	Portfolio Shares Held

EQ/CORE BOND INDEX	IA	424,976

EQ/CORE BOND INDEX	IB	934,098

EQ/CORE PLUS BOND	B	863,736

EQ/EMERGING MARKETS EQUITY PLUS	IB	14,379

EQ/EQUITY 500 INDEX	IB	1,874,213

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	266,793

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	45,965

EQ/FRANKLIN RISING DIVIDENDS	IB	372,610

EQ/FRANKLIN STRATEGIC INCOME	IB	932,728

EQ/GLOBAL BOND PLUS	IB	347,142

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	536,951

EQ/GOLDMAN SACHS MID CAP VALUE	IB	153,867

EQ/GROWTH STRATEGY	IB	3,223,541

EQ/INTERMEDIATE GOVERNMENT BOND	IA	426,748

EQ/INTERMEDIATE GOVERNMENT BOND	IB	152,512

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	449,266

EQ/INTERNATIONAL EQUITY INDEX	IA	590,944

EQ/INTERNATIONAL EQUITY INDEX	IB	1,312,826

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	118,474

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	39,861

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	352,500

EQ/INVESCO COMSTOCK	IB	278,346

EQ/INVESCO GLOBAL	IB	8,753

EQ/INVESCO GLOBAL REAL ESTATE	IB	504,902

EQ/INVESCO INTERNATIONAL GROWTH	IB	155,749

EQ/JANUS ENTERPRISE	IA	30,654

EQ/JANUS ENTERPRISE	IB	666,653

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	55

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	623,291

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	345,494

EQ/LARGE CAP GROWTH INDEX	IB	842,919

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	11,381

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	360,096

EQ/LARGE CAP VALUE INDEX	IB	973,572

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	4,252

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	497,816

EQ/LAZARD EMERGING MARKETS EQUITY	IB	621,760

EQ/LOOMIS SAYLES GROWTH	IB	1,359,564

EQ/MFS INTERNATIONAL GROWTH	IB	2,129,721

The accompanying notes are an integral part of these financial statements.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class**	Portfolio Shares Held

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	789,192

EQ/MFS MID CAP FOCUSED GROWTH	IB	860,439

EQ/MFS TECHNOLOGY	IB	483,022

EQ/MFS UTILITIES SERIES	K	1,559

EQ/MID CAP INDEX	IB	1,060,836

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	24,719

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	369,085

EQ/MODERATE ALLOCATION	A	615

EQ/MODERATE ALLOCATION	B	3,299,258

EQ/MODERATE GROWTH STRATEGY	IB	6,698,149

EQ/MODERATE-PLUS ALLOCATION	A	3,563

EQ/MODERATE-PLUS ALLOCATION	B	9,808,907

EQ/MONEY MARKET	IA	938,104

EQ/MONEY MARKET	IB	11,487,590

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	368,051

EQ/PIMCO GLOBAL REAL RETURN	IB	8,114

EQ/PIMCO REAL RETURN	IB	548,429

EQ/PIMCO TOTAL RETURN	IB	1,628,733

EQ/PIMCO ULTRA SHORT BOND	IA	694,738

EQ/PIMCO ULTRA SHORT BOND	IB	493,327

EQ/QUALITY BOND PLUS	IA	1,898

EQ/QUALITY BOND PLUS	IB	360,765

EQ/SMALL COMPANY INDEX	IA	107,541

EQ/SMALL COMPANY INDEX	IB	1,152,379

EQ/T. ROWE PRICE GROWTH STOCK	IB	458,719

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	13,422

EQ/WELLINGTON ENERGY	IB	1,047,802

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	897

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	21,283

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	143,881

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	217,005

FRANKLIN INCOME VIP FUND	CLASS 2	22,091

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	57,493

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	168,010

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	555

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	133

INVESCO V.I. HEALTH CARE FUND	SERIES I	1,937

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	134,622

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	90,151

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Share Class**	Portfolio Shares Held

INVESCO V.I. TECHNOLOGY FUND	SERIES I	1,758

IVY VIP HIGH INCOME	CLASS II	3,685,209

IVY VIP SMALL CAP GROWTH	CLASS II	379,358

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	64,899

JANUS HENDERSON FORTY PORTFOLIO	INSTITUTIONAL SHARES	46,056

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	475

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	129,811

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	5,886

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	23,591

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	22,720

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	122,783

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	15,410

MULTIMANAGER AGGRESSIVE EQUITY	IB	113,939

MULTIMANAGER CORE BOND	IA	941,300

MULTIMANAGER CORE BOND	IB	519,976

MULTIMANAGER TECHNOLOGY	IB	670,500

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	448,379

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	150,797

TARGET 2025 ALLOCATION	B	73,514

TARGET 2035 ALLOCATION	B	136,204

TARGET 2045 ALLOCATION	B	130,406

TARGET 2055 ALLOCATION	B	216,302

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	333,898

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	698,048

TEMPLETON GROWTH VIP FUND	CLASS 2	93,978

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	4,990

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	1,322

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	151,630

VANECK VIP GLOBAL HARD ASSETS FUND	INITIAL CLASS	42,826

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$153.16	1,083
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$210.09	5,530

1290 VT DOUBLELINE DYNAMIC ALLOCATION+	0.00%	IB	$121.38	815
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$157.79	51,466

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$107.37	1,896
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$114.08	7,477

1290 VT ENERGY+	0.00%	IB	$77.55	2,256

1290 VT EQUITY INCOME	0.00%	IA	$38.39	84,238
1290 VT EQUITY INCOME+	0.00%	IB	$107.17	239
1290 VT EQUITY INCOME	0.00%	IB	$270.70	11,661

1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$102.05	682
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$195.08	13,190

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$110.26	17,246
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$120.10	12,690
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$502.41	89,391

1290 VT LOW VOLATILITY GLOBAL EQUITY+	0.00%	IB	$105.44	835

1290 VT NATURAL RESOURCES+	0.00%	IB	$86.68	339

1290 VT SMALL CAP VALUE+	0.00%	IB	$107.75	480
1290 VT SMALL CAP VALUE	0.00%	IB	$136.34	10,923

1290 VT SMARTBETA EQUITY+	0.00%	IB	$121.68	1,376
1290 VT SMARTBETA EQUITY	0.00%	IB	$166.78	5,533

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$28.89	269
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$135.71	1,381
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$320.90	1,983

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATIN FUNDSM+	0.00%	CLASS 4	$146.41	2,591

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATIN FUNDSM	0.00%	CLASS 4	$222.26	19,761
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$139.65	2,763
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$175.22	26,540

BNY MELLON STOCK INDEX FUND, INC.	0.00%	INITIAL SHARES	$58.88	499,341

EQ/400 MANAGED VOLATILITY	0.00%	IB	$272.04	4,866
EQ/500 MANAGED VOLATILITY	0.00%	IB	$325.55	16,335
EQ/2000 MANAGED VOLATILITY	0.00%	IB	$265.87	7,765

EQ/AB SMALL CAP GROWTH	0.00%	IA	$53.69	3,571
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$147.24	5,329
EQ/AB SMALL CAP GROWTH	0.00%	IB	$726.39	18,924

EQ/AGGRESSIVE ALLOCATION+	0.00%	B	$127.58	9,238
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$338.25	108,396

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$26.72	582
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$121.44	3,136
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$205.76	64,517

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$113.59	6,178
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$283.87	55,451

EQ/BALANCED STRATEGY	0.00%	IB	$200.71	213,283

EQ/BLACKROCK BASIC VALUE EQUITY+	0.00%	IB	$113.37	4,660
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$601.93	29,761

The accompanying notes are an integral part of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$37.04	1,875
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$525.00	12,722

EQ/CLEARBRIDGE LARGE CAP GROWTH+	0.00%	IB	$147.32	1,983
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$465.37	25,974

EQ/COMMON STOCK INDEX	0.00%	IA	$51.67	23,102
EQ/COMMON STOCK INDEX+	0.00%	IB	$135.63	35,638
EQ/COMMON STOCK INDEX	0.00%	IB	$330.12	199,466

EQ/CONSERVATIVE ALLOCATION+	0.00%	B	$111.58	806
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$186.35	21,438

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$182.81	62,884

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$150.41	19,366

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$17.27	1,015
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	B	$116.63	2,159
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$221.42	33,704

EQ/CORE BOND INDEX	0.00%	IA	$18.02	240,968
EQ/CORE BOND INDEX+	0.00%	IB	$108.75	8,977
EQ/CORE BOND INDEX	0.00%	IB	$161.22	54,703

EQ/CORE PLUS BOND	0.00%	B	$177.22	20,442

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$127.96	1,255

EQ/EQUITY 500 INDEX+	0.00%	IB	$133.78	69,124
EQ/EQUITY 500 INDEX	0.00%	IB	$362.34	273,517

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$350.87	36,629
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	K	$55.35	41,255

EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$128.11	7,388
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$350.45	36,474

EQ/FRANKLIN STRATEGIC INCOME+	0.00%	IB	$108.17	3,665
EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$155.43	61,763

EQ/GLOBAL BOND PLUS	0.00%	IB	$156.18	21,539

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$443.21	23,290

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$121.48	3,634
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$258.88	10,592

EQ/GROWTH STRATEGY	0.00%	IB	$241.08	278,619

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$20.00	227,564
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$136.11	8,658
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$185.45	1,594

EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$119.66	392
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$203.88	25,580

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$17.07	347,412
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$114.52	6,987
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$172.69	70,367

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$156.30	10,836

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$22.03	24,694
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$116.19	1,010
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$208.49	22,519

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/INVESCO COMSTOCK+	0.00%	IB	$111.74	181
EQ/INVESCO COMSTOCK	0.00%	IB	$267.27	17,992

EQ/INVESCO GLOBAL+	0.00%	IB	$144.14	1,663

EQ/INVESCO GLOBAL REAL ESTATE+	0.00%	IB	$93.58	2,077
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$177.12	39,639

EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$206.96	34,277

EQ/JANUS ENTERPRISE	0.00%	IA	$56.99	12,346
EQ/JANUS ENTERPRISE+	0.00%	IB	$131.48	3,897
EQ/JANUS ENTERPRISE	0.00%	IB	$464.75	31,241

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$23.59	47
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$126.50	5,060
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$463.61	25,824

EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$131.47	2,024
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$324.20	11,557

EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$157.95	9,107
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$408.75	39,304

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$48.23	9,739
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$150.34	1,805
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$759.35	18,513

EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$114.27	3,567
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$160.77	52,619

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$35.17	2,176
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$284.16	31,277

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$126.71	104,211

EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$42.74	10,578
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$145.29	4,616
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$577.90	24,283

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$31.67	166,190
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$128.80	5,408
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$330.50	37,762

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$131.89	11,364
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$299.71	90,797

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$144.96	6,305
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$410.60	33,726

EQ/MFS TECHNOLOGY	0.00%	IB	$133.58	116,245

EQ/MFS UTILITIES SERIES	0.00%	K	$72.03	780

EQ/MID CAP INDEX+	0.00%	IB	$124.50	7,963
EQ/MID CAP INDEX	0.00%	IB	$365.11	41,650

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$32.31	12,657
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$116.67	1,566
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$461.11	12,680

EQ/MODERATE ALLOCATION	0.00%	A	$17.75	504
EQ/MODERATE ALLOCATION+	0.00%	B	$118.97	15,014
EQ/MODERATE ALLOCATION	0.00%	B	$249.09	183,924

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$220.18	573,787

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$19.59	2,093
EQ/MODERATE-PLUS ALLOCATION+	0.00%	B	$124.22	33,494
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$298.33	364,719

EQ/MONEY MARKET	0.00%	IA	$11.82	79,403
EQ/MONEY MARKET+	0.00%	IB	$101.46	13,814
EQ/MONEY MARKET	0.00%	IB	$136.01	74,160

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$16.86	3,441
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$179.38	30,974
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$206.88	3,136

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$111.63	784

EQ/PIMCO REAL RETURN+	0.00%	IB	$114.32	1,068
EQ/PIMCO REAL RETURN	0.00%	IB	$148.69	47,626

EQ/PIMCO TOTAL RETURN+	0.00%	IB	$112.20	10,354
EQ/PIMCO TOTAL RETURN	0.00%	IB	$153.30	112,829

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$15.16	452,761
EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$102.83	1,545
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$128.83	36,666

EQ/QUALITY BOND PLUS	0.00%	IA	$13.01	1,288
EQ/QUALITY BOND PLUS	0.00%	IB	$194.36	16,380

EQ/SMALL COMPANY INDEX	0.00%	IA	$27.61	48,998
EQ/SMALL COMPANY INDEX+	0.00%	IB	$133.45	4,534
EQ/SMALL COMPANY INDEX	0.00%	IB	$498.40	27,899

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$61.12	808
EQ/T. ROWE PRICE GROWTH STOCK+	0.00%	IB	$153.84	16,819
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$525.24	57,588

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$146.47	6,000

EQ/WELLINGTON ENERGY	0.00%	IB	$45.98	53,344

FIDELITY® VIP ASSET MANAGER PORTFOLIO	0.00%	INITIAL CLASS	$29.36	520
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	INITIAL CLASS	$33.71	14,117
FIDELITY® VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$123.74	3,145
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$307.09	8,909

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$127.94	3,066
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$273.83	28,119

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$19.19	17,297

FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$202.41	4,712

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$122.17	1,825
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$257.58	8,593

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES I	$16.82	849

INVESCO V.I. GLOBAL CORE EQUITY FUND	0.00%	SERIES I	$23.70	62

INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES I	$48.92	1,334

INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$217.61	6,335

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$280.70	6,163

INVESCO V.I. TECHNOLOGY FUND	0.00%	SERIES I	$61.33	1,036

IVY VIP HIGH INCOME+	0.00%	CLASS II	$109.59	7,258
IVY VIP HIGH INCOME	0.00%	CLASS II	$141.08	83,050

IVY VIP SMALL CAP GROWTH+	0.00%	CLASS II	$143.72	1,248
IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$326.79	13,474

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2020

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

JANUS HENDERSON ENTERPRISE PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$36.14	169,162

JANUS HENDERSON FORTY PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$54.29	48,358

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$23.08	651

JANUS HENDERSON MID CAP VALUE PORTFOLIO	0.00%	SERVICE SHARES	$37.34	53,570

JANUS HENDERSON OVERSEAS PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$27.59	8,153

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$111.92	2,633

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$325.33	2,513

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$414.83	7,302

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	0.00%	CLASS I	$37.33	3,194

MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$156.96	2,896
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$367.70	24,312

MULTIMANAGER CORE BOND	0.00%	IA	$16.60	578,112
MULTIMANAGER CORE BOND	0.00%	IB	$209.71	25,356

MULTIMANAGER TECHNOLOGY+	0.00%	IB	$172.44	10,853
MULTIMANAGER TECHNOLOGY	0.00%	IB	$1,242.78	19,183

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$70.51	38,132
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$108.10	547

T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$113.13	3,008
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$241.66	14,879

TARGET 2025 ALLOCATION	0.00%	B	$146.87	6,149
TARGET 2035 ALLOCATION	0.00%	B	$154.12	12,119
TARGET 2045 ALLOCATION	0.00%	B	$158.45	11,548
TARGET 2055 ALLOCATION	0.00%	B	$166.25	18,532

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$136.95	1,433
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$162.77	22,672

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$95.44	2,622

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$122.77	76,538

TEMPLETON GROWTH VIP FUND	0.00%	CLASS 2	$188.35	5,573

VANECK VIP EMERGING MARKETS BOND FUND	0.00%	INITIAL CLASS	$25.99	1,695

VANECK VIP EMERGING MARKETS FUND	0.00%	INITIAL CLASS	$39.51	557

VANECK VIP GLOBAL HARD ASSETS FUND	0.00%	CLASS S	$79.25	41,231
VANECK VIP GLOBAL HARD ASSETS FUND	0.00%	INITIAL CLASS	$36.42	26,435

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality and expense risk related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of the financial statements.
+	The Variable Investment Option is subject to an Investment Expense Reduction (See Note 6).

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT ENERGY*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$13,622	$75,665	$20,583	$6,915	$115,834	$4,368

Net Investment Income (Loss)	13,622	75,665	20,583	6,915	115,834	4,368

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	14,228	10,365	39	(4,415)	(116,532)	(22,365)
Net realized gain distribution from the Portfolios	46,633	279,275	2,536	12,162	11,212	—

Net realized gain (loss)	60,861	289,640	2,575	7,747	(105,320)	(22,365)

Net change in unrealized appreciation (depreciation) of investments	239,386	570,886	11,289	(6,796)	(269,166)	7,636

Net Realized and Unrealized Gain (Loss) on Investments	300,247	860,526	13,864	951	(374,486)	(14,729)

Net Increase (Decrease) in Net Assets Resulting from Operations	$313,869	$936,191	$34,447	$7,866	$(258,652)	$(10,361)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT NATURAL RESOURCES*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$301,447	$2,223	$1,057	$19,859	$5,746	$5,596

Net Investment Income (Loss)	301,447	2,223	1,057	19,859	5,746	5,596

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	304,289	(262)	114	9,887	6,051	77,834
Net realized gain distribution from the Portfolios	1,026,404	366	—	—	5,191	27,219

Net realized gain (loss)	1,330,693	104	114	9,887	11,242	105,053

Net change in unrealized appreciation (depreciation) of investments	3,316,907	16,334	2,880	323,574	101,745	39,451

Net Realized and Unrealized Gain (Loss) on Investments	4,647,600	16,438	2,994	333,461	112,987	144,504

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,949,047	$18,661	$4,051	$353,320	$118,733	$150,100

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BNY MELLON STOCK INDEX FUND, INC.	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,029	$1,344	$444,768	$7,872	$47,003	$13,088

Net Investment Income (Loss)	4,029	1,344	444,768	7,872	47,003	13,088

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	51,104	34,041	2,570,484	(19,170)	119,481	(12,472)
Net realized gain distribution from the Portfolios	194,672	37,630	1,796,451	81,328	436,762	89,560

Net realized gain (loss)	245,776	71,671	4,366,935	62,158	556,243	77,088

Net change in unrealized appreciation (depreciation) of investments	821,175	858,088	(84,452)	87,185	182,538	237,862

Net Realized and Unrealized Gain (Loss) on Investments	1,066,951	929,759	4,282,483	149,343	738,781	314,950

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,070,980	$931,103	$4,727,251	$157,215	$785,784	$328,038

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,365	$926,670	$189,980	$178,735	$713,204	$308,263

Net Investment Income (Loss)	10,365	926,670	189,980	178,735	713,204	308,263

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	23,850	515,607	2,374	76,343	474,103	149,143
Net realized gain distribution from the Portfolios	1,860,397	2,393,027	435,095	26,563	1,178,470	1,279,876

Net realized gain (loss)	1,884,247	2,908,634	437,469	102,906	1,652,573	1,429,019

Net change in unrealized appreciation (depreciation) of investments	2,003,445	1,206,166	936,083	530,651	1,956,523	(1,047,328)

Net Realized and Unrealized Gain (Loss) on Investments	3,887,692	4,114,800	1,373,552	633,557	3,609,096	381,691

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,898,057	$5,041,470	$1,563,532	$812,292	$4,322,300	$689,954

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,702	$—	$689,055	$71,829	$178,953	$41,204

Net Investment Income (Loss)	6,702	—	689,055	71,829	178,953	41,204

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	89,810	177,782	1,397,800	7,015	47,645	14,762
Net realized gain distribution from the Portfolios	353,356	986,782	3,314,068	95,764	260,518	26,027

Net realized gain (loss)	443,166	1,164,564	4,711,868	102,779	308,163	40,789

Net change in unrealized appreciation (depreciation) of investments	740,095	1,807,760	6,427,944	108,110	549,599	113,288

Net Realized and Unrealized Gain (Loss) on Investments	1,183,261	2,972,324	11,139,812	210,889	857,762	154,077

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,189,963	$2,972,324	$11,828,867	$282,718	$1,036,715	$195,281

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$148,712	$202,836	$71,913	$1,336	$1,192,105	$93,555

Net Investment Income (Loss)	148,712	202,836	71,913	1,336	1,192,105	93,555

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(3,575)	66,301	6,739	(489)	1,541,633	140,109
Net realized gain distribution from the Portfolios	359,858	90,787	127,159	1,360	2,149,945	534,122

Net realized gain (loss)	356,283	157,088	133,898	871	3,691,578	674,231

Net change in unrealized appreciation (depreciation) of investments	195,797	390,437	237,984	25,048	11,160,304	2,430,908

Net Realized and Unrealized Gain (Loss) on Investments	552,080	547,525	371,882	25,919	14,851,882	3,105,139

Net Increase (Decrease) in Net Assets Resulting from Operations	$700,792	$750,361	$443,795	$27,255	$16,043,987	$3,198,694

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$112,379	$289,381	$60,954	$58,981	$16,431	$1,238,624

Net Investment Income (Loss)	112,379	289,381	60,954	58,981	16,431	1,238,624

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	103,267	(6,498)	16,786	303,913	8,483	413,781
Net realized gain distribution from the Portfolios	—	—	51,937	537,603	17,593	2,115,642

Net realized gain (loss)	103,267	(6,498)	68,723	841,516	26,076	2,529,423

Net change in unrealized appreciation (depreciation) of investments	1,678,989	180,364	123,099	380,534	266,827	4,372,951

Net Realized and Unrealized Gain (Loss) on Investments	1,782,256	173,866	191,822	1,222,050	292,903	6,902,374

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,894,635	$463,247	$252,776	$1,281,031	$309,334	$8,140,998

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$59,731	$64,753	$323,280	$24,476	$63,901	$85,105

Net Investment Income (Loss)	59,731	64,753	323,280	24,476	63,901	85,105

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	102,171	667	(271,515)	(6,947)	8,844	(96,124)
Net realized gain distribution from the Portfolios	36,147	97,945	46,354	7,469	55,840	20,491

Net realized gain (loss)	138,318	98,612	(225,161)	522	64,684	(75,633)

Net change in unrealized appreciation (depreciation) of investments	63,359	226,554	700,907	90,359	122,133	32,327

Net Realized and Unrealized Gain (Loss) on Investments	201,677	325,166	475,746	90,881	186,817	(43,306)

Net Increase (Decrease) in Net Assets Resulting from Operations	$261,408	$389,919	$799,026	$115,357	$250,718	$41,799

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1	$171,480	$51,049	$—	$114,543	$24,610

Net Investment Income (Loss)	1	171,480	51,049	—	114,543	24,610

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	29	(54,699)	48,518	146,720	(41,522)	57,021
Net realized gain distribution from the Portfolios	—	19,962	—	1,514,816	173,179	416,053

Net realized gain (loss)	29	(34,737)	48,518	1,661,536	131,657	473,074

Net change in unrealized appreciation (depreciation) of investments	42,563	(982,801)	756,281	913,393	1,253,852	71,240

Net Realized and Unrealized Gain (Loss) on Investments	42,592	(1,017,538)	804,799	2,574,929	1,385,509	544,314

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,593	$(846,058)	$855,848	$2,574,929	$1,500,052	$568,924

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$45,161	$10,363	$150,705	$127,672	$205,281	$—

Net Investment Income (Loss)	45,161	10,363	150,705	127,672	205,281	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	557,686	534,704	(23,784)	210,848	(32,506)	512,429
Net realized gain distribution from the Portfolios	983,633	1,976,991	90,999	477,897	40,257	1,224,317

Net realized gain (loss)	1,541,319	2,511,695	67,215	688,745	7,751	1,736,746

Net change in unrealized appreciation (depreciation) of investments	2,930,036	1,063,555	106,926	(318,499)	(123,040)	1,700,922

Net Realized and Unrealized Gain (Loss) on Investments	4,471,355	3,575,250	174,141	370,246	(115,289)	3,437,668

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,516,516	$3,585,613	$324,846	$497,918	$89,992	$3,437,668

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*(a)	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$72,335	$62,868	$—	$7,338	$1,354	$136,034

Net Investment Income (Loss)	72,335	62,868	—	7,338	1,354	136,034

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	142,792	125,003	167,092	197,885	153	166,713
Net realized gain distribution from the Portfolios	1,510,013	252,726	1,459,188	304,146	640	776,693

Net realized gain (loss)	1,652,805	377,729	1,626,280	502,031	793	943,406

Net change in unrealized appreciation (depreciation) of investments	660,791	4,175,635	1,568,548	2,817,103	864	953,979

Net Realized and Unrealized Gain (Loss) on Investments	2,313,596	4,553,364	3,194,828	3,319,134	1,657	1,897,385

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,385,931	$4,616,232	$3,194,828	$3,326,472	$3,011	$2,033,419

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on June 5, 2020.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$65,103	$974,664	$2,220,685	$2,540,084	$45,368	$—

Net Investment Income (Loss)	65,103	974,664	2,220,685	2,540,084	45,368	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	91,792	89,708	1,484,028	640,802	(106)	130,605
Net realized gain distribution from the Portfolios	194,556	2,287,226	4,620,806	7,287,780	198	867,752

Net realized gain (loss)	286,348	2,376,934	6,104,834	7,928,582	92	998,357

Net change in unrealized appreciation (depreciation) of investments	(3,530)	1,457,200	5,649,121	3,381,935	169	1,463,537

Net Realized and Unrealized Gain (Loss) on Investments	282,818	3,834,134	11,753,955	11,310,517	261	2,461,894

Net Increase (Decrease) in Net Assets Resulting from Operations	$347,921	$4,808,798	$13,974,640	$13,850,601	$45,629	$2,461,894

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1	$92,496	$322,394	$87,949	$40,941	$130,330

Net Investment Income (Loss)	1	92,496	322,394	87,949	40,941	130,330

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	186	67,488	178,625	(21,221)	24,786	(138,239)
Net realized gain distribution from the Portfolios	477	255,373	604,572	—	72,329	518,246

Net realized gain (loss)	663	322,861	783,197	(21,221)	97,115	380,007

Net change in unrealized appreciation (depreciation) of investments	2,379	276,601	186,057	52,595	31,024	2,312,656

Net Realized and Unrealized Gain (Loss) on Investments	3,042	599,462	969,254	31,374	128,139	2,692,663

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,043	$691,958	$1,291,648	$119,323	$169,080	$2,822,993

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$78,334	$212	$60,865	$24,894

Net Investment Income (Loss)	—	—	78,334	212	60,865	24,894

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	629,811	5,366	(272,734)	111	(173)	(62,088)
Net realized gain distribution from the Portfolios	895,477	11,465	—	190	151,925	—

Net realized gain (loss)	1,525,288	16,831	(272,734)	301	151,752	(62,088)

Net change in unrealized appreciation (depreciation) of investments	6,769,117	64,619	(767,787)	1,510	58,329	1,366,884

Net Realized and Unrealized Gain (Loss) on Investments	8,294,405	81,450	(1,040,521)	1,811	210,081	1,304,796

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,294,405	$81,450	$(962,187)	$2,023	$270,946	$1,329,690

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	FRANKLIN INCOME VIP FUND	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,925	$23,159	$26,464	$407	$18	$182

Net Investment Income (Loss)	17,925	23,159	26,464	407	18	182

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,899)	(28,284)	(117,665)	6	46	313
Net realized gain distribution from the Portfolios	254	32,198	112,558	338	—	1,385

Net realized gain (loss)	(1,645)	3,914	(5,107)	344	46	1,698

Net change in unrealized appreciation (depreciation) of investments	(13,622)	(53,667)	180,589	(756)	97	6,273

Net Realized and Unrealized Gain (Loss) on Investments	(15,267)	(49,753)	175,482	(412)	143	7,971

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,658	$(26,594)	$201,946	$(5)	$161	$8,153

The accompanying notes are an integral part of these financial statements.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	JANUS HENDERSON ENTERPRISE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,798	$361	$—	$744,353	$—	$3,353

Net Investment Income (Loss)	5,798	361	—	744,353	—	3,353

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(53,169)	(57,199)	474	(134,720)	(129,436)	(67,341)
Net realized gain distribution from the Portfolios	250,681	128,720	4,810	—	—	333,277

Net realized gain (loss)	197,512	71,521	5,284	(134,720)	(129,436)	265,936

Net change in unrealized appreciation (depreciation) of investments	(85,385)	304,666	14,938	130,016	1,373,760	805,917

Net Realized and Unrealized Gain (Loss) on Investments	112,127	376,187	20,222	(4,704)	1,244,324	1,071,853

Net Increase (Decrease) in Net Assets Resulting from Operations	$117,925	$376,548	$20,222	$739,649	$1,244,324	$1,075,206

The accompanying notes are an integral part of these financial statements.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	JANUS HENDERSON FORTY PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,839	$187	$18,537	$2,584	$10,172	$3,085

Net Investment Income (Loss)	5,839	187	18,537	2,584	10,172	3,085

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	9,169	37	(80,583)	(1,455)	(639)	9,781
Net realized gain distribution from the Portfolios	151,114	1,337	33,736	—	—	22,235

Net realized gain (loss)	160,283	1,374	(46,847)	(1,455)	(639)	32,016

Net change in unrealized appreciation (depreciation) of investments	579,376	3,493	(4,252)	29,304	11,856	64,192

Net Realized and Unrealized Gain (Loss) on Investments	739,659	4,867	(51,099)	27,849	11,217	96,208

Net Increase (Decrease) in Net Assets Resulting from Operations	$745,498	$5,054	$(32,562)	$30,433	$21,389	$99,293

The accompanying notes are an integral part of these financial statements.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,566	$5,014	$—	$272,478	$24,296	$139,096

Net Investment Income (Loss)	5,566	5,014	—	272,478	24,296	139,096

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	76,068	(204)	317,516	149,191	1,133,119	(145,203)
Net realized gain distribution from the Portfolios	244,685	—	808,937	263,112	3,775,987	—

Net realized gain (loss)	320,753	(204)	1,126,453	412,303	4,909,106	(145,203)

Net change in unrealized appreciation (depreciation) of investments	219,901	1,728	1,416,383	175,843	3,442,963	83,384

Net Realized and Unrealized Gain (Loss) on Investments	540,654	1,524	2,542,836	588,146	8,352,069	(61,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	$546,220	$6,538	$2,542,836	$860,624	$8,376,365	$77,277

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$67,438	$14,800	$27,270	$25,639	$40,144	$119,968

Net Investment Income (Loss)	67,438	14,800	27,270	25,639	40,144	119,968

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(92,265)	(10,976)	8,540	36,635	8,409	22,390
Net realized gain distribution from the Portfolios	83,908	30,250	39,235	34,162	14,017	75,288

Net realized gain (loss)	(8,357)	19,274	47,775	70,797	22,426	97,678

Net change in unrealized appreciation (depreciation) of investments	79,322	34,379	169,533	171,858	356,920	348,846

Net Realized and Unrealized Gain (Loss) on Investments	70,965	53,653	217,308	242,655	379,346	446,524

Net Increase (Decrease) in Net Assets Resulting from Operations	$138,403	$68,453	$244,578	$268,294	$419,490	$566,492

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2020

	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$744,063	$27,590	$2,845	$381	$25,198

Net Investment Income (Loss)	744,063	27,590	2,845	381	25,198

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(94,740)	(88,654)	57	51	(211,977)
Net realized gain distribution from the Portfolios	—	—	—	572	—

Net realized gain (loss)	(94,740)	(88,654)	57	623	(211,977)

Net change in unrealized appreciation (depreciation) of investments	(1,128,181)	119,516	648	2,282	937,585

Net Realized and Unrealized Gain (Loss) on Investments	(1,222,921)	30,862	705	2,905	725,608

Net Increase (Decrease) in Net Assets Resulting from Operations	$(478,858)	$58,452	$3,550	$3,286	$750,806

The accompanying notes are an integral part of these financial statements.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$13,622	$24,160	$75,665	$125,067	$20,583	$16,693
Net realized gain (loss)	60,861	11,542	289,640	210,756	2,575	610
Net change in unrealized appreciation (depreciation) of investments	239,386	69,932	570,886	577,849	11,289	11,399

Net increase (decrease) in net assets resulting from operations	313,869	105,634	936,191	913,672	34,447	28,702

From Contractowners Transactions:
Payments received from contractowners	229,804	181,634	1,388,034	1,602,856	456,259	268,328
Transfers between Variable Investment Options including guaranteed interest account, net	181,841	68,692	84,108	(76,476)	4,327	36,178
Redemptions for contract benefits and terminations	—	(4,354)	(31,339)	(58,061)	(4)	(227)
Contract maintenance charges	(80,860)	(50,899)	(679,935)	(645,312)	(55,213)	(31,020)

Net increase (decrease) in net assets resulting from contractowners transactions	330,785	195,073	760,868	823,007	405,369	273,259

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	202	—	100	1,087	201	—

Net Increase (Decrease) in Net Assets	644,856	300,707	1,697,159	1,737,766	440,017	301,961
Net Assets — Beginning of Year or Period	682,794	382,087	6,524,200	4,786,434	616,567	314,606

Net Assets — End of Year or Period	$1,327,650	$682,794	$8,221,359	$6,524,200	$1,056,584	$616,567

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT ENERGY*(a)		1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,915	$328	$115,834	$140,377	$4,368	$98,055
Net realized gain (loss)	7,747	5	(105,320)	(1,352,108)	(22,365)	36,587
Net change in unrealized appreciation (depreciation) of investments	(6,796)	590	(269,166)	2,590,799	7,636	51,802

Net increase (decrease) in net assets resulting from operations	7,866	923	(258,652)	1,379,068	(10,361)	186,444

From Contractowners Transactions:
Payments received from contractowners	116,515	14,200	374,109	447,573	393,422	420,893
Transfers between Variable Investment Options including guaranteed interest account, net	41,053	—	180,674	(2,669,806)	74,774	(110,059)
Redemptions for contract benefits and terminations	—	—	(34,355)	(164,548)	(22,047)	(47,149)
Contract maintenance charges	(5,273)	(383)	(304,121)	(310,071)	(183,070)	(174,026)

Net increase (decrease) in net assets resulting from contractowners transactions	152,295	13,817	216,307	(2,696,852)	263,079	89,659

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	99	—	—	—	—	—

Net Increase (Decrease) in Net Assets	160,260	14,740	(42,345)	(1,317,784)	252,718	276,103
Net Assets — Beginning of Year or Period	14,740	—	6,458,357	7,776,141	2,390,419	2,114,316

Net Assets — End of Year or Period	$175,000	$14,740	$6,416,012	$6,458,357	$2,643,137	$2,390,419

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on July 15, 2019.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)		1290 VT NATURAL RESOURCES*(a)
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$301,447	$223,958	$2,223	$—	$1,057	$95
Net realized gain (loss)	1,330,693	1,859,483	104	—	114	3
Net change in unrealized appreciation (depreciation) of investments	3,316,907	4,951,419	16,334	12	2,880	199

Net increase (decrease) in net assets resulting from operations	4,949,047	7,034,860	18,661	12	4,051	297

From Contractowners Transactions:
Payments received from contractowners	7,114,517	8,234,156	72,459	1,268	22,335	7,293
Transfers between Variable Investment Options including guaranteed interest account, net	(188,811)	(1,807,132)	(331)	—	566	—
Redemptions for contract benefits and terminations	(610,645)	(800,359)	(1)	—	—	—
Contract maintenance charges	(2,618,893)	(2,455,516)	(4,064)	(23)	(4,935)	(252)

Net increase (decrease) in net assets resulting from contractowners transactions	3,696,168	3,171,149	68,063	1,245	17,966	7,041

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	—	100	—	49	—

Net Increase (Decrease) in Net Assets	8,645,215	10,206,009	86,824	1,257	22,066	7,338
Net Assets — Beginning of Year or Period	39,768,578	29,562,569	1,257	—	7,338	—

Net Assets — End of Year or Period	$48,413,793	$39,768,578	$88,081	$1,257	$29,404	$7,338

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on July 15, 2019.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	1290 VT SMALL CAP VALUE*(a)(b)		1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$19,859	$2	$5,746	$6,550	$5,596	$7,203
Net realized gain (loss)	9,887	12	11,242	13,256	105,053	25,635
Net change in unrealized appreciation (depreciation) of investments	323,574	371	101,745	66,946	39,451	121,109

Net increase (decrease) in net assets resulting from operations	353,320	385	118,733	86,752	150,100	153,947

From Contractowners Transactions:
Payments received from contractowners	88,832	7,174	398,275	226,634	260,444	92,443
Transfers between Variable Investment Options including guaranteed interest account, net	1,153,735	—	6,289	164,693	(375,895)	144,656
Redemptions for contract benefits and terminations	(14,851)	—	(478)	(174)	(18,910)	(874)
Contract maintenance charges	(47,591)	(125)	(73,100)	(41,451)	(43,240)	(30,751)

Net increase (decrease) in net assets resulting from contractowners transactions	1,180,125	7,049	330,986	349,702	(177,601)	205,474

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	292	—	325	—	151	—

Net Increase (Decrease) in Net Assets	1,533,737	7,434	450,044	436,454	(27,350)	359,421
Net Assets — Beginning of Year or Period	7,434	—	640,151	203,697	858,778	499,357

Net Assets — End of Year or Period	$1,541,171	$7,434	$1,090,195	$640,151	$831,428	$858,778

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on July 15, 2019.
(b)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BNY MELLON STOCK INDEX FUND, INC.
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,029	$171	$1,344	$21,910	$444,768	$473,283
Net realized gain (loss)	245,776	128,422	71,671	138,145	4,366,935	6,151,354
Net change in unrealized appreciation (depreciation) of investments	821,175	427,109	858,088	470,317	(84,452)	494,155

Net increase (decrease) in net assets resulting from operations	1,070,980	555,702	931,103	630,372	4,727,251	7,118,792

From Contractowners Transactions:
Payments received from contractowners	1,203,354	1,057,564	1,209,296	1,151,483	256,973	252,424
Transfers between Variable Investment Options including guaranteed interest account, net	(149,472)	28,740	(105,087)	(147,114)	(3,854,585)	4,224,497
Redemptions for contract benefits and terminations	(32,055)	(16,767)	(38,049)	(23,175)	(649,173)	(26,826)
Contract maintenance charges	(281,584)	(206,398)	(270,823)	(203,899)	(887,682)	(849,499)

Net increase (decrease) in net assets resulting from contractowners transactions	740,243	863,139	795,337	777,295	(5,134,467)	3,600,596

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	251	—	352	—	—	—

Net Increase (Decrease) in Net Assets	1,811,474	1,418,841	1,726,792	1,407,667	(407,216)	10,719,388
Net Assets — Beginning of Year or Period	2,960,065	1,541,224	3,309,440	1,901,773	29,953,846	19,234,458

Net Assets — End of Year or Period	$4,771,539	$2,960,065	$5,036,232	$3,309,440	$29,546,630	$29,953,846

The accompanying notes are an integral part of these financial statements.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,872	$10,644	$47,003	$61,667	$13,088	$13,498
Net realized gain (loss)	62,158	37,163	556,243	112,647	77,088	64,140
Net change in unrealized appreciation (depreciation) of investments	87,185	157,245	182,538	749,134	237,862	206,451

Net increase (decrease) in net assets resulting from operations	157,215	205,052	785,784	923,448	328,038	284,089

From Contractowners Transactions:
Payments received from contractowners	174,446	241,518	529,412	565,160	278,780	290,201
Transfers between Variable Investment Options including guaranteed interest account, net	(30,575)	12,165	(1,415)	348,736	43,938	40,879
Redemptions for contract benefits and terminations	(15,025)	(6,387)	(57,686)	(42,920)	(27,639)	(35,545)
Contract maintenance charges	(98,068)	(79,911)	(328,176)	(281,708)	(119,750)	(108,886)

Net increase (decrease) in net assets resulting from contractowners transactions	30,778	167,385	142,135	589,268	175,329	186,649

Net Increase (Decrease) in Net Assets	187,993	372,437	927,919	1,512,716	503,367	470,738
Net Assets — Beginning of Year or Period	1,135,832	763,395	4,390,089	2,877,373	1,561,249	1,090,511

Net Assets — End of Year or Period	$1,323,825	$1,135,832	$5,318,008	$4,390,089	$2,064,616	$1,561,249

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,365	$15,615	$926,670	$498,280	$189,980	$182,524
Net realized gain (loss)	1,884,247	942,237	2,908,634	2,605,148	437,469	457,525
Net change in unrealized appreciation (depreciation) of investments	2,003,445	958,623	1,206,166	3,614,422	936,083	1,101,503

Net increase (decrease) in net assets resulting from operations	3,898,057	1,916,475	5,041,470	6,717,850	1,563,532	1,741,552

From Contractowners Transactions:
Payments received from contractowners	2,230,653	1,920,798	3,333,648	2,534,957	2,360,168	2,488,105
Transfers between Variable Investment Options including guaranteed interest account, net	(214,374)	(24,788)	(1,184,789)	(375,111)	(309,954)	(350,674)
Redemptions for contract benefits and terminations	(200,073)	(113,316)	(1,604,708)	(916,615)	(176,791)	(427,236)
Contract maintenance charges	(675,066)	(561,942)	(1,606,067)	(1,574,980)	(1,022,164)	(979,068)

Net increase (decrease) in net assets resulting from contractowners transactions	1,141,140	1,220,752	(1,061,916)	(331,749)	851,259	731,127

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	1,351	—	—	—	353	—

Net Increase (Decrease) in Net Assets	5,040,548	3,137,227	3,979,554	6,386,101	2,415,144	2,472,679
Net Assets — Beginning of Year or Period	9,682,756	6,545,529	33,864,721	27,478,620	11,256,267	8,783,588

Net Assets — End of Year or Period	$14,723,304	$9,682,756	$37,844,275	$33,864,721	$13,671,411	$11,256,267

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*(c)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$178,735	$198,176	$713,204	$556,859	$308,263	$301,613
Net realized gain (loss)	102,906	19,517	1,652,573	938,673	1,429,019	1,281,141
Net change in unrealized appreciation (depreciation) of investments	530,651	2,152,497	1,956,523	3,548,763	(1,047,328)	1,537,919

Net increase (decrease) in net assets resulting from operations	812,292	2,370,190	4,322,300	5,044,295	689,954	3,120,673

From Contractowners Transactions:
Payments received from contractowners	3,260,047	3,149,969	4,955,621	6,458,008	2,831,977	2,953,893
Transfers between Variable Investment Options including guaranteed interest account, net	1,531,833	(381,498)	(764,207)	(583,037)	(224,796)	(856,390)
Redemptions for contract benefits and terminations	(115,590)	(98,716)	(618,857)	(601,330)	(345,050)	(322,603)
Contract maintenance charges	(907,967)	(752,142)	(3,424,663)	(3,323,192)	(1,199,814)	(1,114,780)

Net increase (decrease) in net assets resulting from contractowners transactions	3,768,323	1,917,613	147,894	1,950,449	1,062,317	660,120

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	350	(47)	23	6,237	352	—

Net Increase (Decrease) in Net Assets	4,580,965	4,287,756	4,470,217	7,000,981	1,752,623	3,780,793
Net Assets — Beginning of Year or Period	11,861,623	7,573,867	38,345,438	31,344,457	16,689,849	12,909,056

Net Assets — End of Year or Period	$16,442,588	$11,861,623	$42,815,655	$38,345,438	$18,442,472	$16,689,849

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(c)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/CAPITAL GROUP RESEARCH*(d)		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/COMMON STOCK INDEX*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,702	$15,462	$—	$2,536	$689,055	$711,863
Net realized gain (loss)	443,166	401,697	1,164,564	684,688	4,711,868	3,275,285
Net change in unrealized appreciation (depreciation) of investments	740,095	293,452	1,807,760	1,832,150	6,427,944	7,355,543

Net increase (decrease) in net assets resulting from operations	1,189,963	710,611	2,972,324	2,519,374	11,828,867	11,342,691

From Contractowners Transactions:
Payments received from contractowners	631,836	462,005	1,326,664	1,141,154	13,708,310	13,272,735
Transfers between Variable Investment Options including guaranteed interest account, net	2,353,359	(104,052)	(740,859)	(1,074,240)	(1,454,920)	(595,135)
Redemptions for contract benefits and terminations	(63,370)	(85,663)	(386,483)	(243,691)	(1,177,863)	(714,114)
Contract maintenance charges	(301,529)	(180,393)	(606,428)	(546,254)	(4,741,106)	(3,853,114)

Net increase (decrease) in net assets resulting from contractowners transactions	2,620,296	91,897	(407,106)	(723,031)	6,334,421	8,110,372

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	38,263	—	281	—	6,386	—

Net Increase (Decrease) in Net Assets	3,848,522	802,508	2,565,499	1,796,343	18,169,674	19,453,063
Net Assets — Beginning of Year or Period	2,945,510	2,143,002	9,813,889	8,017,546	53,706,426	34,253,363

Net Assets — End of Year or Period	$6,794,032	$2,945,510	$12,379,388	$9,813,889	$71,876,100	$53,706,426

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(d)	EQ/Capital Group Research replaced EQ/UBS Growth & Income due to a merger on June 5, 2020.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$71,829	$60,966	$178,953	$143,847	$41,204	$39,470
Net realized gain (loss)	102,779	60,632	308,163	287,202	40,789	31,947
Net change in unrealized appreciation (depreciation) of investments	108,110	201,225	549,599	723,813	113,288	146,459

Net increase (decrease) in net assets resulting from operations	282,718	322,823	1,036,715	1,154,862	195,281	217,876

From Contractowners Transactions:
Payments received from contractowners	436,357	387,847	1,214,227	1,433,727	393,697	484,789
Transfers between Variable Investment Options including guaranteed interest account, net	77,715	(169,440)	266,493	514,104	15,728	(30,589)
Redemptions for contract benefits and terminations	(107,564)	(130,723)	(82,362)	(743,074)	(46,450)	(132,434)
Contract maintenance charges	(333,282)	(343,195)	(881,663)	(819,249)	(299,058)	(299,942)

Net increase (decrease) in net assets resulting from contractowners transactions	73,226	(255,511)	516,695	385,508	63,917	21,824

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	400	—	—	—	—	—

Net Increase (Decrease) in Net Assets	356,344	67,312	1,553,410	1,540,370	259,198	239,700
Net Assets — Beginning of Year or Period	3,712,501	3,645,189	9,942,366	8,401,996	2,653,659	2,413,959

Net Assets — End of Year or Period	$4,068,845	$3,712,501	$11,495,776	$9,942,366	$2,912,857	$2,653,659

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/CONSERVATIVE- PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$148,712	$105,503	$202,836	$226,414	$71,913	$60,331
Net realized gain (loss)	356,283	244,098	157,088	(58,760)	133,898	(3,136)
Net change in unrealized appreciation (depreciation) of investments	195,797	478,345	390,437	486,428	237,984	126,092

Net increase (decrease) in net assets resulting from operations	700,792	827,946	750,361	654,082	443,795	183,287

From Contractowners Transactions:
Payments received from contractowners	856,435	710,464	2,348,440	2,059,760	443,260	529,550
Transfers between Variable Investment Options including guaranteed interest account, net	170,308	(5,830)	109,649	(3,138,175)	148,765	(7,900)
Redemptions for contract benefits and terminations	(277,528)	(285,410)	(249,466)	(244,045)	(68,261)	(170,941)
Contract maintenance charges	(509,852)	(513,532)	(892,614)	(780,935)	(257,049)	(246,968)

Net increase (decrease) in net assets resulting from contractowners transactions	239,363	(94,308)	1,316,009	(2,103,395)	266,715	103,741

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	500	9	—	—	—	—

Net Increase (Decrease) in Net Assets	940,655	733,647	2,066,370	(1,449,313)	710,510	287,028
Net Assets — Beginning of Year or Period	6,791,458	6,057,811	12,177,558	13,626,871	2,912,617	2,625,589

Net Assets — End of Year or Period	$7,732,113	$6,791,458	$14,243,928	$12,177,558	$3,623,127	$2,912,617

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/EMERGING MARKETS EQUITY PLUS*(a)		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,336	$188	$1,192,105	$1,115,425	$93,555	$108,724
Net realized gain (loss)	871	—	3,691,578	2,432,409	674,231	(198,783)
Net change in unrealized appreciation (depreciation) of investments	25,048	403	11,160,304	12,763,710	2,430,908	3,013,049

Net increase (decrease) in net assets resulting from operations	27,255	591	16,043,987	16,311,544	3,198,694	2,922,990

From Contractowners Transactions:
Payments received from contractowners	139,417	13,339	22,010,891	17,939,077	1,607,824	1,701,588
Transfers between Variable Investment Options including guaranteed interest account, net	2,614	(75)	403,116	816,055	(622,730)	(2,891,731)
Redemptions for contract benefits and terminations	—	—	(1,120,979)	(750,164)	(172,582)	(528,871)
Contract maintenance charges	(22,416)	(253)	(6,746,659)	(5,116,040)	(806,576)	(780,592)

Net increase (decrease) in net assets resulting from contractowners transactions	119,615	13,011	14,546,369	12,888,928	5,936	(2,499,606)

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	150	—	6,700	67	—	—

Net Increase (Decrease) in Net Assets	147,020	13,602	30,597,056	29,200,539	3,204,630	423,384
Net Assets — Beginning of Year or Period	13,602	—	77,756,506	48,555,967	11,937,371	11,513,987

Net Assets — End of Year or Period	$160,622	$13,602	$108,353,562	$77,756,506	$15,142,001	$11,937,371

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on July 15, 2019.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/FRANKLIN RISING DIVIDENDS*		EQ/FRANKLIN STRATEGIC INCOME*		EQ/GLOBAL BOND PLUS*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$112,379	$106,900	$289,381	$331,915	$60,954	$24,586
Net realized gain (loss)	103,267	85,982	(6,498)	129,650	68,723	1,844
Net change in unrealized appreciation (depreciation) of investments	1,678,989	2,110,242	180,364	138,283	123,099	147,557

Net increase (decrease) in net assets resulting from operations	1,894,635	2,303,124	463,247	599,848	252,776	173,987

From Contractowners Transactions:
Payments received from contractowners	2,084,019	1,760,863	1,921,703	2,055,761	409,187	443,630
Transfers between Variable Investment Options including guaranteed interest account, net	(87,389)	(123,160)	(96,549)	83,680	(36,557)	(63,309)
Redemptions for contract benefits and terminations	(87,777)	(148,552)	(95,010)	(171,438)	(77,288)	(117,658)
Contract maintenance charges	(717,185)	(598,996)	(692,595)	(601,303)	(202,753)	(206,814)

Net increase (decrease) in net assets resulting from contractowners transactions	1,191,668	890,155	1,037,549	1,366,700	92,589	55,849

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	450	—	298	(24)	12	—

Net Increase (Decrease) in Net Assets	3,086,753	3,193,279	1,501,094	1,966,524	345,377	229,836
Net Assets — Beginning of Year or Period	10,642,815	7,449,536	8,495,241	6,528,717	3,018,501	2,788,665

Net Assets — End of Year or Period	$13,729,568	$10,642,815	$9,996,335	$8,495,241	$3,363,878	$3,018,501

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$58,981	$120,848	$16,431	$18,334	$1,238,624	$811,460
Net realized gain (loss)	841,516	612,807	26,076	41,398	2,529,423	1,216,596
Net change in unrealized appreciation (depreciation) of investments	380,534	1,249,933	266,827	433,139	4,372,951	6,936,367

Net increase (decrease) in net assets resulting from operations	1,281,031	1,983,588	309,334	492,871	8,140,998	8,964,423

From Contractowners Transactions:
Payments received from contractowners	779,898	870,390	784,332	549,076	9,620,029	10,634,646
Transfers between Variable Investment Options including guaranteed interest account, net	(576,346)	(433,961)	71,431	(43,242)	(741,137)	(810,850)
Redemptions for contract benefits and terminations	(261,379)	(286,897)	(44,760)	(22,982)	(770,923)	(762,663)
Contract maintenance charges	(471,480)	(506,370)	(237,167)	(176,362)	(4,855,326)	(4,612,050)

Net increase (decrease) in net assets resulting from contractowners transactions	(529,307)	(356,838)	573,836	306,490	3,252,643	4,449,083

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	—	784	—	9	18

Net Increase (Decrease) in Net Assets	751,724	1,626,750	883,954	799,361	11,393,650	13,413,524
Net Assets — Beginning of Year or Period	9,570,812	7,944,062	2,299,641	1,500,280	55,775,743	42,362,219

Net Assets — End of Year or Period	$10,322,536	$9,570,812	$3,183,595	$2,299,641	$67,169,393	$55,775,743

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$59,731	$95,902	$64,753	$90,258	$323,280	$439,261
Net realized gain (loss)	138,318	58,347	98,612	106,524	(225,161)	31,201
Net change in unrealized appreciation (depreciation) of investments	63,359	114,134	226,554	672,035	700,907	2,358,727

Net increase (decrease) in net assets resulting from operations	261,408	268,383	389,919	868,817	799,026	2,829,189

From Contractowners Transactions:
Payments received from contractowners	926,609	879,211	474,196	508,112	2,233,898	2,313,114
Transfers between Variable Investment Options including guaranteed interest account, net	66,837	3,301	(49,757)	(34,187)	640,281	1,649,516
Redemptions for contract benefits and terminations	(34,537)	(224,361)	(74,356)	(107,107)	(409,717)	(238,462)
Contract maintenance charges	(1,209,380)	(1,152,107)	(286,521)	(301,787)	(925,655)	(871,662)

Net increase (decrease) in net assets resulting from contractowners transactions	(250,471)	(493,956)	63,562	65,031	1,538,807	2,852,506

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	(10,009)	—	—	—	1,206	—

Net Increase (Decrease) in Net Assets	928	(225,573)	453,481	933,848	2,339,039	5,681,695
Net Assets — Beginning of Year or Period	6,156,464	6,382,037	4,808,598	3,874,750	16,543,113	10,861,418

Net Assets — End of Year or Period	$6,157,392	$6,156,464	$5,262,079	$4,808,598	$18,882,152	$16,543,113

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$24,476	$32,068	$63,901	$105,617	$85,105	$88,895
Net realized gain (loss)	522	4,970	64,684	189,727	(75,633)	360,618
Net change in unrealized appreciation (depreciation) of investments	90,359	198,149	122,133	629,955	32,327	518,924

Net increase (decrease) in net assets resulting from operations	115,357	235,187	250,718	925,299	41,799	968,437

From Contractowners Transactions:
Payments received from contractowners	172,262	228,218	512,563	426,210	548,237	532,431
Transfers between Variable Investment Options including guaranteed interest account, net	33,559	83,419	93,210	(130,420)	78,836	(557,241)
Redemptions for contract benefits and terminations	(4,075)	(19,401)	(78,269)	(112,453)	(100,189)	(109,443)
Contract maintenance charges	(87,806)	(81,454)	(293,234)	(294,499)	(221,550)	(227,952)

Net increase (decrease) in net assets resulting from contractowners transactions	113,940	210,782	234,270	(111,162)	305,334	(362,205)

Net Increase (Decrease) in Net Assets	229,297	445,969	484,988	814,137	347,133	606,232
Net Assets — Beginning of Year or Period	1,464,365	1,018,396	4,871,843	4,057,706	4,481,908	3,875,676

Net Assets — End of Year or Period	$1,693,662	$1,464,365	$5,356,831	$4,871,843	$4,829,041	$4,481,908

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/INVESCO GLOBAL*(a)		EQ/INVESCO GLOBAL REAL ESTATE*		EQ/INVESCO INTERNATIONAL GROWTH*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1	$10	$171,480	$310,195	$51,049	$92,819
Net realized gain (loss)	29	6	(34,737)	330,762	48,518	121,092
Net change in unrealized appreciation (depreciation) of investments	42,563	190	(982,801)	575,469	756,281	1,001,292

Net increase (decrease) in net assets resulting from operations	42,593	206	(846,058)	1,216,426	855,848	1,215,203

From Contractowners Transactions:
Payments received from contractowners	215,547	4,640	1,310,515	1,509,821	962,415	1,147,101
Transfers between Variable Investment Options including guaranteed interest account, net	(5,478)	—	127,065	(191,705)	(242,145)	9,510
Redemptions for contract benefits and terminations	(5)	—	(87,443)	(94,293)	(58,047)	(59,278)
Contract maintenance charges	(17,744)	(385)	(505,085)	(464,321)	(407,267)	(390,078)

Net increase (decrease) in net assets resulting from contractowners transactions	192,320	4,255	845,052	759,502	254,956	707,255

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	401	—	203	—	—	(15)

Net Increase (Decrease) in Net Assets	235,314	4,461	(803)	1,975,928	1,110,804	1,922,443
Net Assets — Beginning of Year or Period	4,461	—	7,215,944	5,240,016	5,983,180	4,060,737

Net Assets — End of Year or Period	$239,775	$4,461	$7,215,141	$7,215,944	$7,093,984	$5,983,180

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on July 15, 2019.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/JANUS ENTERPRISE*(e)		EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$1,546	$114,543	$103,788	$24,610	$38,928
Net realized gain (loss)	1,661,536	648,328	131,657	178,973	473,074	432,408
Net change in unrealized appreciation (depreciation) of investments	913,393	1,883,455	1,253,852	1,511,574	71,240	376,189

Net increase (decrease) in net assets resulting from operations	2,574,929	2,533,329	1,500,052	1,794,335	568,924	847,525

From Contractowners Transactions:
Payments received from contractowners	1,672,120	1,150,631	2,417,475	2,508,619	346,778	179,242
Transfers between Variable Investment Options including guaranteed interest account, net	2,759,410	(2,189,087)	222,748	(113,544)	62,307	(474,815)
Redemptions for contract benefits and terminations	(178,957)	(284,686)	(124,034)	(153,972)	(33,049)	(29,692)
Contract maintenance charges	(721,414)	(529,619)	(747,772)	(638,579)	(167,719)	(160,344)

Net increase (decrease) in net assets resulting from contractowners transactions	3,531,159	(1,852,761)	1,768,417	1,602,524	208,317	(485,609)

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	549	—	612	9	202	8

Net Increase (Decrease) in Net Assets	6,106,637	680,568	3,269,081	3,396,868	777,443	361,924
Net Assets — Beginning of Year or Period	9,628,631	8,948,063	9,344,687	5,947,819	3,235,589	2,873,665

Net Assets — End of Year or Period	$15,735,268	$9,628,631	$12,613,768	$9,344,687	$4,013,032	$3,235,589

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(e)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 5, 2020.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$45,161	$64,319	$10,363	$44,664	$150,705	$155,027
Net realized gain (loss)	1,541,319	860,111	2,511,695	1,017,503	67,215	497,630
Net change in unrealized appreciation (depreciation) of investments	2,930,036	1,839,484	1,063,555	1,755,344	106,926	770,219

Net increase (decrease) in net assets resulting from operations	4,516,516	2,763,914	3,585,613	2,817,511	324,846	1,422,876

From Contractowners Transactions:
Payments received from contractowners	2,835,138	2,079,151	1,051,473	1,224,953	1,401,873	1,270,733
Transfers between Variable Investment Options including guaranteed interest account, net	(117,342)	(123,707)	(391,718)	(198,179)	343,281	92,184
Redemptions for contract benefits and terminations	(126,189)	(177,965)	(158,785)	(222,373)	(116,872)	(117,824)
Contract maintenance charges	(836,463)	(672,519)	(618,142)	(556,725)	(505,751)	(427,626)

Net increase (decrease) in net assets resulting from contractowners transactions	1,755,144	1,104,960	(117,172)	247,676	1,122,531	817,467

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	1,707	23	104	—	451	—

Net Increase (Decrease) in Net Assets	6,273,367	3,868,897	3,468,545	3,065,187	1,447,828	2,240,343
Net Assets — Beginning of Year or Period	11,230,414	7,361,517	11,330,432	8,265,245	7,419,191	5,178,848

Net Assets — End of Year or Period	$17,503,781	$11,230,414	$14,798,977	$11,330,432	$8,867,019	$7,419,191

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$127,672	$155,380	$205,281	$295,591	$—	$2,669
Net realized gain (loss)	688,745	703,439	7,751	132,330	1,736,746	893,989
Net change in unrealized appreciation (depreciation) of investments	(318,499)	864,152	(123,040)	1,351,951	1,700,922	1,546,781

Net increase (decrease) in net assets resulting from operations	497,918	1,722,971	89,992	1,779,872	3,437,668	2,443,439

From Contractowners Transactions:
Payments received from contractowners	653,708	732,055	1,954,201	2,377,546	2,617,878	2,659,106
Transfers between Variable Investment Options including guaranteed interest account, net	25,613	(45,005)	124,281	18,342	(898,224)	(717,986)
Redemptions for contract benefits and terminations	(195,776)	(285,112)	(146,791)	(126,965)	(170,967)	(143,704)
Contract maintenance charges	(439,578)	(451,756)	(772,765)	(757,906)	(773,833)	(649,277)

Net increase (decrease) in net assets resulting from contractowners transactions	43,967	(49,818)	1,158,926	1,511,017	774,854	1,148,139

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	—	—	—	—	(6)

Net Increase (Decrease) in Net Assets	541,885	1,673,153	1,248,918	3,290,889	4,212,522	3,591,572
Net Assets — Beginning of Year or Period	8,470,133	6,796,980	11,955,707	8,664,818	10,963,288	7,371,716

Net Assets — End of Year or Period	$9,012,018	$8,470,133	$13,204,625	$11,955,707	$15,175,810	$10,963,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$72,335	$172,949	$62,868	$133,466	$—	$1,287
Net realized gain (loss)	1,652,805	788,692	377,729	98,374	1,626,280	76,598
Net change in unrealized appreciation (depreciation) of investments	660,791	2,060,472	4,175,635	3,767,317	1,568,548	2,134,316

Net increase (decrease) in net assets resulting from operations	2,385,931	3,022,113	4,616,232	3,999,157	3,194,828	2,212,201

From Contractowners Transactions:
Payments received from contractowners	2,462,982	2,310,379	5,294,792	5,132,111	2,792,419	2,558,090
Transfers between Variable Investment Options including guaranteed interest account, net	(189,977)	1,222,664	(631,480)	(630,474)	(128,179)	(58,003)
Redemptions for contract benefits and terminations	(278,803)	(173,847)	(241,460)	(316,933)	(137,057)	(104,999)
Contract maintenance charges	(921,163)	(804,053)	(1,609,534)	(1,397,158)	(665,792)	(519,761)

Net increase (decrease) in net assets resulting from contractowners transactions	1,073,039	2,555,143	2,812,318	2,787,546	1,861,391	1,875,327

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	1,004	30	1,999	(44)	649	—

Net Increase (Decrease) in Net Assets	3,459,974	5,577,286	7,430,549	6,786,659	5,056,868	4,087,528
Net Assets — Beginning of Year or Period	14,980,055	9,402,769	21,281,713	14,495,054	9,705,378	5,617,850

Net Assets — End of Year or Period	$18,440,029	$14,980,055	$28,712,262	$21,281,713	$14,762,246	$9,705,378

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MFS TECHNOLOGY*(f)(g)	EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*
	2020	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,338	$1,354	$1,512	$136,034	$136,100
Net realized gain (loss)	502,031	793	228	943,406	623,359
Net change in unrealized appreciation (depreciation) of investments	2,817,103	864	8,936	953,979	1,608,094

Net increase (decrease) in net assets resulting from operations	3,326,472	3,011	10,676	2,033,419	2,367,553

From Contractowners Transactions:
Payments received from contractowners	1,275,621	1,468	1,435	2,796,958	2,741,910
Transfers between Variable Investment Options including guaranteed interest account, net	11,453,696	(22)	(20)	(347,827)	(6,994)
Redemptions for contract benefits and terminations	(111,463)	—	—	(321,323)	(189,891)
Contract maintenance charges	(416,609)	(1,731)	(1,681)	(856,985)	(768,450)

Net increase (decrease) in net assets resulting from contractowners transactions	12,201,245	(285)	(266)	1,270,823	1,776,575

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	240	—	—	1,343	19

Net Increase (Decrease) in Net Assets	15,527,957	2,726	10,410	3,305,585	4,144,147
Net Assets — Beginning of Year or Period	—	53,475	43,065	12,892,722	8,748,575

Net Assets — End of Year or Period	$15,527,957	$56,201	$53,475	$16,198,307	$12,892,722

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(f)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 5, 2020.
(g)	Units were made available on June 5, 2020.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$65,103	$76,938	$974,664	$657,154	$2,220,685	$1,617,529
Net realized gain (loss)	286,348	469,103	2,376,934	1,938,507	6,104,834	3,110,791
Net change in unrealized appreciation (depreciation) of investments	(3,530)	670,373	1,457,200	3,080,674	5,649,121	11,740,789

Net increase (decrease) in net assets resulting from operations	347,921	1,216,414	4,808,798	5,676,335	13,974,640	16,469,109

From Contractowners Transactions:
Payments received from contractowners	567,129	590,081	5,756,055	4,165,175	16,513,274	18,830,537
Transfers between Variable Investment Options including guaranteed interest account, net	122,597	(40,427)	(779,488)	(548,341)	(3,150,618)	(2,084,966)
Redemptions for contract benefits and terminations	(90,681)	(139,681)	(1,152,039)	(1,126,046)	(2,862,288)	(1,667,167)
Contract maintenance charges	(340,029)	(311,853)	(3,043,506)	(3,025,944)	(9,843,043)	(9,689,079)

Net increase (decrease) in net assets resulting from contractowners transactions	259,016	98,120	781,022	(535,156)	657,325	5,389,325

Net Increase (Decrease) in Net Assets	606,937	1,314,534	5,589,820	5,141,179	14,631,965	21,858,434

Net Assets — Beginning of Year or Period	5,842,900	4,528,366	41,981,791	36,840,612	111,707,203	89,848,769

Net Assets — End of Year or Period	$6,449,837	$5,842,900	$47,571,611	$41,981,791	$126,339,168	$111,707,203

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*(a)(h)
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,540,084	$1,460,137	$45,368	$216,514	$—	$—
Net realized gain (loss)	7,928,582	7,030,882	92	725	998,357	244
Net change in unrealized appreciation (depreciation) of investments	3,381,935	7,963,049	169	(478)	1,463,537	(159)

Net increase (decrease) in net assets resulting from operations	13,850,601	16,454,068	45,629	216,761	2,461,894	85

From Contractowners Transactions:
Payments received from contractowners	12,052,050	8,471,612	13,521,998	16,430,151	739,479	2,942
Transfers between Variable Investment Options including guaranteed interest account, net	(1,588,933)	(1,469,944)	(15,644,484)	462,837	3,300,557	—
Redemptions for contract benefits and terminations	(2,680,005)	(3,793,338)	(7,454,037)	(1,941,476)	(67,303)	—
Contract maintenance charges	(5,891,788)	(5,867,072)	(1,500,398)	(1,747,225)	(133,685)	(143)

Net increase (decrease) in net assets resulting from contractowners transactions	1,891,324	(2,658,742)	(11,076,921)	13,204,287	3,839,048	2,799

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	2,299	—	4,342	(95)	54,929	—

Net Increase (Decrease) in Net Assets	15,744,224	13,795,326	(11,026,950)	13,420,953	6,355,871	2,884
Net Assets — Beginning of Year or Period	97,264,688	83,469,362	23,100,768	9,679,815	2,884	—

Net Assets — End of Year or Period	$113,008,912	$97,264,688	$12,073,818	$23,100,768	$6,358,755	$2,884

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on July 15, 2019.
(h)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/PIMCO GLOBAL REAL RETURN*(a)		EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1	$—	$92,496	$119,328	$322,394	$279,575
Net realized gain (loss)	663	—	322,861	90,829	783,197	356,949
Net change in unrealized appreciation (depreciation) of investments	2,379	(22)	276,601	245,206	186,057	390,203

Net increase (decrease) in net assets resulting from operations	3,043	(22)	691,958	455,363	1,291,648	1,026,727

From Contractowners Transactions:
Payments received from contractowners	70,292	8,363	922,140	1,091,565	3,872,739	3,054,950
Transfers between Variable Investment Options including guaranteed interest account, net	12,336	—	57,543	(133,237)	944,968	(65,094)
Redemptions for contract benefits and terminations	—	—	(63,749)	(123,057)	(295,839)	(245,672)
Contract maintenance charges	(6,450)	(54)	(516,688)	(488,852)	(1,488,126)	(1,213,229)

Net increase (decrease) in net assets resulting from contractowners transactions	76,178	8,309	399,246	346,419	3,033,742	1,530,955

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	50	—	—	—	650	—

Net Increase (Decrease) in Net Assets	79,271	8,287	1,091,204	801,782	4,326,040	2,557,682
Net Assets — Beginning of Year or Period	8,287	—	6,116,865	5,315,083	14,132,924	11,575,242

Net Assets — End of Year or Period	$87,558	$8,287	$7,208,069	$6,116,865	$18,458,964	$14,132,924

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on July 15, 2019.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$87,949	$344,300	$40,941	$43,493	$130,330	$124,150
Net realized gain (loss)	(21,221)	40,930	97,115	(9,514)	380,007	1,001,295
Net change in unrealized appreciation (depreciation) of investments	52,595	(19,606)	31,024	112,268	2,312,656	1,370,546

Net increase (decrease) in net assets resulting from operations	119,323	365,624	169,080	146,247	2,822,993	2,495,991

From Contractowners Transactions:
Payments received from contractowners	880,750	868,348	494,588	493,281	1,965,869	2,168,733
Transfers between Variable Investment Options including guaranteed interest account, net	(3,296,461)	10,099,444	78,198	(103,927)	(257)	(997,192)
Redemptions for contract benefits and terminations	(518,249)	(221,924)	(50,298)	(115,408)	(189,709)	(221,309)
Contract maintenance charges	(804,526)	(832,680)	(264,229)	(243,089)	(729,353)	(712,787)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,738,486)	9,913,188	258,259	30,857	1,046,550	237,445

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	204	—	—	—	628	—

Net Increase (Decrease) in Net Assets	(3,618,959)	10,278,812	427,339	177,104	3,870,171	2,733,436
Net Assets — Beginning of Year or Period	15,365,924	5,087,112	2,774,136	2,597,032	11,992,612	9,259,176

Net Assets — End of Year or Period	$11,746,965	$15,365,924	$3,201,475	$2,774,136	$15,862,783	$11,992,612

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*(a)		EQ/WELLINGTON ENERGY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$—	$—	$78,334	$26,368
Net realized gain (loss)	1,525,288	1,952,746	16,831	3	(272,734)	(88,863)
Net change in unrealized appreciation (depreciation) of investments	6,769,117	2,528,374	64,619	976	(767,787)	94,547

Net increase (decrease) in net assets resulting from operations	8,294,405	4,481,120	81,450	979	(962,187)	32,052

From Contractowners Transactions:
Payments received from contractowners	5,707,082	4,674,911	696,745	18,432	555,482	728,498
Transfers between Variable Investment Options including guaranteed interest account, net	487,061	(2,859,604)	140,797	1,978	408,281	133,944
Redemptions for contract benefits and terminations	(227,945)	(434,980)	(17)	—	(19,083)	(67,215)
Contract maintenance charges	(1,704,993)	(1,286,468)	(61,310)	(565)	(261,242)	(275,591)

Net increase (decrease) in net assets resulting from contractowners transactions	4,261,205	93,859	776,215	19,845	683,438	519,636

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	1,300	—	449	—	—	(12)

Net Increase (Decrease) in Net Assets	12,556,910	4,574,979	858,114	20,824	(278,749)	551,676
Net Assets — Beginning of Year or Period	20,350,181	15,775,202	20,824	—	2,731,405	2,179,729

Net Assets — End of Year or Period	$32,907,091	$20,350,181	$878,938	$20,824	$2,452,656	$2,731,405

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on July 15, 2019.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	FIDELITY® VIP ASSET MANAGER PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$212	$265	$60,865	$89,738	$24,894	$36,534
Net realized gain (loss)	301	280	151,752	245,606	(62,088)	455,363
Net change in unrealized appreciation (depreciation) of investments	1,510	1,444	58,329	323,316	1,366,884	508,965

Net increase (decrease) in net assets resulting from operations	2,023	1,989	270,946	658,660	1,329,690	1,000,862

From Contractowners Transactions:
Payments received from contractowners	7	8,976	816,866	502,719	1,520,623	1,508,541
Transfers between Variable Investment Options including guaranteed interest account, net	134	164	(82,839)	85,621	(179,995)	(67,606)
Redemptions for contract benefits and terminations	—	—	(19,952)	(338,400)	(76,097)	(89,333)
Contract maintenance charges	(2,412)	(2,199)	(273,886)	(227,266)	(471,303)	(410,676)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,271)	6,941	440,189	22,674	793,228	940,926

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	—	694	—	200	32

Net Increase (Decrease) in Net Assets	(248)	8,930	711,829	681,334	2,123,118	1,941,820
Net Assets — Beginning of Year or Period	15,534	6,604	2,889,152	2,207,818	5,969,070	4,027,250

Net Assets — End of Year or Period	$15,286	$15,534	$3,600,981	$2,889,152	$8,092,188	$5,969,070

The accompanying notes are an integral part of these financial statements.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	FRANKLIN INCOME VIP FUND		FRANKLIN MUTUAL SHARES VIP FUND		FRANKLIN SMALL CAP VALUE VIP FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,925	$16,826	$23,159	$13,476	$26,464	$15,740
Net realized gain (loss)	(1,645)	5,534	3,914	57,972	(5,107)	224,718
Net change in unrealized appreciation (depreciation) of investments	(13,622)	23,436	(53,667)	70,617	180,589	108,101

Net increase (decrease) in net assets resulting from operations	2,658	45,796	(26,594)	142,065	201,946	348,559

From Contractowners Transactions:
Payments received from contractowners	10,307	10,162	188,452	189,013	547,404	394,945
Transfers between Variable Investment Options including guaranteed interest account, net	(3,969)	(3,882)	40,905	(34,515)	5,468	59,990
Redemptions for contract benefits and terminations	—	—	(2,640)	(6,310)	(33,837)	(11,744)
Contract maintenance charges	(7,266)	(7,401)	(80,606)	(69,919)	(149,857)	(120,459)

Net increase (decrease) in net assets resulting from contractowners transactions	(928)	(1,121)	146,111	78,269	369,178	322,732

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	—	9	8	204	16

Net Increase (Decrease) in Net Assets	1,730	44,675	119,526	220,342	571,328	671,307
Net Assets — Beginning of Year or Period	330,518	285,843	834,334	613,992	1,865,048	1,193,741

Net Assets — End of Year or Period	$332,248	$330,518	$953,860	$834,334	$2,436,376	$1,865,048

The accompanying notes are an integral part of these financial statements.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. GLOBAL CORE EQUITY FUND		INVESCO V.I. HEALTH CARE FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$407	$394	$18	$23	$182	$22
Net realized gain (loss)	344	618,260	46	174	1,698	1,216
Net change in unrealized appreciation (depreciation) of investments	(756)	(565,873)	97	169	6,273	12,885

Net increase (decrease) in net assets resulting from operations	(5)	52,781	161	366	8,153	14,123

From Contractowners Transactions:
Payments received from contractowners	24	23	21	22	1,472	1,438
Transfers between Variable Investment Options including guaranteed interest account, net	(25)	(2,412,682)	(23)	(23)	(27)	(23)
Contract maintenance charges	(214)	(205)	(270)	(290)	(2,196)	(1,905)

Net increase (decrease) in net assets resulting from contractowners transactions	(215)	(2,412,864)	(272)	(291)	(751)	(490)

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	—	—	—	11	21

Net Increase (Decrease) in Net Assets	(220)	(2,360,083)	(111)	75	7,413	13,654
Net Assets — Beginning of Year or Period	14,497	2,374,580	1,637	1,562	57,867	44,213

Net Assets — End of Year or Period	$14,277	$14,497	$1,526	$1,637	$65,280	$57,867

The accompanying notes are an integral part of these financial statements.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,798	$2,416	$361	$—	$—	$—
Net realized gain (loss)	197,512	110,486	71,521	121,889	5,284	3,569
Net change in unrealized appreciation (depreciation) of investments	(85,385)	122,657	304,666	109,073	14,938	8,130

Net increase (decrease) in net assets resulting from operations	117,925	235,559	376,548	230,962	20,222	11,699

From Contractowners Transactions:
Payments received from contractowners	127,869	161,202	285,098	344,452	1,448	1,416
Transfers between Variable Investment Options including guaranteed interest account, net	(11,903)	(23,172)	(79,493)	(42,034)	—	—
Redemptions for contract benefits and terminations	(2,557)	(16,095)	(24,121)	(18,340)	—	—
Contract maintenance charges	(62,926)	(60,986)	(93,725)	(81,899)	(1,956)	(1,471)

Net increase (decrease) in net assets resulting from contractowners transactions	50,483	60,949	87,759	202,179	(508)	(55)

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	9	18	—	—	—	—

Net Increase (Decrease) in Net Assets	168,417	296,526	464,307	433,141	19,714	11,644
Net Assets — Beginning of Year or Period	1,210,163	913,637	1,265,687	832,546	44,550	32,906

Net Assets — End of Year or Period	$1,378,580	$1,210,163	$1,729,994	$1,265,687	$64,264	$44,550

The accompanying notes are an integral part of these financial statements.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	IVY VIP HIGH INCOME		IVY VIP SMALL CAP GROWTH		JANUS HENDERSON ENTERPRISE PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$744,353	$552,969	$—	$—	$3,353	$5,828
Net realized gain (loss)	(134,720)	(48,177)	(129,436)	155,992	265,936	657,138
Net change in unrealized appreciation (depreciation) of investments	130,016	377,712	1,373,760	353,897	805,917	173,764

Net increase (decrease) in net assets resulting from operations	739,649	882,504	1,244,324	509,889	1,075,206	836,730

From Contractowners Transactions:
Payments received from contractowners	2,703,697	2,974,762	782,879	713,207	63,496	50,599
Transfers between Variable Investment Options including guaranteed interest account, net	(232,697)	16,132	(251,962)	42,955	1,059,782	2,928,313
Redemptions for contract benefits and terminations	(120,756)	(83,065)	(43,943)	(66,771)	(121,771)	—
Contract maintenance charges	(888,557)	(767,637)	(230,342)	(203,725)	(178,408)	(107,619)

Net increase (decrease) in net assets resulting from contractowners transactions	1,461,687	2,140,192	256,632	485,666	823,099	2,871,293

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	596	10	161	—	—	—

Net Increase (Decrease) in Net Assets	2,201,932	3,022,706	1,501,117	995,555	1,898,305	3,708,023
Net Assets — Beginning of Year or Period	10,310,152	7,287,446	3,081,535	2,085,980	4,215,869	507,846

Net Assets — End of Year or Period	$12,512,084	$10,310,152	$4,582,652	$3,081,535	$6,114,174	$4,215,869

The accompanying notes are an integral part of these financial statements.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	JANUS HENDERSON FORTY PORTFOLIO		JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON MID CAP VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,839	$2,643	$187	$233	$18,537	$20,590
Net realized gain (loss)	160,283	143,225	1,374	1,401	(46,847)	(128,775)
Net change in unrealized appreciation (depreciation) of investments	579,376	384,822	3,493	4,125	(4,252)	528,179

Net increase (decrease) in net assets resulting from operations	745,498	530,690	5,054	5,759	(32,562)	419,994

From Contractowners Transactions:
Payments received from contractowners	12	10	—	—	22,856	25,501
Transfers between Variable Investment Options including guaranteed interest account, net	(13)	(528)	—	—	172,709	(374,131)
Redemptions for contract benefits and terminations	—	(6,254)	—	—	(59,580)	—
Contract maintenance charges	(44,285)	(43,172)	(251)	(238)	(67,850)	(60,730)

Net increase (decrease) in net assets resulting from contractowners transactions	(44,286)	(49,944)	(251)	(238)	68,135	(409,360)

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	25	(12)	3,847	(3,848)	—	—

Net Increase (Decrease) in Net Assets	701,237	480,734	8,650	1,673	35,573	10,634
Net Assets — Beginning of Year or Period	1,924,017	1,443,283	21,597	19,924	1,966,107	1,955,473

Net Assets — End of Year or Period	$2,625,254	$1,924,017	$30,247	$21,597	$2,001,680	$1,966,107

The accompanying notes are an integral part of these financial statements.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	JANUS HENDERSON OVERSEAS PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)		MFS® INVESTORS TRUST SERIES
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,584	$3,832	$10,172	$7	$3,085	$2,954
Net realized gain (loss)	(1,455)	(1,189)	(639)	—	32,016	36,803
Net change in unrealized appreciation (depreciation) of investments	29,304	43,706	11,856	(5)	64,192	118,297

Net increase (decrease) in net assets resulting from operations	30,433	46,349	21,389	2	99,293	158,054

From Contractowners Transactions:
Payments received from contractowners	236	627	286,364	897	135,081	133,863
Transfers between Variable Investment Options including guaranteed interest account, net	(8,651)	17,334	4,151	—	(40,368)	3,438
Redemptions for contract benefits and terminations	—	—	(3)	—	(15,884)	(24,996)
Contract maintenance charges	(4,684)	(5,016)	(18,078)	(216)	(67,434)	(58,834)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,099)	12,945	272,434	681	11,395	53,471

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	(8)	200	—	—	—

Net Increase (Decrease) in Net Assets	17,334	59,286	294,023	683	110,688	211,525
Net Assets — Beginning of Year or Period	207,588	148,302	683	—	707,016	495,491

Net Assets — End of Year or Period	$224,922	$207,588	$294,706	$683	$817,704	$707,016

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,566	$4,792	$5,014	$5,741	$—	$43,617
Net realized gain (loss)	320,753	125,345	(204)	(145)	1,126,453	651,424
Net change in unrealized appreciation (depreciation) of investments	219,901	304,371	1,728	8,344	1,416,383	709,022

Net increase (decrease) in net assets resulting from operations	546,220	434,508	6,538	13,940	2,542,836	1,404,063

From Contractowners Transactions:
Payments received from contractowners	580,669	632,427	2,324	2,326	1,163,010	1,101,366
Transfers between Variable Investment Options including guaranteed interest account, net	85,153	168,749	(260)	(263)	163,179	(10,990)
Redemptions for contract benefits and terminations	(18,449)	(14,727)	—	—	(109,473)	(153,060)
Contract maintenance charges	(150,425)	(111,372)	(1,224)	(1,228)	(401,765)	(335,652)

Net increase (decrease) in net assets resulting from contractowners transactions	496,948	675,077	840	835	814,951	601,664

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	—	—	—	1,150	8

Net Increase (Decrease) in Net Assets	1,043,168	1,109,585	7,378	14,775	3,358,937	2,005,735
Net Assets — Beginning of Year or Period	1,985,883	876,298	111,898	97,123	6,035,846	4,030,111

Net Assets — End of Year or Period	$3,029,051	$1,985,883	$119,276	$111,898	$9,394,783	$6,035,846

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$272,478	$271,743	$24,296	$20,231	$139,096	$96,408
Net realized gain (loss)	412,303	(202,411)	4,909,106	1,946,899	(145,203)	(91,057)
Net change in unrealized appreciation (depreciation) of investments	175,843	853,677	3,442,963	1,780,676	83,384	228,364

Net increase (decrease) in net assets resulting from operations	860,624	923,009	8,376,365	3,747,806	77,277	233,715

From Contractowners Transactions:
Payments received from contractowners	736,613	859,232	3,910,639	2,720,926	384,774	422,648
Transfers between Variable Investment Options including guaranteed interest account, net	1,373,786	(1,510,820)	160,197	(245,362)	71,575	66,902
Redemptions for contract benefits and terminations	(412,729)	(231,720)	(236,996)	(377,480)	(25,348)	(65,564)
Contract maintenance charges	(748,582)	(696,996)	(1,057,749)	(788,661)	(193,271)	(188,321)

Net increase (decrease) in net assets resulting from contractowners transactions	949,088	(1,580,304)	2,776,091	1,309,423	237,730	235,665

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	231	1,728	—	—	—

Net Increase (Decrease) in Net Assets	1,809,712	(657,064)	11,154,184	5,057,229	315,007	469,380
Net Assets — Beginning of Year or Period	13,107,642	13,764,706	14,558,308	9,501,079	2,433,557	1,964,177

Net Assets — End of Year or Period	$14,917,354	$13,107,642	$25,712,492	$14,558,308	$2,748,564	$2,433,557

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	T. ROWE PRICE EQUITY INCOME PORTFOLIO		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$67,438	$55,616	$14,800	$12,782	$27,270	$21,422
Net realized gain (loss)	(8,357)	178,832	19,274	27,190	47,775	34,351
Net change in unrealized appreciation (depreciation) of investments	79,322	346,452	34,379	29,979	169,533	129,599

Net increase (decrease) in net assets resulting from operations	138,403	580,900	68,453	69,951	244,578	185,372

From Contractowners Transactions:
Payments received from contractowners	888,199	805,132	209,509	289,784	395,769	800,947
Transfers between Variable Investment Options including guaranteed interest account, net	3,073	104,490	(108,477)	283,680	3,414	57,980
Redemptions for contract benefits and terminations	(21,107)	(41,717)	—	(4,594)	(69,031)	(7)
Contract maintenance charges	(260,617)	(216,323)	(75,178)	(50,999)	(165,220)	(131,929)

Net increase (decrease) in net assets resulting from contractowners transactions	609,548	651,582	25,854	517,871	164,932	726,991

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	300	14	—	—	—	—

Net Increase (Decrease) in Net Assets	748,251	1,232,496	94,307	587,822	409,510	912,363
Net Assets — Beginning of Year or Period	3,187,711	1,955,215	808,729	220,907	1,458,259	545,896

Net Assets — End of Year or Period	$3,935,962	$3,187,711	$903,036	$808,729	$1,867,769	$1,458,259

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$25,639	$19,791	$40,144	$28,926	$119,968	$24,625
Net realized gain (loss)	70,797	48,918	22,426	16,212	97,678	25,216
Net change in unrealized appreciation (depreciation) of investments	171,858	162,716	356,920	319,591	348,846	537,850

Net increase (decrease) in net assets resulting from operations	268,294	231,425	419,490	364,729	566,492	587,691

From Contractowners Transactions:
Payments received from contractowners	438,839	371,346	708,406	1,007,376	529,820	564,743
Transfers between Variable Investment Options including guaranteed interest account, net	8,155	88,885	40,198	61,401	73,029	(28,122)
Redemptions for contract benefits and terminations	(134,232)	(12,967)	(10,380)	(35,789)	(31,830)	(23,094)
Contract maintenance charges	(133,557)	(114,023)	(257,097)	(217,747)	(219,423)	(180,077)

Net increase (decrease) in net assets resulting from contractowners transactions	179,205	333,241	481,127	815,241	351,596	333,450

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	—	—	—	100	—

Net Increase (Decrease) in Net Assets	447,499	564,666	900,617	1,179,970	918,188	921,141
Net Assets — Beginning of Year or Period	1,382,233	817,567	2,180,312	1,000,342	2,968,486	2,047,345

Net Assets — End of Year or Period	$1,829,732	$1,382,233	$3,080,929	$2,180,312	$3,886,674	$2,968,486

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	TEMPLETON GLOBAL BOND VIP FUND		TEMPLETON GROWTH VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$744,063	$567,457	$27,590	$20,625	$2,845	$123
Net realized gain (loss)	(94,740)	(29,782)	(88,654)	131,881	57	(195,063)
Net change in unrealized appreciation (depreciation) of investments	(1,128,181)	(382,787)	119,516	(45,734)	648	211,054

Net increase (decrease) in net assets resulting from operations	(478,858)	154,888	58,452	106,772	3,550	16,114

From Contractowners Transactions:
Payments received from contractowners	1,941,526	2,104,384	186,611	306,046	1,511	1,479
Transfers between Variable Investment Options including guaranteed interest account, net	195,914	(4,342)	(82,109)	9,638	(69)	(767,090)
Redemptions for contract benefits and terminations	(120,103)	(123,516)	(8,996)	(3,869)	—	—
Contract maintenance charges	(808,103)	(760,850)	(77,928)	(66,337)	(1,080)	(1,026)

Net increase (decrease) in net assets resulting from contractowners transactions	1,209,234	1,215,676	17,578	245,478	362	(766,637)

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	484	94	—	—	—	—

Net Increase (Decrease) in Net Assets	730,860	1,370,658	76,030	352,250	3,912	(750,523)
Net Assets — Beginning of Year or Period	8,916,254	7,545,596	973,700	621,450	40,146	790,669

Net Assets — End of Year or Period	$9,647,114	$8,916,254	$1,049,730	$973,700	$44,058	$40,146

The accompanying notes are an integral part of these financial statements.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

	VANECK VIP EMERGING MARKETS FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2020	2019	2020	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$381	$77	$25,198	$—
Net realized gain (loss)	623	(3,046)	(211,977)	(413,556)
Net change in unrealized appreciation (depreciation) of investments	2,282	33,687	937,585	736,810

Net increase (decrease) in net assets resulting from operations	3,286	30,718	750,806	323,254

From Contractowners Transactions:
Payments received from contractowners	38	36	412,274	464,038
Transfers between Variable Investment Options including guaranteed interest account, net	100	(1,448,011)	82,998	406,455
Redemptions for contract benefits and terminations	—	—	(45,053)	(34,825)
Contract maintenance charges	(241)	(215)	(251,496)	(249,858)

Net increase (decrease) in net assets resulting from contractowners transactions	(103)	(1,448,190)	198,723	585,810

Net increase (decrease) in amount retained by Equitable Financial in Equitable America Variable Account K	—	—	—	(15)

Net Increase (Decrease) in Net Assets	3,183	(1,417,472)	949,529	909,049
Net Assets — Beginning of Year or Period	19,145	1,436,617	3,280,837	2,371,788

Net Assets — End of Year or Period	$22,328	$19,145	$4,230,366	$3,280,837

The accompanying notes are an integral part of these financial statements.

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

The change in units outstanding for the years or periods ended December 31, 2020 and 2019 were as follows:

		2020			2019
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	2,733	(641)	2,092	2,060	(674)	1,386
1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	8,021	(2,502)	5,519	8,432	(2,191)	6,241
1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	4,669	(935)	3,734	2,990	(461)	2,529
1290 VT ENERGY	IB	2,290	(177)	2,113	145	(2)	143
1290 VT EQUITY INCOME	IA	1,067	(2,615)	(1,548)	802	(76,856)	(76,054)
1290 VT EQUITY INCOME	IB	1,628	(365)	1,263	1,144	(1,619)	(475)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	2,555	(778)	1,777	2,215	(1,738)	477
1290 VT GAMCO SMALL COMPANY VALUE	IB	23,783	(5,703)	18,080	14,132	(19,541)	(5,409)
1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	906	(83)	823	12	—	12
1290 VT NATURAL RESOURCES	IB	428	(160)	268	73	(2)	71
1290 VT SMALL CAP VALUE	IB	11,763	(428)	11,335	69	(1)	68
1290 VT SMARTBETA EQUITY	IB	3,196	(575)	2,621	3,011	(443)	2,568
1290 VT SOCIALLY RESPONSIBLE	IA	—	(3)	(3)	1	(3)	(2)
1290 VT SOCIALLY RESPONSIBLE	IB	2,865	(2,724)	141	1,847	(1,031)	816
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	7,405	(2,372)	5,033	6,185	(641)	5,544
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	8,495	(2,491)	6,004	8,412	(2,351)	6,061
BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	90,520	(189,040)	(98,520)	329,600	(234,984)	94,616
EQ/400 MANAGED VOLATILITY	IB	1211	(1082)	129	1,199	(439)	760
EQ/500 MANAGED VOLATILITY	IB	2861	(2306)	555	3,384	(1,039)	2,345
EQ/2000 MANAGED VOLATILITY	IB	1641	(881)	760	1,506	(590)	916
EQ/AB SMALL CAP GROWTH	IA	3,498	(53)	3,445	7	(15)	(8)
EQ/AB SMALL CAP GROWTH	IB	7,392	(1,471)	5,921	3,426	(753)	2,673
EQ/AGGRESSIVE ALLOCATION	B	12,275	(10,225)	2,050	3,288	(4,402)	(1,114)
EQ/ALL ASSET GROWTH ALLOCATION	IB	10,629	(4,384)	6,245	9,583	(14,093)	(4,510)
EQ/AMERICAN CENTURY MID CAP VALUE	IB	22,075	(2,900)	19,175	9,202	(1,573)	7,629
EQ/BALANCED STRATEGY	IB	12,453	(11,597)	856	19,828	(8,318)	11,510
EQ/BLACKROCK BASIC VALUE EQUITY	IB	7,785	(1,994)	5,791	3,556	(2,143)	1,413
EQ/CAPITAL GROUP RESEARCH	IA	44	(65)	(21)	49	(63)	(14)
EQ/CAPITAL GROUP RESEARCH	IB	6,768	(828)	5,940	864	(633)	231
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	4,448	(4,118)	330	1,943	(4,075)	(2,132)
EQ/COMMON STOCK INDEX	IA	6,883	(7,304)	(421)	40,942	(18,475)	22,467

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/COMMON STOCK INDEX	IB	61,906	(18,616)	43,290	40,770	(10,637)	30,133
EQ/CONSERVATIVE ALLOCATION	B	2,516	(1,652)	864	2,217	(2,476)	(259)
EQ/CONSERVATIVE GROWTH STRATEGY	IB	5,249	(2,155)	3,094	9,172	(6,673)	2,499
EQ/CONSERVATIVE STRATEGY	IB	1,857	(1,426)	431	3,156	(2,986)	170
EQ/CONSERVATIVE-PLUS ALLOCATION	A	2	(12)	(10)	2	(12)	(10)
EQ/CONSERVATIVE-PLUS ALLOCATION	B	4,463	(2,326)	2,137	2,613	(2,955)	(342)
EQ/CORE BOND INDEX	IA	16,360	(28,042)	(11,682)	95,775	(298,732)	(202,957)
EQ/CORE BOND INDEX	IB	20,548	(8,430)	12,118	11,161	(3,268)	7,893
EQ/CORE PLUS BOND	B	3,302	(1,735)	1,567	2,436	(1,752)	684
EQ/EMERGING MARKETS EQUITY PLUS	IB	1,196	(62)	1,134	121	—	121
EQ/EQUITY 500 INDEX	IB	106,781	(19,091)	87,690	56,509	(7,800)	48,709
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	IB	3,216	(2,498)	718	4,066	(1,833)	2,233
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	K	52	(3,593)	(3,541)	184	(86,881)	(86,697)
EQ/FRANKLIN RISING DIVIDENDS	IB	11,606	(3,078)	8,528	5,696	(2,406)	3,290
EQ/FRANKLIN STRATEGIC INCOME	IB	11,544	(3,564)	7,980	12,408	(2,915)	9,493
EQ/GLOBAL BOND PLUS	IB	5,436	(4,869)	567	2,164	(1,770)	394
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	825	(2,212)	(1,387)	1,065	(2,047)	(982)
EQ/GOLDMAN SACHS MID CAP VALUE	IB	5,457	(903)	4,554	1,943	(493)	1,450
EQ/GROWTH STRATEGY	IB	23,495	(7,730)	15,765	28,848	(6,073)	22,775
EQ/INTERMEDIATE GOVERNMENT BOND	IA	31,496	(50,499)	(19,003)	31,404	(61,818)	(30,414)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	4,035	(3,119)	916	2,191	(1,595)	596
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	2,595	(2,223)	372	2,053	(1,694)	359
EQ/INTERNATIONAL EQUITY INDEX	IA	97,472	(88,239)	9,233	255,452	(135,207)	120,245
EQ/INTERNATIONAL EQUITY INDEX	IB	19,426	(8,169)	11,257	12,455	(4,582)	7,873
EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,615	(769)	846	2,015	(462)	1,553
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	147	(460)	(313)	140	(584)	(444)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	2,910	(1,082)	1,828	1,853	(2,332)	(479)
EQ/INVESCO COMSTOCK	IB	4,755	(3,230)	1,525	1,720	(3,056)	(1,336)
EQ/INVESCO GLOBAL	IB	1,724	(100)	1,624	41	(2)	39
EQ/INVESCO GLOBAL REAL ESTATE	IB	8,621	(2,836)	5,785	5,922	(1,818)	4,104
EQ/INVESCO INTERNATIONAL GROWTH	IB	4,443	(3,007)	1,436	5,901	(1,636)	4,265
EQ/JANUS ENTERPRISE	IA	—	(203)	(203)	1	(64,465)	(64,464)
EQ/JANUS ENTERPRISE	IB	14,520	(2,497)	12,023	2,927	(1,585)	1,342
EQ/JPMORGAN VALUE OPPORTUNITIES	IA	—	(1)	(1)	—	(1)	(1)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	10,541	(2,338)	8,203	6,098	(1,588)	4,510
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	2,615	(647)	1,968	654	(2,436)	(1,782)
EQ/LARGE CAP GROWTH INDEX	IB	17,441	(6,855)	10,586	6,325	(1,967)	4,358
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	36	(366)	(330)	32	(483)	(451)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	2,903	(1,791)	1,112	1,772	(1,111)	661
EQ/LARGE CAP VALUE INDEX	IB	16,682	(7,696)	8,986	8,467	(2,629)	5,838
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	60	(20)	40	53	(20)	33
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	2,412	(2,204)	208	1,482	(1,694)	(212)
EQ/LAZARD EMERGING MARKETS EQUITY	IB	16,934	(5,660)	11,274	15,278	(2,354)	12,924
EQ/LOOMIS SAYLES GROWTH	IB	9,375	(3,417)	5,958	8,150	(3,241)	4,909
EQ/MFS INTERNATIONAL GROWTH	IB	49,357	(55,465)	(6,108)	154,519	(90,084)	64,435
EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	20,596	(3,958)	16,638	15,581	(3,138)	12,443
EQ/MFS MID CAP FOCUSED GROWTH	IB	11,981	(2,873)	9,108	7,996	(1,265)	6,731
EQ/MFS TECHNOLOGY	IB	121,709	(5,464)	116,245	—	—	—
EQ/MFS UTILITIES SERIES	K	21	(27)	(6)	22	(27)	(5)
EQ/MID CAP INDEX	IB	14,236	(4,850)	9,386	7,881	(1,558)	6,323
EQ/MID CAP VALUE MANAGED VOLATILITY	IA	327	(609)	(282)	301	(596)	(295)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2,502	(634)	1,868	906	(625)	281
EQ/MODERATE ALLOCATION	A	37	(37)	—	88	(36)	52
EQ/MODERATE ALLOCATION	B	21,548	(10,760)	10,788	6,374	(8,270)	(1,896)
EQ/MODERATE GROWTH STRATEGY	IB	34,346	(30,738)	3,608	47,264	(18,212)	29,052
EQ/MODERATE-PLUS ALLOCATION	A	108	(219)	(111)	114	(209)	(95)
EQ/MODERATE-PLUS ALLOCATION	B	46,197	(20,607)	25,590	9,833	(20,112)	(10,279)
EQ/MONEY MARKET	IA	212,102	(221,022)	(8,920)	52,166	(16,962)	35,204
EQ/MONEY MARKET	IB	154,066	(231,469)	(77,403)	201,858	(104,263)	97,595
EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	51,925	(14,401)	37,524	27	—	27
EQ/PIMCO GLOBAL REAL RETURN	IB	726	(24)	702	82	—	82
EQ/PIMCO REAL RETURN	IB	9,191	(6,301)	2,890	7,605	(4,913)	2,692
EQ/PIMCO TOTAL RETURN	IB	38,221	(15,256)	22,965	17,210	(6,090)	11,120
EQ/PIMCO ULTRA SHORT BOND	IA	116,854	(400,530)	(283,676)	968,409	(306,504)	661,905
EQ/PIMCO ULTRA SHORT BOND	IB	7,825	(3,554)	4,271	6,209	(4,442)	1,767
EQ/QUALITY BOND PLUS	IA	79	(154)	(75)	85	(140)	(55)
EQ/QUALITY BOND PLUS	IB	3,479	(2,128)	1,351	1,963	(1,791)	172
EQ/SMALL COMPANY INDEX	IA	12,327	(13,003)	(676)	88,166	(126,928)	(38,762)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/SMALL COMPANY INDEX	IB	8,848	(2,781)	6,067	5,339	(1,926)	3,413
EQ/T. ROWE PRICE GROWTH STOCK	IB	24,840	(3,979)	20,861	11,636	(80,386)	(68,750)
EQ/T. ROWE PRICE HEALTH SCIENCES	IB	6,118	(299)	5,819	181	—	181
EQ/WELLINGTON ENERGY	IB	20,212	(4,104)	16,108	10,260	(3,039)	7,221
FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	5	(93)	(88)	395	(92)	303
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	111	(1,863)	(1,752)	220	(11,314)	(11,094)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	5,296	(1,681)	3,615	1,961	(609)	1,352
FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	7,582	(2,286)	5,296	5,993	(1,456)	4,537
		641	(671)	(30)	569	(633)	(64)
FRANKLIN INCOME VIP FUND	CLASS 2	1,165	(367)	798	901	(518)	383
FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	4,223	(1,463)	2,760	1,971	(472)	1,499
FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	2	(16)	(14)	2	(175,956)	(175,954)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	1	(15)	(14)	2	(17)	(15)
INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	33	(53)	(20)	36	(53)	(17)
INVESCO V.I. HEALTH CARE FUND	SERIES I	1,207	(930)	277	714	(375)	339
INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	1,157	(714)	443	1,434	(467)	967
INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	27	(41)	(14)	37	(40)	(3)
INVESCO V.I. TECHNOLOGY FUND	SERIES I	19,578	(6,906)	12,672	20,283	(3,547)	16,736
IVY VIP HIGH INCOME	CLASS II	3,711	(1,991)	1,720	3,168	(1,007)	2,161
IVY VIP SMALL CAP GROWTH	CLASS II	65,367	(35,557)	29,810	225,762	(109,137)	116,625
JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	—	(1,047)	(1,047)	—	(1,428)	(1,428)
JANUS HENDERSON FORTY PORTFOLIO	INSTITUTIONAL SHARES	—	(13)	(13)	1	(14)	(13)
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	17,921	(16,331)	1,590	66,993	(82,255)	(15,262)
JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	387	(986)	(599)	2,189	(1,379)	810
JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	2,763	(137)	2,626	7	—	7
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	380	(336)	44	410	(212)	198
MFS® INVESTORS TRUST SERIES	SERVICE CLASS	2,419	(967)	1,452	2,609	(362)	2,247
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	74	(43)	31	71	(44)	27
MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I
MULTIMANAGER AGGRESSIVE EQUITY	IB	7,106	(2,706)	4,400	4,033	(1,514)	2,519
MULTIMANAGER CORE BOND	IA	447,764	(402,213)	45,551	448,740	(560,746)	(112,006)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019

		2020			2019
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MULTIMANAGER CORE BOND	IB	2,691	(1,579)	1,112	2,643	(2,268)	375
MULTIMANAGER TECHNOLOGY	IB	14,488	(2,662)	11,826	3,934	(1,879)	2,055
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	6,644	(2,888)	3,756	5,903	(2,368)	3,535
T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	6,200	(1,633)	4,567	4,099	(1,075)	3,024
TARGET 2025 ALLOCATION	B	2,078	(2,111)	(33)	4,687	(521)	4,166
TARGET 2035 ALLOCATION	B	2,253	(890)	1,363	6,727	(896)	5,831
TARGET 2045 ALLOCATION	B	3,190	(1,595)	1,595	3,470	(837)	2,633
TARGET 2055 ALLOCATION	B	4,488	(1,026)	3,462	7,354	(1,051)	6,303
TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	4,799	(2,081)	2,718	4,189	(1,476)	2,713
TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	14,028	(3,721)	10,307	13,107	(3,641)	9,466
TEMPLETON GROWTH VIP FUND	CLASS 2	1,219	(1,115)	104	1,715	(266)	1,449
VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	63	(50)	13	63	(35,697)	(35,634)
VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	5	(9)	(4)	6	(55,120)	(55,114)
VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	8,829	(5,609)	3,220	11,502	(6,178)	5,324
VANECK VIP GLOBAL HARD ASSETS FUND	INITIAL CLASS	12,748	(10,702)	2,046	32,182	(23,063)	9,119

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements

December 31, 2020

1.	Organization

Equitable America Variable Account K (the “Account” and formerly known as MONY America Variable Account K) was established by Equitable Financial Life Insurance Company of America (“Equitable Financial” and formerly known as “MONY Life Insurance Company of America”) in 2013. Equitable Financial changed its name effective December 13, 2019, and the Account changed its name subsequent to December 31, 2019. Equitable Financial is an Arizona stock life insurance company. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account operates as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BNY Mellon Investment Adviser, Inc., EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., and VanEck VIP Trust (collectively, “the Trusts”). The Trusts are registered under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Core Equity Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund
•	Invesco V.I. Technology Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

BNY Mellon Investment Adviser, Inc.

•	BNY Mellon Stock Index Fund, Inc.

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT Doubleline Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Natural Resources
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/All Asset Growth Allocation(1)
•	EQ/American Century Mid Cap Value
•	EQ/American Century Mid Cap Value
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(2)
•	EQ/Clearbridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity Plus
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

1.	Organization (Continued)

•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global(3)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value(4)
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Growth Strategy
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Wellington Energy
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technologyy

EQ Premier VIP Trust*(5)

•	EQ/Aggressive Allocation
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Plus Bond(6)
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Income VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

Janus Aspen Series

•	Janus Henderson Enterprise Portfolio
•	Janus Henderson Forty Portfolio
•	Janus Henderson Global Research Portfolio
•	Janus Henderson Mid Cap Value Portfolio
•	Janus Henderson Overseas Portfolio

Lord Abbet Series Fund, Inc.

•	Lord Abbett Series Fund - Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

The Universal Institutional Funds, Inc.

•	Morgan Stanley Variable Insurance Fund Inc.

Emerging Markets Debt Portfolio

Van Eck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund(7)
•	VanEck VIP Emerging Markets Fund
•	VanEck VIP Global Hard Assets Fund

(1)	Formerly known as All Asset Growth-Alt 20.
(2)	Formerly known as EQ/Capital Guardian Research.
(3)	Formerly known as EQ/Oppenheimer Global Portfolio.
(4)	Formerly known as EQ/MFS International.
(5)	Formerly known as AXA Premier VIP Trust.
(6)	Formerly known as CharterSM Multi-Sector Bond.
(7)	Formerly known as VanEck VIP Unconstrained Emerging Markets Bond Fund.

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

1.	Organization (Concluded)

The Account is used to support MONY Corporate Sponsored Variable Universal Life (CSVUL), Incentive Life Legacy®, Incentive Life Legacy® II, Incentive Life Legacy® III, VUL LegacySM, Incentive Life Optimizer® III, and VUL OptimizerSM (collectively, the “Variable Life Policies”). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from those of Equitable Financial’s other assets and liabilities. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

2.	Significant Accounting Policies (Concluded)

Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, to the guaranteed interest account of Equitable Financial’s General Account, and/or the Market Stabilizer Option.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or the Market Stabilizer Option. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable Financial is expected to affect the unit values of Variable Life Policies participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2020 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$496,106	$105,064
1290 VT Doubleline Dynamic Allocation	1,463,608	347,800
1290 VT DoubleLine Opportunistic Bond	528,772	100,284
1290 VT Energy	182,751	11,380
1290 VT Equity Income	509,590	166,237
1290 VT GAMCO Mergers & Acquisitions	405,701	138,254
1290 VT GAMCO Small Company Value	6,717,462	1,693,443
1290 VT Low Volatility Global Equity	78,498	7,846
1290 VT Natural Resources	30,948	11,927
1290 VT Small Cap Value	113,548	47,141
1290 VT SmartBeta Equity	421,966	79,743
1290 VT Socially Responsible	591,312	736,097
American Funds Insurance Series® Global Small Capitalization FundSM	1,341,275	402,180
American Funds Insurance Series® New World Fund®	1,157,929	323,266
BNY Mellon Stock Index Fund, Inc.	6,323,858	9,217,106
EQ/400 Managed Volatility	360,788	240,810
EQ/500 Managed Volatility	1,275,241	649,341
EQ/2000 Managed Volatility	455,897	177,920
EQ/AB Small Cap Growth	3,758,377	746,025
EQ/Aggressive Allocation	5,178,205	2,920,424
EQ/All Asset Growth Allocation	2,227,622	750,986
EQ/American Century Mid Cap Value	3,106,255	688,215
EQ/Balanced Strategy	4,151,474	2,111,908
EQ/BlackRock Basic Value Equity	3,561,623	910,815
EQ/Capital Group Research	792,624	371,788
EQ/Clearbridge Large Cap Growth	2,062,940	1,483,008
EQ/Common Stock Index	15,015,742	4,673,512
EQ/Conservative Allocation	550,610	293,288
EQ/Conservative Growth Strategy	1,317,851	361,685
EQ/Conservative Strategy	334,474	203,326
EQ/Conservative-Plus Allocation	1,210,233	461,850
EQ/Core Bond Index	3,392,988	1,783,356
EQ/Core Plus Bond	746,725	280,938
EQ/Emerging Markets Equity Plus	128,745	6,434
EQ/Equity 500 Index	22,479,023	4,585,103
EQ/Fidelity Institutional AM® Large Cap	1,514,961	881,348
EQ/Franklin Rising Dividends	2,146,934	842,437
EQ/Franklin Strategic Income	1,839,492	512,263
EQ/Global Bond PLUS	934,660	729,178
EQ/Global Equity Managed Volatility	901,248	833,971
EQ/Goldman Sachs Mid Cap Value	777,383	168,889
EQ/Growth Strategy	8,239,016	1,632,108
EQ/Intermediate Government Bond	1,327,335	1,481,927
EQ/International Core Managed Volatility	592,469	366,209
EQ/International Equity Index	4,243,004	2,333,507
EQ/International Managed Volatility	249,700	103,815
EQ/International Value Managed Volatility	547,813	193,802
EQ/Invesco Comstock	1,127,616	716,687
EQ/Invesco Global	203,929	11,357
EQ/Invesco Global Real Estate	1,492,317	455,820
EQ/Invesco International Growth	821,120	515,115
EQ/Janus Enterprise	2,952,139	866,108

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/JPMorgan Value Opportunities	$2,813,537	$756,836
EQ/Large Cap Core Managed Volatility	828,512	179,380
EQ/Large Cap Growth Index	4,978,915	2,193,570
EQ/Large Cap Growth Managed Volatility	2,898,195	1,028,010
EQ/Large Cap Value Index	2,436,289	1,071,603
EQ/Large Cap Value Managed Volatility	1,178,909	529,373
EQ/Lazard Emerging Markets Equity	2,016,530	612,066
EQ/Loomis Sayles Growth	3,386,465	1,387,294
EQ/MFS International Growth	4,800,709	2,144,518
EQ/MFS International Intrinsic Value	4,050,771	920,860
EQ/MFS Mid Cap Focused Growth	4,177,060	855,832
EQ/MFS Technology	2,247,516	645,987
EQ/MFS Utilities Series	3,462	1,753
EQ/Mid Cap Index	3,589,942	1,405,249
EQ/Mid Cap Value Managed Volatility	739,825	221,150
EQ/Moderate Allocation	6,183,385	2,095,443
EQ/Moderate Growth Strategy	13,581,289	6,082,473
EQ/Moderate-Plus Allocation	16,564,492	4,842,986
EQ/Money Market	21,933,086	32,803,266
EQ/Morgan Stanley Small Cap Growth	2,218,756	488,319
EQ/PIMCO Global Real Return	79,307	2,651
EQ/PIMCO Real Return	1,615,583	868,468
EQ/PIMCO Total Return	6,166,230	2,204,972
EQ/PIMCO Ultra Short Bond	2,783,043	6,433,578
EQ/Quality Bond PLUS	783,220	411,691
EQ/Small Company Index	2,921,726	1,225,972
EQ/T. Rowe Price Growth Stock	6,560,176	1,402,194
EQ/T. Rowe Price Health Sciences	827,037	39,108
EQ/Wellington Energy	935,507	173,735
Fidelity® VIP Asset Manager Portfolio	550	2,419
Fidelity® VIP Growth & Income Portfolio	1,119,023	465,350
Fidelity® VIP Mid Cap Portfolio	1,275,992	457,669
Franklin Income VIP Fund	28,628	11,377
Franklin Mutual Shares VIP Fund	266,074	64,606
Franklin Small Cap Value VIP Fund	797,892	289,689
Invesco V.I. Diversified Dividend Fund	768	238
Invesco V.I. Global Core Equity Fund	38	292
Invesco V.I. Health Care Fund	3,040	2,223
Invesco V.I. Mid Cap Core Equity Fund	479,936	172,974
Invesco V.I. Small Cap Equity Fund	375,553	158,713
Invesco V.I. Technology Fund	6,257	1,955
IVY VIP High Income	3,094,850	888,264
IVY VIP Small Cap Growth	736,346	479,564
Janus Henderson Enterprise Portfolio	2,088,679	928,950
Janus Henderson Forty Portfolio	156,965	44,298
Janus Henderson Global Research Portfolio	1,524	251
Janus Henderson Mid Cap Value Portfolio	600,277	479,869
Janus Henderson Overseas Portfolio	11,338	21,853
Lord Abbett Series Fund — Bond Debenture Portfolio	296,005	13,249
MFS® Investors Trust Series	133,374	96,659
MFS® Massachusetts Investors Growth Stock Portfolio	1,093,482	346,283
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio	7,338	1,484
Multimanager Aggressive Equity	2,375,771	751,532

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
Multimanager Core Bond	$8,221,826	$6,737,148
Multimanager Technology	8,820,159	2,242,957
PIMCO CommodityRealReturn® Strategy Portfolio	551,592	174,766
T. Rowe Price Equity Income Portfolio	1,089,956	328,863
Target 2025 Allocation	325,536	254,632
Target 2035 Allocation	354,945	123,508
Target 2045 Allocation	470,773	231,767
Target 2055 Allocation	676,353	141,065
Templeton Developing Markets VIP Fund	814,686	267,834
Templeton Global Bond VIP Fund	2,411,011	457,231
Templeton Growth VIP Fund	227,987	182,819
VanEck VIP Emerging Markets Bond Fund	4,357	1,150
VanEck VIP Emerging Markets Fund	1,132	282
VanEck VIP Global Hard Assets Fund	808,989	585,069

5.	Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors” and formerly known as AXA Distributors, LLC), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIM” and formerly known as AXA Equitable Funds Management Group, LLC). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIM, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIM either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub- advisory services to the respective Portfolios. EIM also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third- party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.31% to a high of 1.37% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors” and formerly known as AXA Equitable Advisors, LLC) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

5.	Expenses and Related Party Transactions (Concluded)

Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including 1290 VT Natural Resources, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity Plus, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker- dealers under contracts with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT and VIP.

6.	Contractowner Charges

The table below lists the current fees deducted from either the Variable Investment Option assessed as a redemption of units or as a percentage of premium paid. Actual charges amounts may vary or may be zero depending on the terms of the various policies. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Premium Charge	From each premium	0% to 12%	Deducted from each premium payment and is netted against “Payments received from Contractowners”

Mortality & Expense Risk Charge	Monthly	0% to 1.75%	Unit liquidation from account value

Administrative Charge	Monthly	$0 to $20 A charge between $0.03 and $1.20 per $1,000 of the initial base policy face amount and any face amount increase above the previous highest face amount is also deducted at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase.	Unit liquidation from account value

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

6.	Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Cost of Insurance	Monthly	Varies as per policy	Unit liquidation from account value

Transfer Charge	Upon transfer (Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge)	$0 to $25	Unit liquidation from account value

Partial Surrender Charge	Upon a partial surrender under the Policy	$0 to $25	Unit liquidation from account value

Surrender Charge	At time of full policy surrender	Varies as per policy	Unit liquidation from account value

Reinstatement Fee	At the time the Policy is reinstated	Current Charge – $150	Unit liquidation from account value

Loan Interest Rate Spread	Annually on each contract date anniversary after a loan is taken or on loan termination	0% to 1.60% depending on the policy year	Unit liquidation from account value

Illustration Projection Report Charge	At time of transaction	$0 to $25	Charges for this service must be paid using funds outside of policy

Charge for State and Local Tax Expense	At time of transaction	0% to 5%	Deduct from premium

Charge for Federal Tax Expense	At time of transaction	Current Charge – 1.25%	Deduct from premium

Riders	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount or a percentage of all other monthly charges, depending on the rider.	Unit liquidation from account value

The VUL Legacy and VUL Optimizer policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each Variable Investment Option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of these three ranges that the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses if the Net Total Annual Operating Expenses, before the Investment Expense Reduction, are below 1.15%. These ranges and formula amounts will not change while the policy remains in effect.

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

6.	Contractowner Charges (Concluded)

For policies with the Market Stabilizer Option, there is an additional charge ranging from 1.15% to 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option is 2.40%. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

7.	Reorganizations

In June 2020, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/UBS Growth & Income	EQ/Capital Group Research

Share Class	Class IB	Class IB
Shares	294,239	207,663
Net Asset Value	$8.83	$27.19
Net Assets Before Merger	$2,597,782	$3,047,837
Net Assets After Merger	$—	$5,645,619
Unrealized Loss	$(159,283)

	Removed Portfolio	Surviving Portfolio

June 5, 2020	Multimanager Mid Cap Growth	EQ/Janus Enterprise

Share Class	Class IB	Class IB
Shares	294,320	573,300
Net Asset Value	$10.06	$20.46
Net Assets Before Merger	$2,960,394	$8,766,718
Net Assets After Merger	$—	$11,727,112
Unrealized Gain	$206,680

	Removed Portfolio	Surviving Portfolio

June 5, 2020	EQ/MFS Technology II(1)	EQ/MFS Technology

Share Class	Class IB	Class IB
Shares	298,643	429,380
Net Asset Value	$36.54	$25.41
Net Assets Before Merger	$10,911,440	$—
Net Assets After Merger	$—	$10,911,440
Unrealized Gain	$1,544,314

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Small Cap Value	1290 VT Small Cap Value

Share Class	Class B	Class IB
Shares	84,236	140,850
Net Asset Value	$13.46	$8.05
Net Assets Before Merger	$1,133,868	$—
Net Assets After Merger	$—	$1,133,868
Unrealized Loss	$(16,644)

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

7.	Reorganizations (Concluded)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

Share Class	Class IB	Class IB
Shares	131,615	634,058
Net Asset Value	$11.82	$19.27
Net Assets Before Merger	$1,555,931	$10,664,492
Net Assets After Merger	$—	$12,220,423
Unrealized Loss	$(115,095)

	Removed Portfolio	Surviving Portfolio

June 12, 2020	CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

Share Class	Class B	Class IB
Shares	223,689	261,448
Net Asset Value	$13.55	$11.59
Net Assets Before Merger	$3,031,291	$—
Net Assets After Merger	$—	$3,031,291
Unrealized Gain	$235,473

(1)	Formerly known as EQ/Science and Technology. There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

8.	Financial Highlights

Shown below is accumulation unit value information for units outstanding, investment income ratio and total return at the period indicated.

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities, Class IB
2020	$210.09	6,613	$1,328	1.63%	39.09%
2019	$151.05	4,521	$683	4.83%	23.93%
2018	$121.88	3,135	$382	3.22%	(4.26)%
2017	$127.30	1,763	$224	4.40%	14.27%
2016(a)	$111.40	29	$3	3.12%	10.09%

1290 VT Doubleline Dynamic Allocation, Class IB
2020	$157.79	52,281	$8,221	1.07%	13.11%
2019	$139.50	46,762	$6,524	2.20%	18.10%
2018	$118.12	40,521	$4,786	1.84%	(4.12)%
2017	$123.19	33,322	$4,105	0.69%	9.61%
2016	$112.39	20,338	$2,286	1.94%	8.61%

1290 VT DoubleLine Opportunistic Bond, Class IB
2020	$114.08	9,373	$1,057	2.71%	4.30%
2019	$109.38	5,639	$617	4.04%	8.12%
2018	$101.17	3,110	$315	5.32%	(0.94)%
2017(b)	$102.13	899	$92	3.04%	1.58%

1290 VT Energy, Class IB
2020	$77.55	2,256	$175	17.93%	(24.96)%
2019(d)	$103.34	143	$15	12.80%	(0.95)%

1290 VT Equity Income, Class IA
2020	$38.39	84,238	$3,234	2.09%	(4.53)%
2019	$40.21	85,786	$3,449	2.30%	24.22%
2018	$32.37	161,840	$5,239	1.92%	(11.70)%
2017	$36.66	182,850	$6,703	1.69%	15.83%
2016	$31.65	223,614	$7,077	2.06%	13.00%

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

1290 VT Equity Income, Class IB
2020	$270.70	11,900	$3,182	2.09%	(4.54)%
2019	$283.57	10,637	$3,009	2.30%	24.21%
2018	$228.29	11,112	$2,537	1.92%	(11.69)%
2017	$258.51	10,834	$2,801	1.69%	15.84%
2016	$223.16	10,125	$2,259	2.06%	12.99%

1290 VT GAMCO Mergers & Acquisitions, Class IB
2020	$195.08	13,872	$2,643	0.19%	(1.30)%
2019	$197.64	12,095	$2,390	4.21%	8.62%
2018	$181.95	11,618	$2,114	1.55%	(4.91)%
2017	$191.34	9,897	$1,894	0.18%	6.18%
2016	$180.20	8,756	$1,578	0.01%	7.69%

1290 VT GAMCO Small Company Value, Class IB
2020	$110.26	119,327	$48,337	0.81%	9.50%
2019	$100.69	101,247	$39,697	0.64%	23.35%
2018	$81.63	106,656	$29,504	0.60%	(15.58)%
2017	$96.69	96,720	$30,062	0.66%	16.09%
2016	$83.29	91,809	$22,552	0.54%	23.28%

1290 VT Low Volatility Global Equity, Class IB
2020	$105.44	835	$88	3.80%	(1.14)%
2019(d)	$106.66	12	$1	0.00%	4.12%

1290 VT Natural Resources, Class IB
2020	$86.68	339	$29	6.10%	(15.57)%
2019(d)	$102.67	71	$7	6.17%	(1.01)%

1290 VT Small Cap Value, Class IB(i)
2020	$107.75	11,403	$1,541	2.81%	(1.18)%
2019(d)	$109.04	68	$7	0.23%	5.00%

1290 VT SmartBeta Equity, Class IB
2020	$166.78	6,909	$1,090	0.73%	10.98%
2019	$150.28	4,288	$640	1.63%	26.93%
2018	$118.40	1,720	$204	1.85%	(6.08)%
2017	$126.07	353	$44	2.44%	21.72%
2016(a)	$103.57	65	$7	3.31%	3.78%

1290 VT Socially Responsible, Class IA
2020	$28.89	269	$8	0.67%	19.98%
2019	$24.08	272	$7	1.31%	30.23%
2018	$18.49	274	$5	1.32%	(4.35)%
2017	$19.33	277	$5	0.83%	20.36%
2016	$16.06	280	$5	1.26%	10.00%

1290 VT Socially Responsible, Class IB
2020	$320.90	3,364	$823	0.67%	19.96%
2019	$267.51	3,223	$852	1.31%	30.26%
2018	$205.36	2,407	$494	1.32%	(4.37)%
2017	$214.75	1,418	$305	0.83%	20.40%
2016	$178.36	1,386	$247	1.26%	9.96%

American Funds Insurance Series® Global Small Capitalization FundSM, Class 4
2020	$222.26	22,352	$4,772	0.12%	29.39%
2019	$171.78	17,319	$2,960	0.01%	31.25%
2018	$130.88	11,775	$1,541	0.02%	(10.81)%
2017	$146.74	6,948	$1,020	0.39%	25.62%
2016	$116.81	3,330	$389	0.12%	1.85%

American Funds Insurance Series® New World Fund® , Class 4
2020	$175.22	29,303	$5,036	0.04%	23.30%
2019	$142.11	23,299	$3,309	0.85%	28.82%
2018	$110.32	17,238	$1,902	0.82%	(14.25)%
2017	$128.66	9,018	$1,160	1.04%	29.06%
2016	$99.69	5,164	$515	0.80%	5.05%

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

BNY Mellon Stock Index Fund, Inc., Class Initial Shares
2020	$58.88	499,341	$29,403	1.59%	18.00%
2019	$49.90	597,861	$29,832	1.74%	31.18%
2018	$38.04	503,245	$19,142	1.64%	(4.64)%
2017	$39.89	555,114	$22,141	1.65%	21.54%
2016	$32.82	690,245	$22,652	2.03%	11.71%

EQ/400 Managed Volatility, Class IB
2020	$272.04	4,866	$1,324	0.70%	13.44%
2019	$239.80	4,737	$1,136	1.09%	24.93%
2018	$191.95	3,977	$763	0.92%	(12.27)%
2017	$218.79	4,609	$1,008	0.81%	15.23%
2016	$189.88	3,107	$590	0.81%	19.68%

EQ/500 Managed Volatility, Class IB
2020	$325.55	16,335	$5,318	1.02%	17.02%
2019	$278.21	15,780	$4,390	1.70%	29.90%
2018	$214.17	13,435	$2,877	1.20%	(6.06)%
2017	$227.98	10,899	$2,485	1.35%	20.75%
2016	$188.80	5,656	$1,068	1.45%	11.03%

EQ/2000 Managed Volatility, Class IB
2020	$265.87	7,765	$2,065	0.87%	19.29%
2019	$222.87	7,005	$1,561	1.01%	24.45%
2018	$179.09	6,089	$1,091	0.86%	(11.92)%
2017	$203.32	4,631	$942	0.83%	13.85%
2016	$178.58	3,173	$567	0.81%	20.53%

EQ/AB Small Cap Growth, Class IA
2020	$53.69	3,571	$192	0.10%	36.06%
2019	$39.46	126	$5	0.19%	27.78%
2018	$30.88	134	$5	0.14%	(7.88)%
2017	$33.52	141	$5	0.31%	22.69%
2016	$27.32	148	$4	0.39%	12.57%

EQ/AB Small Cap Growth, Class IB
2020	$726.39	24,253	$14,531	0.10%	36.06%
2019	$533.87	18,332	$9,678	0.19%	27.80%
2018	$417.73	15,659	$6,541	0.14%	(7.88)%
2017	$453.45	13,731	$6,226	0.31%	22.67%
2016	$369.65	12,870	$4,757	0.39%	12.58%

EQ/Aggressive Allocation, Class B
2020	$338.25	117,634	$37,843	2.85%	15.40%
2019	$293.12	115,584	$33,863	1.59%	24.49%
2018	$235.46	116,698	$27,478	1.58%	(8.72)%
2017	$257.94	119,773	$30,895	1.52%	19.10%
2016	$216.58	124,403	$26,944	0.94%	8.78%

EQ/All Asset Growth Allocation, Class IB
2020	$26.72	68,235	$13,671	1.64%	12.32%
2019	$23.79	61,990	$11,256	1.77%	19.07%
2018	$19.98	66,500	$8,783	1.91%	(7.54)%
2017	$21.61	59,874	$8,434	1.87%	15.87%
2016	$18.65	39,326	$4,233	1.47%	9.58%

EQ/American Century Mid Cap Value, Class IB(j)
2020	$283.87	61,629	$16,442	1.43%	1.32%
2019	$280.16	42,454	$11,861	2.02%	28.82%
2018(c)	$217.49	34,825	$7,574	0.57%	(9.39)%

EQ/Balanced Strategy, Class IB
2020	$200.71	213,283	$42,816	1.84%	11.21%
2019	$180.48	212,427	$38,345	1.58%	15.69%
2018	$156.00	200,917	$31,344	1.23%	(4.18)%
2017	$162.81	194,040	$31,592	1.35%	9.85%
2016	$148.21	179,846	$26,655	0.99%	5.98%

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/BlackRock Basic Value Equity, Class IB
2020	$601.93	34,421	$18,442	2.03%	2.82%
2019	$585.44	28,630	$16,690	1.99%	23.44%
2018	$474.29	27,217	$12,909	1.67%	(8.01)%
2017	$515.61	25,754	$13,279	1.52%	8.11%
2016	$476.93	22,775	$10,862	1.61%	17.96%

EQ/Capital Group Research, Class IA(e)
2020	$37.04	1,875	$69	0.14%	23.30%
2019	$30.04	1,896	$57	0.58%	32.86%
2018	$22.61	1,910	$43	0.61%	(4.84)%
2017	$23.76	3,081	$73	0.86%	25.45%
2016	$18.94	3,139	$59	0.94%	8.41%

EQ/Capital Group Research, Class IB
2020	$525.00	12,722	$6,679	0.14%	23.27%
2019	$425.90	6,782	$2,889	0.58%	32.88%
2018	$320.51	6,551	$2,100	0.61%	(4.84)%
2017	$336.81	5,775	$1,945	0.86%	25.44%
2016	$268.51	4,825	$1,296	0.94%	8.42%

EQ/Clearbridge Large Cap Growth, Class IB
2020	$465.37	27,957	$12,379	0.00%	30.86%
2019	$355.63	27,627	$9,814	0.03%	32.00%
2018	$269.42	29,759	$8,018	0.18%	(0.35)%
2017	$270.36	29,390	$7,946	0.08%	25.59%
2016	$215.27	29,872	$6,430	0.00%	0.88%

EQ/Common Stock Index, Class IA
2020	$51.67	23,102	$1,194	1.21%	19.77%
2019	$43.14	23,523	$1,015	1.60%	30.25%
2018	$33.12	1,056	$35	1.49%	(5.80)%
2017	$35.16	1,189	$42	1.48%	20.45%
2016	$29.19	1,248	$36	1.77%	11.71%

EQ/Common Stock Index, Class IB
2020	$330.12	235,104	$70,682	1.21%	19.77%
2019	$275.63	191,814	$52,691	1.60%	30.24%
2018	$211.64	161,681	$34,218	1.49%	(5.80)%
2017	$224.67	125,686	$28,238	1.48%	20.47%
2016	$186.50	99,605	$18,576	1.77%	11.69%

EQ/Conservative Allocation, Class B
2020	$186.35	22,244	$4,069	1.85%	7.32%
2019	$173.64	21,380	$3,712	1.65%	9.24%
2018	$158.96	21,639	$3,440	1.61%	(1.56)%
2017	$161.48	19,884	$3,211	1.08%	4.95%
2016	$153.87	22,780	$3,505	1.00%	2.92%

EQ/Conservative Growth Strategy, Class IB
2020	$182.81	62,884	$11,496	1.72%	9.93%
2019	$166.29	59,790	$9,942	1.52%	13.39%
2018	$146.65	57,291	$8,402	1.29%	(3.25)%
2017	$151.58	50,847	$7,707	1.32%	7.98%
2016	$140.38	43,432	$6,097	0.91%	4.96%

EQ/Conservative Strategy, Class IB
2020	$150.41	19,366	$2,913	1.50%	7.33%
2019	$140.14	18,935	$2,654	1.54%	8.94%
2018	$128.64	18,765	$2,414	1.27%	(1.40)%
2017	$130.46	18,293	$2,387	1.07%	4.27%
2016	$125.12	18,379	$2,300	0.83%	2.83%

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Conservative-Plus Allocation, Class A
2020	$17.27	1,015	$18	2.12%	10.00%
2019	$15.70	1,025	$16	1.59%	13.44%
2018	$13.84	1,035	$14	1.52%	(3.62)%
2017	$14.36	2,404	$35	1.18%	8.79%
2016	$13.20	5,449	$72	0.93%	4.76%

EQ/Conservative-Plus Allocation, Class B
2020	$221.42	35,863	$7,714	2.12%	9.99%
2019	$201.31	33,726	$6,775	1.59%	13.48%
2018	$177.40	34,068	$6,044	1.52%	(3.64)%
2017	$184.11	34,798	$6,406	1.18%	8.82%
2016	$169.18	37,582	$6,358	0.93%	4.73%

EQ/Core Bond Index, Class IA
2020	$18.02	240,968	$4,343	1.53%	6.06%
2019	$16.99	252,650	$4,294	2.02%	6.25%
2018	$15.99	455,607	$7,286	1.91%	0.25%
2017	$15.95	514,169	$8,201	1.68%	1.46%
2016	$15.72	539,817	$8,487	1.53%	1.35%

EQ/Core Bond Index, Class IB
2020	$161.22	63,680	$9,796	1.53%	6.07%
2019	$152.00	51,562	$7,783	2.02%	6.26%
2018	$143.04	43,669	$6,246	1.91%	0.25%
2017	$142.69	34,968	$4,990	1.68%	1.46%
2016	$140.63	25,740	$3,620	1.53%	1.38%

EQ/Core Plus Bond, Class B
2020	$177.22	20,442	$3,623	2.26%	14.86%
2019	$154.29	18,875	$2,912	2.16%	6.91%
2018	$144.32	18,191	$2,626	2.44%	(0.50)%
2017	$145.05	15,953	$2,314	1.70%	2.24%
2016	$141.87	14,364	$2,038	2.12%	2.93%

EQ/Emerging Markets Equity Plus, Class IB
2020	$127.96	1,255	$161	2.01%	14.25%
2019(d)	$112.00	121	$14	11.20%	6.28%

EQ/Equity 500 Index, Class IB
2020	$362.34	342,641	$108,353	1.40%	17.77%
2019	$307.67	254,951	$77,757	1.77%	30.68%
2018	$235.43	206,242	$48,556	1.60%	(4.94)%
2017	$247.66	170,396	$42,200	1.62%	21.04%
2016	$204.61	136,579	$27,945	1.87%	11.23%

EQ/Fidelity Institutional AM® Large Cap, Class IB
2020	$350.87	36,629	$12,852	0.76%	26.33%
2019	$277.75	35,911	$9,974	1.02%	31.07%
2018(c)	$211.91	33,678	$7,137	0.26%	(11.07)%

EQ/Fidelity Institutional AM® Large Cap, Class K
2020	$55.35	41,255	$2,283	0.76%	26.66%
2019	$43.70	44,796	$1,958	1.02%	31.39%
2018(c)	$33.26	131,493	$4,373	0.26%	(11.02)%

EQ/Franklin Rising Dividends, Class IB
2020	$350.45	43,862	$13,729	1.00%	16.18%
2019	$301.65	35,334	$10,642	1.16%	29.76%
2018(c)	$232.46	32,044	$7,449	0.29%	(7.28)%

EQ/Franklin Strategic Income, Class IB
2020	$155.43	65,428	$9,996	3.25%	4.99%
2019	$148.04	57,448	$8,495	4.44%	8.73%
2018(c)	$136.15	47,955	$6,529	0.71%	(1.14)%

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Global Bond PLUS, Class IB
2020	$156.18	21,539	$3,364	1.97%	8.51%
2019	$143.93	20,972	$3,019	0.84%	6.21%
2018	$135.52	20,578	$2,789	1.45%	(1.63)%
2017	$137.76	18,507	$2,549	0.04%	4.65%
2016	$131.64	14,638	$1,927	2.06%	0.68%

EQ/Global Equity Managed Volatility, Class IB
2020	$443.21	23,290	$10,322	0.66%	14.28%
2019	$387.83	24,677	$9,571	1.35%	25.27%
2018	$309.60	25,659	$7,944	1.07%	(12.16)%
2017	$352.45	25,685	$9,053	1.10%	26.08%
2016	$279.54	25,995	$7,267	0.96%	4.48%

EQ/Goldman Sachs Mid Cap Value, Class IB
2020	$258.88	14,226	$3,184	0.68%	8.48%
2019	$238.65	9,672	$2,300	0.95%	30.79%
2018(c)	$182.47	8,222	$1,500	0.22%	(8.70)%

EQ/Growth Strategy, Class IB
2020	$241.08	278,619	$67,169	2.15%	13.62%
2019	$212.19	262,854	$55,776	1.63%	20.26%
2018	$176.45	240,079	$42,362	1.28%	(6.08)%
2017	$187.88	203,310	$38,198	1.62%	13.72%
2016	$165.21	175,796	$29,042	1.01%	8.09%

EQ/Intermediate Government Bond, Class IA
2020	$20.00	227,564	$4,551	0.93%	4.33%
2019	$19.17	246,567	$4,728	1.50%	4.13%
2018	$18.41	276,981	$5,097	1.26%	0.88%
2017	$18.25	301,538	$5,505	0.82%	0.33%
2016	$18.19	334,618	$6,088	0.66%	0.44%

EQ/Intermediate Government Bond, Class IB
2020	$136.11	10,252	$1,474	0.93%	4.30%
2019	$130.50	9,336	$1,292	1.50%	4.17%
2018	$125.27	8,740	$1,153	1.26%	0.83%
2017	$124.24	8,470	$1,085	0.82%	0.34%
2016	$123.82	7,857	$989	0.66%	0.45%

EQ/International Core Managed Volatility, Class IB
2020	$203.88	25,972	$5,262	1.48%	8.47%
2019	$187.96	25,600	$4,808	2.09%	22.44%
2018	$153.51	25,241	$3,875	1.77%	(14.89)%
2017	$180.36	24,742	$4,463	1.69%	26.31%
2016	$142.79	25,149	$3,591	0.30%	0.21%

EQ/International Equity Index, Class IA
2020	$17.07	347,412	$5,930	2.08%	3.83%
2019	$16.44	338,179	$5,559	3.04%	22.14%
2018	$13.46	217,934	$2,933	2.58%	(15.19)%
2017	$15.87	223,233	$3,543	2.86%	23.21%
2016	$12.88	203,542	$2,622	2.89%	2.22%

EQ/International Equity Index, Class IB
2020	$172.69	77,354	$12,952	2.08%	3.83%
2019	$166.32	66,097	$10,984	3.04%	22.14%
2018	$136.17	58,224	$7,928	2.58%	(15.17)%
2017	$160.52	50,579	$8,118	2.86%	23.22%
2016	$130.27	44,017	$5,733	2.89%	2.20%

EQ/International Managed Volatility, Class IB
2020	$156.30	10,836	$1,694	1.74%	6.63%
2019	$146.58	9,990	$1,464	2.60%	21.44%
2018	$120.70	8,437	$1,018	2.09%	(14.45)%
2017	$141.09	6,287	$887	2.50%	24.25%
2016	$113.55	3,450	$392	1.35%	(0.12)%

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/International Value Managed Volatility, Class IA
2020	$22.03	24,694	$544	1.45%	4.16%
2019	$21.15	25,007	$529	2.30%	22.68%
2018	$17.24	25,451	$439	1.69%	(16.51)%
2017	$20.65	35,958	$743	1.99%	23.43%
2016	$16.73	52,304	$875	0.49%	0.72%

EQ/International Value Managed Volatility, Class IB
2020	$208.49	23,529	$4,812	1.45%	4.19%
2019	$200.10	21,701	$4,342	2.30%	22.66%
2018	$163.14	22,180	$3,619	1.69%	(16.49)%
2017	$195.36	21,416	$4,184	1.99%	23.37%
2016	$158.35	19,967	$3,163	0.49%	0.74%

EQ/Invesco Comstock, Class IB
2020	$267.27	18,173	$4,829	2.16%	(0.76)%
2019	$269.33	16,648	$4,482	2.01%	24.98%
2018	$215.50	17,984	$3,876	1.61%	(12.39)%
2017	$245.99	16,170	$3,978	0.80%	17.98%
2016	$208.50	16,759	$3,494	2.67%	17.37%

EQ/Invesco Global, Class IB
2020	$144.14	1,663	$240	0.00%	27.49%
2019(d)	$113.06	39	$4	0.92%	6.41%

EQ/Invesco Global Real Estate, Class IB
2020	$177.12	41,716	$7,215	2.67%	(12.21)%
2019	$201.75	35,931	$7,216	4.90%	22.52%
2018(c)	$164.67	31,827	$5,240	0.56%	(0.75)%

EQ/Invesco International Growth, Class IB
2020	$206.96	34,277	$7,094	0.86%	13.60%
2019	$182.19	32,841	$5,983	1.82%	28.20%
2018(c)	$142.11	28,576	$4,061	0.21%	(5.03)%

EQ/Janus Enterprise, Class IA(f)
2020	$56.99	12,346	$704	0.00%	18.80%
2019	$47.97	12,549	$602	0.02%	36.47%
2018	$35.15	77,013	$2,707	0.00%	(1.79)%
2017	$35.79	83,045	$2,972	0.00%	27.91%
2016	$27.98	67,674	$1,894	0.00%	(4.34)%

EQ/Janus Enterprise, Class IB
2020	$464.75	35,138	$15,031	0.00%	18.82%
2019	$391.15	23,115	$9,027	0.02%	36.46%
2018	$286.64	21,773	$6,241	0.00%	(1.79)%
2017	$291.87	21,741	$6,346	0.00%	27.90%
2016	$228.20	22,550	$5,146	0.00%	(4.33)%

EQ/JPMorgan Value Opportunities, Class IA
2020	$23.59	47	$1	1.24%	11.06%
2019	$21.24	48	$1	1.36%	27.49%
2018	$16.66	49	$1	1.16%	(15.39)%
2017	$19.69	51	$1	1.07%	17.69%
2016	$16.73	52	$1	1.21%	21.58%

EQ/JPMorgan Value Opportunities, Class IB
2020	$463.61	30,884	$12,613	1.24%	11.07%
2019	$417.39	22,681	$9,344	1.36%	27.53%
2018	$327.29	18,171	$5,947	1.16%	(15.40)%
2017	$386.87	13,855	$5,360	1.07%	17.72%
2016	$328.64	7,072	$2,324	1.21%	21.53%

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility, Class IB
2020	$324.20	13,581	$4,013	0.73%	16.28%
2019	$278.82	11,613	$3,236	1.18%	29.96%
2018	$214.54	13,395	$2,874	1.05%	(6.42)%
2017	$229.27	13,308	$3,051	1.04%	21.95%
2016	$188.00	13,262	$2,493	1.15%	9.83%

EQ/Large Cap Growth Index, Class IB
2020	$408.75	48,411	$17,504	0.34%	37.31%
2019	$297.69	37,825	$11,230	0.68%	35.34%
2018	$219.96	33,467	$7,362	0.70%	(2.26)%
2017	$225.05	28,618	$6,441	0.85%	29.22%
2016	$174.16	21,783	$3,794	1.10%	6.34%

EQ/Large Cap Growth Managed Volatility, Class IA
2020	$48.23	9,739	$470	0.08%	32.03%
2019	$36.53	10,069	$368	0.45%	33.71%
2018	$27.32	10,520	$287	0.50%	(2.98)%
2017	$28.16	11,001	$310	0.50%	29.23%
2016	$21.79	11,517	$251	0.59%	5.52%

EQ/Large Cap Growth Managed Volatility, Class IB
2020	$759.35	20,318	$14,329	0.08%	32.01%
2019	$575.22	19,206	$10,962	0.45%	33.72%
2018	$430.17	18,545	$7,978	0.50%	(2.98)%
2017	$443.36	18,522	$8,212	0.50%	29.21%
2016	$343.12	18,484	$6,342	0.59%	5.51%

EQ/Large Cap Value Index, Class IB
2020	$160.77	56,186	$8,867	2.07%	2.21%
2019	$157.29	47,200	$7,419	2.43%	25.63%
2018	$125.20	41,362	$5,179	2.28%	(8.89)%
2017	$137.42	32,262	$4,434	2.05%	13.00%
2016	$121.61	24,561	$2,987	2.52%	16.47%

EQ/Large Cap Value Managed Volatility, Class IA
2020	$35.17	2,176	$77	1.62%	5.68%
2019	$33.28	2,136	$71	2.02%	25.44%
2018	$26.53	2,103	$55	2.59%	(9.92)%
2017	$29.45	2,109	$62	1.55%	13.84%
2016	$25.87	2,072	$53	1.74%	15.34%

EQ/Large Cap Value Managed Volatility, Class IB
2020	$284.16	31,277	$8,887	1.62%	5.68%
2019	$268.88	31,069	$8,354	2.02%	25.44%
2018	$214.35	31,281	$6,705	2.59%	(9.93)%
2017	$237.97	30,449	$7,246	1.55%	13.86%
2016	$209.01	31,092	$6,499	1.74%	15.32%

EQ/Lazard Emerging Markets Equity, Class IB
2020	$126.71	104,211	$13,204	1.93%	(1.50)%
2019	$128.64	92,937	$11,955	2.91%	18.77%
2018(c)	$108.31	80,013	$8,665	0.18%	(1.37)%

EQ/Loomis Sayles Growth, Class IB
2020	$42.74	39,477	$15,156	0.00%	30.90%
2019	$32.65	33,519	$10,948	0.03%	31.34%
2018	$24.86	28,610	$7,360	0.10%	(2.97)%
2017	$25.62	26,171	$6,005	0.20%	34.56%
2016	$19.04	24,603	$3,327	0.39%	6.85%

EQ/MFS International Growth, Class IB
2020	$31.67	209,360	$18,440	0.48%	15.33%
2019	$27.46	215,468	$14,980	1.34%	27.25%
2018	$21.58	151,033	$9,403	0.96%	(9.37)%
2017	$23.81	147,408	$8,689	0.86%	32.06%
2016	$18.03	142,034	$5,941	1.02%	1.98%

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/MFS International Intrinsic Value, Class IB
2020	$299.71	102,161	$28,712	0.27%	20.03%
2019	$249.69	85,523	$21,281	0.75%	25.88%
2018(c)	$198.35	73,080	$14,495	0.00%	(4.37)%

EQ/MFS Mid Cap Focused Growth, Class IB
2020	$410.60	40,031	$14,762	0.00%	29.70%
2019	$316.58	30,923	$9,705	0.02%	36.33%
2018(c)	$232.22	24,192	$5,618	0.01%	(9.35)%

EQ/MFS Technology, Class IB(g)
2020(h)	$133.58	116,245	$15,528	0.06%	29.19%

EQ/MFS Utilities Series, Class K
2020	$72.03	780	$56	2.68%	5.82%
2019	$68.07	786	$53	3.08%	25.01%
2018(c)	$54.45	791	$43	0.42%	(2.61)%

EQ/Mid Cap Index, Class IB
2020	$365.11	49,613	$16,198	1.09%	12.85%
2019	$323.53	40,227	$12,893	1.24%	25.38%
2018	$258.04	33,904	$8,749	1.15%	(11.69)%
2017	$292.20	29,983	$8,761	1.02%	15.48%
2016	$253.03	25,129	$6,358	1.20%	19.91%

EQ/Mid Cap Value Managed Volatility, Class IA
2020	$32.31	12,657	$409	1.23%	4.94%
2019	$30.79	12,939	$398	1.44%	26.60%
2018	$24.32	13,234	$322	1.26%	(13.30)%
2017	$28.05	13,551	$380	1.10%	12.33%
2016	$24.97	13,874	$346	1.29%	17.67%

EQ/Mid Cap Value Managed Volatility, Class IB
2020	$461.11	14,246	$6,030	1.23%	4.97%
2019	$439.29	12,378	$5,434	1.44%	26.59%
2018	$347.03	12,097	$4,197	1.26%	(13.29)%
2017	$400.24	11,809	$4,727	1.10%	12.32%
2016	$356.34	11,414	$4,068	1.29%	17.67%

EQ/Moderate Allocation, Class A
2020	$17.75	504	$9	2.29%	11.29%
2019	$15.95	504	$8	1.65%	15.50%
2018	$13.81	452	$6	1.51%	(4.76)%
2017	$14.50	442	$6	1.28%	11.03%
2016	$13.06	429	$5	0.92%	5.41%

EQ/Moderate Allocation, Class B
2020	$249.09	198,938	$47,556	2.29%	11.26%
2019	$223.88	188,150	$41,965	1.65%	15.53%
2018	$193.78	190,046	$36,827	1.51%	(4.77)%
2017	$203.48	205,511	$41,817	1.28%	11.05%
2016	$183.24	207,598	$38,040	0.92%	5.36%

EQ/Moderate Growth Strategy, Class IB
2020	$220.18	573,787	$126,327	1.97%	12.38%
2019	$195.92	570,179	$111,697	1.59%	17.98%
2018	$166.06	541,127	$89,849	1.27%	(5.13)%
2017	$175.04	495,849	$86,793	1.49%	11.80%
2016	$156.57	446,083	$69,844	0.97%	7.05%

EQ/Moderate-Plus Allocation, Class A
2020	$19.59	2,093	$41	2.63%	14.09%
2019	$17.17	2,204	$38	1.60%	19.99%
2018	$14.31	2,299	$33	1.59%	(6.84)%
2017	$15.36	3,851	$59	1.41%	14.88%
2016	$13.37	3,954	$53	0.91%	7.30%

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation, Class B
2020	$298.33	398,213	$112,967	2.63%	14.10%
2019	$261.46	372,623	$97,224	1.60%	19.99%
2018	$217.90	382,902	$83,434	1.59%	(6.84)%
2017	$233.89	397,686	$93,013	1.41%	14.89%
2016	$203.57	408,709	$83,200	0.91%	7.27%

EQ/Money Market, Class IA
2020	$11.82	79,403	$939	0.30%	0.17%
2019	$11.80	88,323	$1,042	1.44%	1.55%
2018	$11.62	53,119	$617	1.25%	1.31%
2017	$11.47	48,114	$552	0.40%	0.35%
2016	$11.43	73,501	$840	0.00%	0.00%

EQ/Money Market, Class IB
2020	$136.01	87,974	$11,135	0.30%	0.21%
2019	$135.73	165,377	$22,059	1.44%	1.52%
2018	$133.70	67,782	$9,063	1.25%	1.27%
2017	$132.02	79,521	$10,499	0.40%	0.40%
2016	$131.49	69,396	$9,125	0.00%	0.00%

EQ/Morgan Stanley Small Cap Growth, Class IB(k)
2020	$206.88	37,551	$6,263	0.00%	96.34%
2019(d)	$105.37	27	$3	0.00%	(0.07)%

EQ/PIMCO Global Real Return, Class IB
2020	$111.63	784	$88	0.00%	10.52%
2019(d)	$101.00	82	$8	0.00%	0.52%

EQ/PIMCO Real Return, Class IB
2020	$148.69	48,694	$7,204	1.43%	11.34%
2019	$133.54	45,804	$6,113	2.07%	8.39%
2018(c)	$123.20	43,112	$5,311	0.46%	0.40%

EQ/PIMCO Total Return, Class IB
2020	$153.30	123,183	$18,459	2.00%	8.63%
2019	$141.12	100,218	$14,133	2.19%	8.61%
2018(c)	$129.93	89,098	$11,575	0.69%	1.75%

EQ/PIMCO Ultra Short Bond, Class IA
2020	$15.16	452,761	$6,864	0.67%	1.13%
2019	$14.99	736,437	$11,042	2.35%	2.53%
2018	$14.62	74,532	$1,090	2.01%	0.97%
2017	$14.48	77,510	$1,122	1.29%	1.90%
2016	$14.21	79,158	$1,125	1.06%	1.94%

EQ/PIMCO Ultra Short Bond, Class IB
2020	$128.83	38,211	$4,883	0.67%	1.11%
2019	$127.42	33,940	$4,324	2.35%	2.56%
2018	$124.24	32,173	$3,997	2.01%	0.95%
2017	$123.07	30,180	$3,715	1.29%	1.90%
2016	$120.78	29,093	$3,514	1.06%	1.98%

EQ/Quality Bond PLUS, Class IA
2020	$13.01	1,288	$17	1.34%	6.03%
2019	$12.27	1,363	$17	1.62%	5.59%
2018	$11.62	1,418	$16	1.81%	0.17%
2017	$11.60	1,484	$17	1.28%	1.40%
2016	$11.44	1,529	$17	1.22%	1.15%

EQ/Quality Bond PLUS, Class IB
2020	$194.36	16,380	$3,183	1.34%	5.98%
2019	$183.40	15,029	$2,756	1.62%	5.63%
2018	$173.62	14,857	$2,581	1.81%	0.12%
2017	$173.41	13,415	$2,327	1.28%	1.39%
2016	$171.04	11,763	$2,012	1.22%	1.18%

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Small Company Index, Class IA
2020	$27.61	48,998	$1,353	1.11%	19.73%
2019	$23.06	49,674	$1,145	1.05%	25.26%
2018	$18.41	88,436	$1,628	0.99%	(11.32)%
2017	$20.76	94,638	$1,965	1.12%	14.00%
2016	$18.21	111,863	$2,037	1.21%	20.52%

EQ/Small Company Index, Class IB
2020	$498.40	32,433	$14,510	1.11%	19.73%
2019	$416.26	26,366	$10,847	1.05%	25.21%
2018	$332.45	22,953	$7,631	0.99%	(11.31)%
2017	$374.84	20,765	$7,784	1.12%	14.01%
2016	$328.79	16,891	$5,554	1.21%	20.53%

EQ/T. Rowe Price Growth Stock, Class IB
2020	$61.12	75,215	$32,885	0.00%	36.55%
2019	$44.76	54,354	$20,333	0.00%	31.11%
2018	$34.14	123,104	$15,762	0.00%	(1.61)%
2017	$34.70	117,652	$13,716	0.00%	33.36%
2016	$26.02	133,519	$9,340	0.00%	1.32%

EQ/T. Rowe Price Health Sciences, Class IB
2020	$146.47	6,000	$879	0.00%	27.11%
2019(d)	$115.23	181	$21	0.00%	9.76%

EQ/Wellington Energy, Class IB
2020	$45.98	53,344	$2,453	3.83%	(37.31)%
2019	$73.35	37,236	$2,731	1.05%	1.01%
2018(c)	$72.62	30,015	$2,180	0.11%	(31.47)%

Fidelity® VIP Asset Manager Portfolio, INITIAL CLASS
2020	$29.36	520	$15	1.44%	14.87%
2019	$25.56	608	$16	1.96%	18.22%
2018	$21.62	305	$7	1.41%	(5.34)%
2017	$22.84	389	$9	1.90%	14.14%
2016	$20.01	387	$8	1.54%	3.04%

Fidelity® VIP Growth & Income Portfolio, INITIAL CLASS
2020	$33.71	14,117	$476	2.03%	7.87%
2019	$31.25	15,869	$496	3.59%	30.05%
2018	$24.03	26,963	$648	0.23%	(8.98)%
2017	$26.40	33,208	$877	1.29%	16.87%
2016	$22.59	39,985	$903	1.78%	16.08%

Fidelity® VIP Growth & Income Portfolio, SERVICE CLASS 2
2020	$307.09	12,054	$3,125	2.03%	7.60%
2019	$285.41	8,439	$2,393	3.59%	29.68%
2018	$220.09	7,087	$1,560	0.23%	(9.19)%
2017	$242.37	6,322	$1,532	1.29%	16.61%
2016	$207.84	4,558	$948	1.78%	15.81%

Fidelity® VIP Mid Cap Portfolio, SERVICE CLASS 2
2020	$273.83	31,185	$8,092	0.41%	17.87%
2019	$232.32	25,889	$5,969	0.72%	23.17%
2018	$188.62	21,352	$4,027	0.42%	(14.77)%
2017	$221.31	17,730	$3,924	0.53%	20.54%
2016	$183.60	13,320	$2,446	0.35%	11.92%

Franklin Income VIP Fund, Class 2
2020	$19.19	17,297	$332	5.86%	0.68%
2019	$19.06	17,327	$330	5.35%	16.08%
2018	$16.42	17,391	$286	4.75%	(4.31)%
2017	$17.16	21,594	$371	4.05%	9.65%
2016	$15.65	25,091	$393	4.94%	13.98%

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Franklin Mutual Shares VIP Fund, Class 2
2020	$202.41	4,712	$954	2.99%	(5.04)%
2019	$213.16	3,914	$834	1.86%	22.57%
2018	$173.91	3,531	$614	2.46%	(9.07)%
2017	$191.25	3,170	$606	2.43%	8.35%
2016	$176.51	2,090	$369	1.95%	16.06%

Franklin Small Cap Value VIP Fund, Class 2
2020	$257.58	10,418	$2,436	1.48%	5.19%
2019	$244.88	7,658	$1,865	1.04%	26.35%
2018	$193.81	6,159	$1,194	0.88%	(12.87)%
2017	$222.45	4,865	$1,082	0.50%	10.65%
2016	$201.04	3,657	$735	0.75%	30.18%

Invesco V.I. Diversified Dividend Fund, SERIES I
2020	$16.82	849	$14	3.16%	0.12%
2019	$16.80	863	$14	0.60%	25.09%
2018	$13.43	176,817	$2,375	2.40%	(7.57)%
2017	$14.53	180,509	$2,623	1.57%	8.59%
2016	$13.38	213,603	$2,859	1.29%	14.75%

Invesco V.I. Global Core Equity Fund, SERIES I
2020	$23.70	62	$1	1.28%	13.23%
2019	$20.93	76	$2	1.42%	25.18%
2018	$16.72	91	$2	1.06%	(15.30)%
2017	$19.74	111	$2	1.14%	22.84%
2016	$16.07	132	$2	1.04%	6.85%

Invesco V.I. Health Care Fund, SERIES I
2020	$48.92	1,334	$65	0.32%	14.46%
2019	$42.74	1,354	$58	0.04%	32.49%
2018	$32.26	1,371	$44	0.00%	0.91%
2017	$31.97	2,137	$68	0.36%	15.83%
2016	$27.60	2,465	$68	0.00%	(11.45)%

Invesco V.I. Mid Cap Core Equity Fund, SERIES II
2020	$217.61	6,335	$1,379	0.51%	8.94%
2019	$199.75	6,058	$1,210	0.22%	25.04%
2018	$159.75	5,719	$914	0.11%	(11.60)%
2017	$180.71	5,582	$1,009	0.31%	14.65%
2016	$157.62	3,319	$523	0.00%	13.16%

Invesco V.I. Small Cap Equity Fund, SERIES II
2020	$280.70	6,163	$1,730	0.03%	26.86%
2019	$221.26	5,720	$1,266	0.00%	26.33%
2018	$175.15	4,753	$833	0.00%	(15.27)%
2017	$206.72	3,942	$815	0.00%	13.73%
2016	$181.77	3,214	$584	0.00%	11.84%

Invesco V.I. Technology Fund, SERIES I
2020	$61.33	1,036	$64	0.00%	46.13%
2019	$41.97	1,050	$44	0.00%	35.87%
2018	$30.89	1,053	$33	0.00%	(0.45)%
2017	$31.03	1,900	$59	0.00%	35.15%
2016	$22.96	1,930	$44	0.00%	(0.78)%

IVY VIP High Income , Class II
2020	$141.08	90,308	$12,512	7.01%	6.03%
2019	$133.06	77,636	$10,310	6.27%	11.19%
2018	$119.67	60,900	$7,287	6.05%	(2.11)%
2017	$122.25	44,753	$5,471	5.19%	6.68%
2016	$114.60	31,671	$3,629	6.33%	16.19%

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

IVY VIP Small Cap Growth, Class II
2020	$326.79	14,722	$4,583	0.00%	37.67%
2019	$237.38	13,002	$3,081	0.00%	23.37%
2018	$192.42	10,841	$2,086	0.37%	(4.11)%
2017	$200.67	9,177	$1,841	0.00%	23.12%
2016	$162.99	8,325	$1,357	0.00%	2.91%

Janus Henderson Enterprise Portfolio, Institutional Shares
2020	$36.14	169,162	$6,113	0.07%	19.47%
2019	$30.25	139,352	$4,215	0.20%	35.47%
2018	$22.33	22,727	$508	0.24%	(0.40)%
2017	$22.42	22,992	$516	0.25%	27.39%
2016	$17.60	24,579	$433	0.15%	12.39%

Janus Henderson Forty Portfolio, Institutional Shares
2020	$54.29	48,358	$2,625	0.27%	39.42%
2019	$38.94	49,405	$1,924	0.15%	37.16%
2018	$28.39	50,833	$1,443	0.00%	1.98%
2017	$27.84	64,913	$1,807	0.00%	30.34%
2016	$21.36	91,036	$1,945	0.00%	2.15%

Janus Henderson Global Research Portfolio, Institutional Shares
2020	$23.08	651	$15	0.74%	20.08%
2019	$19.22	664	$13	1.01%	29.08%
2018	$14.89	677	$10	1.14%	(6.88)%
2017	$15.99	692	$11	0.86%	27.01%
2016	$12.59	27,830	$350	1.08%	2.03%

Janus Henderson Mid Cap Value Portfolio, Service Shares
2020	$37.34	53,570	$2,000	1.08%	(1.22)%
2019	$37.80	51,980	$1,965	1.30%	30.03%
2018	$29.07	67,242	$1,955	0.90%	(13.82)%
2017	$33.73	68,643	$2,315	0.69%	13.65%
2016	$29.68	90,371	$2,682	0.90%	18.77%

Janus Henderson Overseas Portfolio, Institutional Shares
2020	$27.59	8,153	$225	1.34%	16.32%
2019	$23.72	8,752	$208	1.91%	27.05%
2018	$18.67	7,942	$148	1.76%	(14.94)%
2017	$21.95	8,279	$182	1.68%	31.12%
2016	$16.74	7,534	$126	4.46%	(6.48)%

Lord Abbett Series Fund - Bond Debenture Portfolio, VC Shares
2020	$111.92	2,633	$295	9.54%	7.46%
2019(d)	$104.15	7	$1	6.61%	2.11%

MFS® Investors Trust Series, SERVICE CLASS
2020	$325.33	2,513	$818	0.43%	13.60%
2019	$286.39	2,469	$707	0.49%	31.25%
2018	$218.20	2,271	$495	0.46%	(5.71)%
2017	$231.41	1,990	$460	0.59%	23.02%
2016	$188.10	1,528	$287	0.59%	8.32%

MFS® Massachusetts Investors Growth Stock Portfolio, SERVICE CLASS
2020	$414.83	7,302	$3,029	0.24%	22.20%
2019	$339.48	5,850	$1,986	0.35%	39.59%
2018	$243.20	3,603	$876	0.39%	0.57%
2017	$241.81	2,689	$650	0.43%	28.10%
2016	$188.77	1,670	$315	0.37%	5.84%

Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio, Class I
2020	$37.33	3,194	$119	4.53%	5.54%
2019	$35.37	3,163	$112	5.34%	14.24%
2018	$30.96	3,136	$97	5.54%	(6.94)%
2017	$33.27	3,641	$121	5.13%	9.69%
2016	$30.33	4,815	$146	5.46%	10.57%

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Multimanager Aggressive Equity, Class IB
2020	$367.70	27,208	$9,395	0.00%	38.82%
2019	$264.88	22,808	$6,036	0.85%	33.35%
2018	$198.63	20,289	$4,030	0.14%	(0.21)%
2017	$199.05	18,540	$3,690	0.16%	30.35%
2016	$152.70	22,781	$3,479	0.59%	3.43%

Multimanager Core Bond, Class IA
2020	$16.60	578,112	$9,598	1.91%	6.27%
2019	$15.62	532,561	$8,320	2.11%	7.35%
2018	$14.55	644,567	$9,378	2.71%	(0.41)%
2017	$14.61	658,846	$9,624	2.08%	3.03%
2016	$14.18	645,974	$9,162	2.10%	2.60%

Multimanager Core Bond, Class IB
2020	$209.71	25,356	$5,317	1.91%	6.26%
2019	$197.36	24,244	$4,785	2.11%	7.38%
2018	$183.79	23,869	$4,387	2.71%	(0.40)%
2017	$184.52	22,125	$4,083	2.08%	3.00%
2016	$179.14	20,539	$3,679	2.10%	2.64%

Multimanager Technology, Class IB
2020	$1,242.78	30,036	$25,712	0.13%	53.27%
2019	$810.86	18,210	$14,558	0.16%	37.87%
2018	$588.13	16,155	$9,501	0.17%	2.29%
2017	$574.94	13,601	$7,819	0.00%	39.12%
2016	$413.27	12,178	$5,033	0.01%	8.94%

PIMCO CommodityRealReturn® Strategy Portfolio, ADVISOR CLASS
2020	$70.51	38,679	$2,748	6.12%	1.23%
2019	$69.65	34,923	$2,433	4.34%	11.35%
2018	$62.55	31,388	$1,964	1.96%	(14.21)%
2017	$72.91	25,114	$1,832	10.85%	2.06%
2016	$71.44	16,680	$1,193	1.04%	14.87%

T. Rowe Price Equity Income Portfolio, Class II
2020	$241.66	17,887	$3,936	2.17%	0.96%
2019	$239.36	13,320	$3,188	2.14%	26.04%
2018	$189.91	10,296	$1,955	1.93%	(9.69)%
2017	$210.29	7,071	$1,487	1.60%	15.73%
2016	$181.71	5,531	$1,005	2.16%	18.86%

Target 2025 Allocation, Class B
2020	$146.87	6,149	$903	1.97%	12.27%
2019	$130.82	6,182	$809	3.35%	19.38%
2018	$109.58	2,016	$221	1.82%	(6.15)%
2017	$116.76	1,579	$184	1.70%	15.42%
2016	$101.16	1,270	$128	2.66%	7.41%

Target 2035 Allocation, Class B
2020	$154.12	12,119	$1,868	1.76%	13.67%
2019	$135.58	10,756	$1,458	2.03%	22.33%
2018	$110.83	4,925	$546	2.34%	(7.17)%
2017	$119.39	2,177	$260	2.35%	17.76%
2016	$101.38	455	$46	2.72%	8.02%

Target 2045 Allocation, Class B
2020	$158.45	11,548	$1,830	1.69%	14.09%
2019	$138.88	9,953	$1,382	1.80%	24.34%
2018	$111.69	7,320	$818	1.93%	(7.98)%
2017	$121.38	4,499	$546	2.39%	19.69%
2016	$101.41	504	$51	3.89%	8.68%

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Target 2055 Allocation, Class B
2020	$166.25	18,532	$3,081	1.68%	14.92%
2019	$144.67	15,070	$2,180	1.76%	26.79%
2018	$114.10	8,767	$1,000	2.31%	(8.79)%
2017	$125.09	2,272	$284	2.55%	21.79%
2016	$102.71	390	$40	3.96%	9.51%

Templeton Developing Markets VIP Fund, Class 2
2020	$162.77	24,105	$3,887	4.08%	17.19%
2019	$138.90	21,387	$2,968	0.99%	26.70%
2018	$109.63	18,674	$2,047	0.84%	(15.80)%
2017	$130.20	15,987	$2,082	0.93%	40.41%
2016	$92.73	11,908	$1,104	0.87%	17.44%

Templeton Global Bond VIP Fund, Class 2
2020	$122.77	79,160	$9,647	8.31%	(5.28)%
2019	$129.62	68,853	$8,916	6.95%	2.01%
2018	$127.06	59,387	$7,546	0.00%	1.94%
2017	$124.64	50,567	$6,303	0.00%	1.92%
2016	$122.29	43,497	$5,319	0.00%	2.94%

Templeton Growth VIP Fund, Class 2
2020	$188.35	5,573	$1,050	3.03%	5.80%
2019	$178.02	5,469	$974	2.74%	15.15%
2018	$154.60	4,020	$621	1.97%	(14.85)%
2017	$181.56	3,450	$626	1.57%	18.50%
2016	$153.21	3,027	$464	2.01%	9.62%

VanEck VIP Emerging Markets Bond Fund, INITIAL CLASS
2020	$25.99	1,695	$44	7.35%	8.93%
2019	$23.86	1,682	$40	0.23%	12.60%
2018	$21.19	37,316	$791	7.65%	(6.11)%
2017	$22.57	39,540	$893	2.08%	12.23%
2016	$20.11	35,041	$705	0.00%	6.40%

VanEck VIP Emerging Markets Fund, INITIAL CLASS
2020	$39.51	557	$22	2.07%	17.28%
2019	$33.69	561	$19	0.16%	30.58%
2018	$25.80	55,675	$1,437	0.29%	(23.49)%
2017	$33.72	57,455	$1,938	0.39%	51.01%
2016	$22.33	52,890	$1,181	0.46%	0.13%

VanEck VIP Global Hard Assets Fund, Class S
2020	$79.25	41,231	$3,267	0.79%	18.82%
2019	$66.70	38,011	$2,535	0.00%	11.56%
2018	$59.79	32,687	$1,955	0.00%	(28.42)%
2017	$83.53	28,104	$2,348	0.00%	(1.97)%
2016	$85.21	24,703	$2,105	0.38%	43.40%

VanEck VIP Global Hard Assets Fund, INITIAL CLASS
2020	$36.42	26,435	$963	0.79%	19.10%
2019	$30.58	24,389	$746	0.00%	11.89%
2018	$27.33	15,270	$417	0.00%	(28.29)%
2017	$38.11	16,480	$628	0.00%	(1.70)%
2016	$38.77	21,916	$850	0.38%	43.75%

(a)	Units were made available on May 20, 2016.
(b)	Units were made available on May 19, 2017.
(c)	Units were made available on October 22, 2018.
(d)	Units were made available on July 15, 2019.
(e)	EQ/Capital Group Research replaced EQ/UBS Growth and Income due to a merger on June 5, 2020.
(f)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 5, 2020.
(g)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 5, 2020.
(h)	Units were made available on June 5, 2020.
(i)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2020

8.	Financial Highlights (Concluded)

(j)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.
(k)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
+	Variable Investment Options where Accumulation Unit Values are less than $500 are denoted by a —.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	COVID-19 Impact

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Equitable Financial’s business. As of December 31 2020, COVID-19 related impacts to Equitable Financial, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic. Management will continue to monitor developments, and their impact on the fair value of the Portfolios in which the Variable Investment Options invest.

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2020 through April 19, 2021, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A.	The following Portfolios will be involved in planned reorganizations (each, a “Reorganization Plan”, and collectively, the “Reorganizations Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place on or about June 18, 2021. The Reorganization Plans provide for the reorganizations of certain Portfolios, where all the net assets of certain Portfolios (each, a “Proposed Acquired Portfolio”, and collectively, the “Proposed Acquired Portfolios”) will be transferred to the corresponding Portfolios (each, a “Proposed Acquiring Portfolio”, and collectively, the “Proposed Acquiring Portfolios”). Correspondingly, the Variable Investment Options that invested in the Proposed Acquired Portfolios will be replaced with the Variable Investment Options that invest in the Proposed Acquiring Portfolio.

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
1290 VT Energy	1290 VT Natural Resources
EQ/Global Bond PLUS	EQ/Core Plus Bond

B.	The following Portfolios will be involved in planned reorganizations (each, a “Reorganization”, and collectively, the “Reorganizations”). The Reorganizations do not require shareholder approval, but are subject to the satisfaction of certain conditions. If the closing conditions are satisfied, the Reorganization of EQ/Core Plus Bond is expected to take place on or about April 12, 2021, and the other Reorganizations are expected to take place on or about April 30, 2021. The Reorganizations provide for the reorganizations of certain Portfolios of VIP (each, an “Acquired Portfolio”, and collectively, the “Acquired Portfolios”) into newly- created identical portfolios of EQAT (each, an “Acquiring Portfolio”, and collectively, the “Acquiring Portfolios”). Correspondingly, the Variable Investment Options that invested in the Acquired Portfolios will be replaced with the Variable Investment Options that invest in the Acquiring Portfolios.

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Concluded)

December 31, 2020

10.	Subsequent Events (Concluded)

Acquired Portfolio	Acquiring Portfolio
EQ/Aggressive Allocation	EQ/Aggressive Allocation
EQ/Conservative Allocation	EQ/Conservative Allocation
EQ/Conservative-Plus Allocation	EQ/Conservative-Plus Allocation
EQ/Core Plus Bond	EQ/Core Plus Bond
EQ/Moderate Allocation	EQ/Moderate Allocation
EQ/Moderate-Plus Allocation	EQ/Moderate-Plus Allocation
Target 2025 Allocation	Target 2025 Allocation
Target 2035 Allocation	Target 2035 Allocation
Target 2045 Allocation	Target 2045 Allocation
Target 2055 Allocation	Target 2055 Allocation

FSA-124

FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Auditor

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company of America

We have audited the accompanying statutory financial statements of Equitable Financial Life Insurance Company of America, which comprise the balance sheets — statutory basis as of December 31, 2020 and 2019, and the related statements of operations — statutory basis and changes in capital and surplus — statutory basis, and of cash flows — statutory basis for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Arizona Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and December 31, 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance described in Note 2.

PricewaterhouseCoopers LLP

New York, New York

April 9, 2021

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

BALANCE SHEETS — STATUTORY BASIS

DECEMBER 31, 2020 AND 2019

	2020	2019
	(in millions)
ADMITTED ASSETS:
Cash and invested assets:
Cash, cash equivalents and short-term investments	$141.1	$88.1
Fixed maturities	1,754.7	1,353.2
Common stocks	65.7	58.9
Mortgage loans	17.0	17.0
Policy loans	112.1	88.5
Derivatives and other invested assets	22.4	29.2

Total invested assets	2,113.0	1,634.9
Investment income due and accrued	17.4	13.8
Net deferred tax asset	19.0	16.6
Other assets	42.8	91.0
Separate Accounts assets	3,062.1	2,704.2

Total assets	$5,254.3	$4,460.5

LIABILITIES AND CAPITAL AND SURPLUS:		.
Liabilities:
Policy reserves and deposit type-funds	$1,921.1	$1,619.8
Policy and contract claims	20.8	13.9
Transfer to (from) Separate Accounts due and accrued	(244.2)	(223.4)
Asset valuation reserve	24.8	21.1
Amounts withheld by company as agent	3.3	14.7
Other liabilities	54.4	62.7
Separate Accounts liabilities	3,041.6	2,685.1

Total liabilities	4,821.8	4,193.9

Commitments and contingencies (Note 10)

Capital and surplus:
Common stock, $1.00 per share par value, 5,000,000 shares authorized, 2,500,000 million shares issued and outstanding	2.5	2.5
Paid-in surplus	749.0	548.6
Unassigned surplus (deficit)	(319.0)	(284.5)

Total capital and surplus	432.5	266.6

Total liabilities and capital and surplus	$5,254.3	$4,460.5

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	2020	2019	2018
	(in millions)
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations	$653.3	$633.5	$591.4
Net investment income	68.3	55.7	49.2
Commission and expense allowance on reinsurance ceded	20.2	18.9	25.1
Income from fees associated with Separate Accounts	47.2	48.9	49.1
Other income	4.1	3.2	1.9

Total premiums and other revenues	793.1	760.2	716.7

BENEFITS AND EXPENSES:
Policyholder benefits	228.0	192.2	127.8
Increase (decrease) in reserves	300.5	296.8	282.2
Separate Accounts’ modified coinsurance reinsurance	96.8	110.2	110.6
Commissions	116.0	119.5	118.0
Operating expenses	150.3	159.0	147.8
Transfer to or (from) Separate Accounts, net	(6.3)	(3.7)	12.5

Total benefits and expenses	885.3	874.0	798.9

Net gain (loss) from operations before federal income taxes (“FIT”)	(92.2)	(113.8)	(82.2)
FIT expense (benefit) incurred (excluding tax on capital gains)	(46.2)	(19.1)	7.6

Net gain (loss) from operations	(46.0)	(94.7)	(89.8)
Net realized capital gains (losses), net of tax	26.0	64.9	1.0

Net income (loss)	$(20.0)	$(29.8)	$(88.8)

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	Common Stock	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
	(in millions)
Balances as of January 1, 2018	$2.5	$393.2	$(108.7)	$287.0
Net income (loss)	—	—	(88.8)	(88.8)
Change in net unrealized capital gains (losses), net of tax	—	—	(28.1)	(28.1)
Change in asset valuation reserve	—	—	(0.9)	(0.9)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	4.8	4.8
Changes in surplus as a result of reinsurance	—	—	(19.8)	(19.8)
Other changes to surplus	—	—	(1.8)	(1.8)
Paid in surplus	—	70.0	—	70.0
Prior year correction	—	—	—	—

Balances as of December 31, 2018	$2.5	$463.2	$(243.3)	$222.4

Balances as of January 1, 2019	$2.5	$463.2	$(243.3)	$222.4
Net income (loss)	—	—	(29.8)	(29.8)
Change in net unrealized capital gains (losses), net of tax	—	—	15.7	15.7
Change in asset valuation reserve	—	—	(5.3)	(5.3)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	3.5	3.5
Changes in surplus as a result of reinsurance	—	—	(13.7)	(13.7)
Other changes to surplus	—	—	0.7	0.7
Paid in surplus	—	85.4	—	85.4
Prior year correction	—	—	(12.3)	(12.3)

Balances as of December 31, 2019	$2.5	$548.6	$(284.5)	$266.6

Balances as of January 1, 2020	$2.5	$548.6	$(284.5)	$266.6
Net income (loss)	—	—	(20.0)	(20.0)
Change in net unrealized capital gains (losses), net of tax	—	—	0.6	0.6
Change in asset valuation reserve	—	—	(3.7)	(3.7)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	3.9	3.9
Changes in surplus as a result of reinsurance	—	—	(14.9)	(14.9)
Other changes to surplus	—	—	(0.4)	(0.4)
Paid-in surplus	—	200.4	—	200.4
Prior year correction	—	—	—	—

Balances as of December 31, 2020	$2.5	$749.0	$(319.0)	$432.5

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CASH FLOWS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	2020	2019	2018
	(in millions)
Cash from operations:
Premiums and other considerations	$653.9	$635.1	$593.9
Net investment income	66.0	54.2	47.6
Other income	55.4	56.7	56.7
Policyholder benefits	(222.1)	(201.4)	(119.5)
Net transfer (to) from Separate Accounts	(14.5)	(26.6)	(19.9)
Commissions, expenses, other deductions	(363.3)	(384.5)	(376.6)
Federal income taxes (paid) recovered	0.8	0.8	—

Net cash from (used in) operations	176.2	134.3	182.2

Cash from investing activities:
Proceeds from investments sold, matured or repaid:
Fixed maturities	114.6	65.0	284.8
Common Stocks	—	1.8	—
Derivatives and other miscellaneous proceeds	38.8	88.6	44.9

Total investment proceeds	153.4	155.4	329.7
Cost of investments acquired:
Fixed maturities	(519.8)	(350.1)	(339.1)
Common stocks	—	—	(2.0)
Change in policy loans	(23.4)	21.6	(53.0)
Derivatives and other miscellaneous payments	(3.9)	(2.0)	(9.7)

Total investments acquired	(547.1)	(330.5)	(403.8)

Net cash provided by (used in) investing activities	(393.7)	(175.1)	(74.1)

Cash from (used in) financing activities and miscellaneous sources:
Capital and paid in surplus	285.0	70.0	—
Amounts withheld or retained by company as agent	(11.4)	3.1	(81.9)
Other cash provided (applied)	(3.1)	7.0	(15.1)

Net cash from (used in) financing activities and miscellaneous sources	270.5	80.1	(97.0)

Net change in cash, cash equivalents, and short-term investments	53.0	39.3	11.1
Cash, cash equivalents and short-term investments, beginning of year	88.1	48.8	37.7

Cash, cash equivalents and short-term investments, end of year	$141.1	$88.1	$48.8

See Notes to Financial Statements — Statutory Basis.

Equitable Financial Life Insurance Company of America

Notes to Financial Statements — Statutory Basis

1)	ORGANIZATION AND DESCRIPTION OF BUSINESS

EFLOA is an Arizona stock life insurance company whose primary business is to provide life insurance, annuity and group employee benefit products to both individuals and businesses. The Company is a wholly owned subsidiary of EFS a downstream holding company of Equitable Holdings, Inc., and collectively with its consolidated subsidiaries referred to herein as “Holdings”. The Company is an indirect, wholly-owned subsidiary of Holdings. In May 2018, Holdings completed the initial public offering (“Holdings IPO”) in which AXA sold shares of Holdings common stock to the public. Following the Holdings IPO, AXA has continued to divest of its ownership in Holdings and as of December 31, 2020 holds less than 10% of the shares of common stock of Holdings.

In 2013, the Company entered into a reinsurance agreement (“Reinsurance Agreement”) with Protective Life Insurance Company (“Protective”) to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business. For additional information on the Reinsurance Agreements see Note 12.

2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Use of Estimates in Preparation of the Financial Statements

The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results could differ from those estimates.

Some of the significant estimates include those used in determining measurement of an impairment; valuation of investments, including derivatives (in the absence of quoted market values) and the recognition of other than temporary impairments; aggregate reserves; claim liabilities; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters, if applicable.

Significant Accounting Policies

The accompanying financial statements of EFLOA have been prepared in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance (“SAP”).

The Arizona Department of Insurance recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company in order to determine its solvency under the Arizona State Insurance Laws. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Arizona. NAIC SAP is comprised of the Preamble, the Statements of Statutory Accounting Principles (“SSAP”), and Appendices.

Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles are reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. During 2020, 2019 and 2018, there were no new accounting changes that had a material effect on the Company’s financial statements.

Correction of error

During the fourth quarter of 2019, the Company’s management identified an error in the calculation of universal life no lapse guarantee reserves. As a result of this error, and in accordance with SSAP #3, the Company reported a correction to decrease opening surplus before consideration of taxes by $12.3 million within Statement of Changes in Capital and Surplus. The tax impact from this error was a current and deferred tax benefit of $3.9 million. The Company’s management does not believe this correction to be material to the Company’s results of operations, financial position, or cash flow for any of the Company’s previously filed annual statements.

New Accounting Pronouncement

Principal Based Reserving (“PBR”) is a new method of calculating life insurance reserves for term and universal life with secondary guarantees. Adoption of the PBR was optional until January 1, 2020, when it is effective and only applies to new business sold after the Company adopts the methodology. The Company elected to adopt PBR in 2018 for new products issued starting January 1, 2018. Reserves for the indexed universal life products introduced in 2018 and later and variable universal life products introduced in 2019 and later are principle-based reserves (“PBR”) computed in accordance with NAIC VM-20.

As of January 1, 2020, the Company implemented the use of PBR for its variable annuity reserves in accordance with NAIC VM-21. As a result of implementation, the Company recorded a $0 net charge through surplus as change in valuation basis, as this block of business is entirely ceded to Protective. Prior to implementation, the Company followed Actuarial Guideline 43 CARVM for variable annuities (AG 43).

Difference between Generally Accepted Accounting Principles (“GAAP”) and SAP

The differences between statutory surplus and capital stock determined in accordance with SAP and total shareholder’s equity under GAAP are primarily:

(a)	the inclusion in SAP of an Asset Valuation Reserve (“AVR”);

(b)	policy reserves and deposit life funds under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;

(c)	certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods;

(d)

under SAP, Federal income taxes are provided on the basis of amounts currently payable and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on earnings. Further, deferred tax assets are reflected to the extent the probability of realization is more likely than not and admissibility of deferred tax assets that are considered realizable is limited while under GAAP, current and deferred Federal income taxes are reported in both income and comprehensive income and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Deferred tax assets are subject to a similar realization assessment under GAAP;

(e)

the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral under SAP of interest-related realized capital gains and losses on fixed income investments through the Interest Maintenance Reserve (“IMR”) intended to stabilize surplus from fluctuations in the value of the investment portfolio;

(f)

the valuation of the investment in AllianceBernstein L.P. (“AllianceBernstein”) under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP;

(g)	certain assets, primarily prepaid assets, certain deferred taxes and computer software development costs, are not admissible under SAP but are admissible under GAAP;

(h)	the fair valuing of all acquired assets and liabilities including VOBA and intangible assets required for GAAP purchase accounting is not recognized in SAP;

(i)

reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset;

(j)

under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and

(k)	derivatives unrealized gains and losses recognized in surplus under SAP but in income under GAAP.

The effects of the differences between GAAP and SAP on the accompanying statutory financial statements are presumed to be material.

Other Accounting Policies

Recognition of Premium and Related Expenses

Premiums, considerations and purchase payments are generally recognized as income when due. Payments on deposit-type contracts are recorded to the policy reserve. Policy acquisition costs incurred in connection with the acquiring of new business, such as commissions, underwriting, agency and policy issuance expenses, are charged to operations as incurred.

Reinsurance Ceded

Policy and contract liabilities ceded to reinsurers under coinsurance agreements have been reported as reductions of the related reserves. Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to earnings. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability for unauthorized reinsurers are credited or charged to surplus. Any increase in surplus net of tax resulting from a new reinsurance agreement is recognized as a direct credit to surplus. Recognition of the surplus increase as income is amortized net of tax as earnings emerge from the business reinsured, with no additional impact to surplus. Losses from new reinsurance treaties are expensed immediately.

Valuation of Investments

Fixed maturities, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. On June 11, 2018, the NAIC Valuation of Securities Task Force (“VOS”) adopted a more granular NAIC Designation Category framework. The new NAIC Designation Category applies wherever an NAIC Designation is reported and produced by the SVO. The more granular delineations of credit risk are called an NAIC Designation Category, a combination of the NAIC Designation and NAIC Designation Modifier, and are distributed as follows, 20 in total: 7 for the NAIC 1 Designation grade indicated by the letters A through G; 3 delineations for each of the NAIC Designation grades NAIC 2, NAIC 3, NAIC 4 and NAIC 5 indicated by the letters A, B and C, and 1 delineation for NAIC Designation grade NAIC 6 with no NAIC Designation Modifier. Bonds rated in the top five NAIC Designations are generally valued at amortized cost while bonds rated at the lowest NAIC Designation is valued at lower of amortized cost or fair market value. The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased. For other than temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss.

Mortgage backed and assets backed bonds are amortized using the effective interest method including anticipated prepayments from the date of purchase; significant changes in the estimated cash flows from original purchase assumptions are accounted for using the retrospective method. Mortgage backed and asset backed bonds carrying values are adjusted for impairment deemed to be other than temporary through write-downs recorded as realized capital losses.

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominantly used to value securities except issues in default.

Publicly traded unaffiliated common stocks are stated at market value; common stocks not publicly traded are stated at fair value. Common stock values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

Preferred stocks are included with fixed maturities. They are stated principally at amortized cost and are adjusted to regulatory mandated values through the establishment of a valuation allowance, and for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. The preferred stock investments include real estate investment trusts (“REIT”) nonredeemable and redeemable preferred stock. Preferred stock investments may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

Short-term investments are stated at cost or amortized cost, which approximates market value.

Cash and cash equivalents includes cash on hand, money market funds, amounts due from banks, highly liquid debt instruments purchased with a maturity of three months or less, and certificates of deposit with a maturity of one year or less.

Mortgage loans on real estate are stated at unpaid principal balances net of unamortized discounts or premiums, fees and valuation allowances. Valuation allowances are established for mortgage loans that are considered impaired by management and recorded based on the difference between collateral value less estimated sales costs and the amortized cost of the mortgage loan. A mortgage loan that is considered other than temporary impairment impaired by management is written down to collateral value less estimated sales costs with the write-down recorded as a realized capital loss. Mortgage loans for which foreclosure is probable are considered other than temporary impaired by management.

Policy loans are stated at unpaid principal balances.

Equity partnership investments are accounted for using the equity method. Changes in the equity value are recorded to unrealized capital gains and losses, unless partnership values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. As of December 31, 2020, the Company had no investment in equity partnerships.

Real estate acquired in satisfaction of debt is valued at the lower of unpaid principal balance or estimated fair value at the date of acquisition. Real estate held for investment is reviewed for impairment annually and whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Impaired real estate is written down to fair value with the impairment loss being included in net realized capital losses. Real estate which management has committed to disposing of by sale or abandonment is carried at the lower of estimated fair value less disposition costs or depreciated cost. Real estate held for sale is reviewed quarterly with the shortfall recorded as impairment with a corresponding charge to net realized capital losses. As of December 31, 2020, the Company has no real estate.

Real estate joint ventures are reported principally on the equity method of accounting. The results of real estate joint ventures are adjusted for depreciation, write-downs and valuation allowances. As of December 31, 2020, the Company has no real estate joint ventures.

Depreciation of directly owned real estate and real estate owned by joint ventures is computed using the straight line method, generally ranging from 40 to 50 years. As of December 31, 2020, the Company has no real estate.

All insurance subsidiaries are reported at their respective statutory net equity values. Currently, the only affiliate investment the Company has is AllianceBernstein L.P. (“AllianceBernstein”). The reporting valuation bases for all other subsidiaries (excluding AllianceBernstein) are reported principally on the equity method of accounting. The Company adopted the market valuation method as the reporting valuation basis for its ownership of AllianceBernstein units in order to conform to the provisions of NAIC SAP. The Company petitioned and received from the Securities Valuation Office (SVO) a valuation of its AllianceBernstein units.

Derivatives are used for asset/liability risk management. If the hedging relationship is effective, the derivative is accounted for in the same manner as the hedged item. If the derivative is not in an effective hedging relationship, the derivative is marked to fair value by recording an unrealized gain or loss (see Note 6 for additional information).

In addition, EFLOA has executed various collateral arrangements with counterparties regarding over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies, or, for some counterparties, investment-grade corporate bonds.

Realized Investment Gains (Losses) and Unrealized Capital Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of net income. The change in unrealized capital gains (losses) is presented as a component of change in surplus.

The AVR and IMR are required under SAP. The AVR for the General Account and Separate Accounts for which EFLOA bears the investment risk is determined by a specified formula and provides for possible future investment losses through charges to capital and surplus. The AVR requires reserves for bonds, preferred stocks, common stocks, mortgage loans on real estate, real estate, and other investments. The IMR captures, for all types of fixed income investments, the realized investment gains and losses which result from changes in the overall level of interest rates. These deferred investment gains or losses are amortized into income over the remaining term to maturity of the investments sold.

Fair Value of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company determines fair value based upon quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

Separate Accounts

Separate Accounts’ assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contract holders. Approximately 85 percent of these assets consist of securities reported at market value and 15 percent consist of fixed maturity securities carried at amortized cost in book value Separate Accounts. Premiums, benefits and expenses of the Separate Accounts are included in the Company’s Statements of Operations —Statutory Basis.

Under the Protective Reinsurance Agreement, Separate Accounts products subject to the Agreement are ceded on a modified coinsurance (“MODCO”) basis, with Separate Accounts’ assets and liabilities remaining with EFLOA. The Separate Accounts net gains from operations and fees associated with these Separate Accounts contracts (recorded to “Other income”) and the Net transfers to or (from) Separate Accounts are ceded to Protective, and included in the “Separate Accounts’ modified coinsurance reinsurance” line in the Statements of Operations — Statutory Basis.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (certain deferred taxes, prepaid expenses, furniture and equipment, leasehold improvements, accrued interest on certain investments, intangible asset, and non-operating system software expenses) are excluded from assets and statutory surplus. The Company had $59.2 million and $64.8 million of non-admitted assets as of December 31, 2020 and 2019, respectively.

Policy and Contract Claims

Policy and contract claim expenses are reported in the period when the Company determines they are incurred. The claim liability would include an estimate for claims incurred but not reported.

Aggregate Reserves

Aggregate reserves for insurance and annuity policies are generally computed under the Commissioners’ Reserve Valuation Method and Commissioners’ Annuity Reserve Valuation Method, respectively, or otherwise under the net level premium method or comparable method, and are subject to reserve adequacy testing. Reserves for the indexed universal life products introduced in 2018 and later and variable universal life products introduced in 2019 and later are principle-based reserves (“PBR”) computed in accordance with NAIC VM-20.

Benefit reserves are computed using statutory mortality and interest requirements and are generally determined without consideration of future withdrawals. Interest rates used in establishing such reserves range from 3.5% to 6.0% for life insurance reserves.

Federal Income Taxes

The Company has a tax sharing agreement with Holdings and is included in a consolidated federal income tax return together with Holdings and other affiliates. In accordance with the tax sharing agreement, tax expense is based on a separate company computation. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis. For more information see Note 7.

3)	INVESTMENTS

Fixed Maturities and Common Stock

The following tables provide additional information relating to fixed maturities and common stock held:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2020
Fixed Maturities:
U.S. Government	$11.2	$0.9	$—	$12.1
States, Territories & Possessions	17.2	2.6	—	19.8
Special Revenue and Special Assess. Obligations	3.8	0.4	—	4.2
Political Subdivisions of States and Territories	5.6	0.3	—	5.9
Industrial and Miscellaneous (Unaffiliated)	1,694.0	207.1	1.8	1,899.3
Preferred Stocks	22.9	2.5	—	25.4

Total Fixed Maturities	$1,754.7	$213.8	$1.8	$1,966.7

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2

Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$11.2	$0.4	$—	$11.6
States, Territories & Possessions	15.3	0.7	—	16.0
Special Revenue and Special Assess. Obligations	4.0	0.1	—	4.1
Political Subdivisions of States and Territories	6.6	0.1	0.2	6.5
Industrial and Miscellaneous (Unaffiliated)	1,313.8	82.0	1.0	1,394.8
Preferred Stocks	2.3	—	—	2.3

Total Fixed Maturities	$1,353.2	$83.3	$1.2	$1,435.3

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2

Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

Proceeds from sales of investments in fixed maturities and common stocks during 2020, 2019 and 2018 were $99.8 million, $56.4 million and $264.7 million, respectively. Gross gains of $2.5 million in 2020, $0.6 million in 2019 and $0.7 million in 2018 and gross losses of $4.2 million in 2020, $1.3 million in 2019 and $8.2 million in 2018, respectively were realized on these sales.

The carrying value and estimated fair value of fixed maturities at December 31, 2020, by contractual maturity are as follows:

	Carrying Value	Estimated Fair Value
	(in millions)
Due in one year or less	$2.0	$2.0
Due after one year through five years	232.4	254.9
Due after five years through ten years	817.7	913.4
Due after ten years	679.7	771.0
Mortgage-backed securities	—	—
Hybrid and other securities	22.9	25.4

Total Fixed maturities	$1,754.7	$1,966.7

Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews the Company’s securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

The following table discloses fixed maturities (12 issues and 21 issues, respectively), that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2020 and 2019, respectively (in millions):

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
(in millions)
December 31, 2020
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	—	—	—	—	—	—
Industrial and Miscellaneous (Unaffiliated)	51.4	1.2	2.6	0.6	54.0	1.8
Preferred Stocks	—	—	—	—	—	—

Total Fixed Maturities	$51.4	$1.2	$2.6	$0.6	$54.0	$1.8

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	3.4	0.2	—	—	3.4	0.2
Industrial and Miscellaneous (Unaffiliated)	40.8	0.8	8.5	0.2	49.3	1.0
Preferred Stocks	—	—	—	—	—	—

Total Fixed Maturities	$44.2	$1.0	$8.5	$0.2	$52.7	$1.2

All contractual payments remain current and the Company has the ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. There were no other than temporary impairments of fixed maturities in 2020 or 2019, respectively.

The Company’s fixed maturity investments are classified by the NAIC designation ratings from 1 to 6. Some securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2020, approximately $16.5 million or 0.9% of the $1,754.7 million of the Company’s fixed maturities was considered to be other than investment grade.

At December 31, 2020 and 2019, there were no carrying values of investments held for the production of income which were non-income producing, for the twelve months preceding the Statement of Assets date.

At December 31, 2020 and 2019, EFLOA, in accordance with various government and state regulations, had $7.4 million and $7.4 million of securities deposited with government or state agencies, respectively.

Subprime Exposure

Subprime residential mortgages are mortgage loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization (“FICO”) scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers’ income. Residential Mortgage Backed Securities (“RMBS”) are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. The Company has no direct or indirect exposure through investments in subprime mortgage loans.

The Company has no underwriting exposure to subprime mortgage risk through Mortgage Guaranty coverage, Financial Guaranty coverage, Directors & Officers liability, Errors and Omissions liability, and any other lines of insurance.

EFLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

Mortgage Loans

As of December 31, 2020 and 2019, the Company had two commercial mortgage loans with an outstanding balance of $17.0 million, There were no new mortgage loans issued in either year. All payments regarding these loans are current.

Loan-Backed Securities

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominantly used to value all securities except issues in default. The carrying value and fair value of the Company’s loan-backed securities as of December 31, 2020 was $7.3 million and $7.9 million, respectively. The carrying value and fair value of the Company’s loan-backed securities was $7.9 million and $8.3 million as of December 31, 2019, respectively.

There were no loan-backed securities with a recognized other than temporary impairment as of December 31, 2020 and December 2019.

There were no loan-backed securities with a recognized other than temporary impairment recorded for the year ended December 31, 2020 and December 31, 2019.

All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2020:

	Less than 12 Months	12 Months or Longer
(in millions)
The aggregate amount of unrealized losses	$—	$—
The aggregate related fair value of securities with unrealized losses	$—	$—

Repurchase Agreements, Real Estate and Low Income Housing Tax Credit (“LIHTC”)

The Company did not have any repurchase or reverse repurchase agreements during 2020.

The Company does not have any real estate.

The Company has no low income housing tax credits (“LIHTC”).

Restricted Assets (including Pledge) (in millions)

Detail of Assets Pledged as Collateral Not Captured in Other Categories: None

Detail of Other Restricted Assets:

As of December 31, 2020, and 2019 the Company had $7.4 million and $7.4 million, respectively, of assets on deposit with various state insurance departments for the benefit of policyholders. In addition, the Company had a $0.2 million and $0.2 million common stock investment in the Federal Home Loan Bank as of December 31, 2020 and 2019, respectively.

Collateral Received and Reflected as Assets Within the Reporting Entity’s Financial Statements:

As of December 31, 2020, the Company cash collateral received was $3.3 million or 0.1% of general account assets and $3.3 million or 0.1% of the total net admitted general account assets, respectively. The recognized obligation to return collateral asset of the general account was $3.3 million or 0.2% of total liabilities.

As of December 31, 2019, the Company cash collateral received was $14.7 million or 0.8% of general account assets and $14.7 million or 0.8% of the total net admitted general account assets, respectively. The recognized obligation to return collateral asset of the general account was $14.7 million or 1.0% of total liabilities.

The Company does not have any working capital finance investments.

Structured Notes

The Company had no structured notes as of December 31, 2020 or 2019.

5GI Securities

The Company had no 5GI Securities as of December 31, 2020 or 2019.

Short Sales

The Company had no short sales during the years ended December 31, 2020, 2019 or 2018.

Prepayment Penalty and Acceleration Fees

The Company had Prepayment Penalties or Acceleration fees in the general account of $1.3 million, $0.0 million and $0.0 million for the year ended December 2020, 2019 and 2018, respectively. In the separate account, the Company had $0.9 million, $0.1 million and $0.0 million for the year ended December 31, 2020, 2019 and 2018, respectively.

Realized Capital Gains (Losses)

The following table summarizes the realized capital gains (losses) for the years ended December 31, 2020, 2019 and 2018:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$(2.9)	$(0.6)	$(9.5)
Derivative instruments	34.1	81.8	5.8
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	2.0	0.8	5.9
Tax (expense) credits	(7.2)	(17.1)	(1.2)

Net Realized Capital Gains (Losses)	$26.0	$64.9	$1.0

4)	JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

EFLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2020 and 2019. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2020 and 2019.

5)	INVESTMENT INCOME

Due and accrued income was excluded from investment income on the following bases:

•	Mortgage loans — on loans in foreclosure or where collection of interest is uncertain.

•	Securities — as recommended by Holdings’ Investments Under Surveillance Committee.

•	Real Estate — where rent is in arrears more than three months or is deemed uncollectible.

There was no due and accrued income excluded for the year ended December 31, 2020 or 2019.

Net Investment Income

The following table summarizes the net investment income for December 31, 2020, 2019 and 2018 (in millions):

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$59.7	$46.4	$39.8
Affiliated dividends	8.0	6.7	8.2
Mortgage loans	0.6	0.6	0.6
Policy loans	3.1	2.9	2.2
Cash and short-term instruments	0.5	1.8	1.3
Investment expense and other	(3.2)	(2.7)	(3.7)
Amortization of IMR	(0.4)	—	0.8

Net investment income	$68.3	$55.7	$49.2

6)	DERIVATIVE INSTRUMENTS

The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. The Company has no derivatives with financing premiums. As of December 31, 2020, the market value of the net option positions was $3.6 million and the futures cash margin position was $17.0 million. As of December 31, 2019, the market value of the net option positions was $15.1 million and futures cash margin position was $13.1 million. These positions generated realized gains of $34.1 million in 2020 and $81.8 million in 2019 and $5.8 million in 2018, and generated unrealized losses of $6.0 million in 2020 and unrealized gains of $14.1 million in 2019 and unrealized losses of $40.0 million in 2018, respectively.

None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.

The Company does not hedge variable annuities under SSAP No. 108.

The table below summarizes the market value of the Company’s financial instruments.

	Assets		Liabilities
	2020	2019	2020	2019
	(in millions)
Equity options	$13.1	$18.0	$9.5	$2.9

Total	$13.1	$18.0	$9.5	$2.9

At December 31, 2020 and 2019, the notional amounts were $337.1 million and $431.1 million, respectively.

Offsetting and Netting of Assets and Liabilities

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2020

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$30.1	$9.5	$20.6

Liabilities
Total Derivatives	$9.5	$9.5	$—

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2019

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$31.1	$2.9	$28.2

Liabilities
Total Derivatives	$2.9	$2.9	$—

7)	INCOME TAXES

Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):

DTA/DTL Components

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross deferred tax assets	$80.6	$3.0	$83.6	$83.3	$2.6	$85.9	$(2.7)	$0.4	$(2.3)
Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	80.6	3.0	83.6	83.3	2.6	85.9	(2.7)	0.4	(2.3)
Deferred tax assets nonadmitted	50.1	3.0	53.1	56.6	2.6	59.2	(6.5)	0.4	(6.1)

Subtotal net admitted deferred tax asset	30.5	—	30.5	26.7	—	26.7	3.8	—	3.8
Deferred tax liabilities	2.7	8.8	11.5	3.2	6.9	10.1	(0.5)	1.9	1.4

Net admitted deferred tax assets/(net deferred tax liability)	$27.8	$(8.8)	$19.0	$23.5	$(6.9)	$16.6	$4.3	$(1.9)	$2.4

Admission Calculation Components

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	19.0	—	19.0	16.6	—	16.6	2.4	—	2.4
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	19.0	—	19.0	16.6	—	16.6	2.4	—	2.4
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	62.0	XXX	XXX	37.5	XXX	XXX	24.5
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	11.5	—	11.5	10.1	—	10.1	1.4	—	1.4
Deferred tax assets admitted as the result of application of SSAP 101	$30.5	$—	$30.5	$26.7	$—	$26.7	$3.8	$—	$3.8

	December 31,
	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	1,054.681%	748.111%

	(in millions)
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$438.3	$271.1

Impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs

a.	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

	December 31, 2020		December 31, 2019
	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs amount from Note 9A1(c)	$80.6	$3.0	$83.3	$2.6
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%
Net Admitted Adjusted Gross DTAs amount from Note 9A1(e)	$30.5	$—	$26.7	$—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%

b.	The Company’s tax planning strategies does not include the use of reinsurance.

There are no temporary differences for which a DTL has not been established.

Significant components of income taxes incurred as summarized in the table below:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Federal	$(46.2)	$(19.1)	$7.6
Foreign	—	—	—

Subtotal	(46.2)	(19.1)	7.6
Federal income tax on net capital gains	7.2	17.1	1.2
Utilization of capital loss carry-forwards	—	—	—
Other	(1.3)	3.0	(8.4)

Federal and Foreign income taxes incurred	$(40.3)	$1.0	$0.4

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
DTAs:
Policyholder reserves	$17.1	$—	$17.1	$21.8	$—	$21.8	$(4.7)	$—	$(4.7)
Investments	—	0.3	0.3	—	0.3	0.3	—	—	—
Deferred acquisition costs	56.7	—	56.7	47.5	—	47.5	9.2	—	9.2
Nonadmitted	1.3	—	1.3	1.2	—	1.2	0.1	—	0.1
Net loss carry-forward	4.7	2.7	7.4	11.3	2.3	13.6	(6.6)	0.4	(6.2)
Tax credit carry-forward	—	—	—	0.9	—	0.9	(0.9)	—	(0.9)
Other (including items <5% of total ordinary tax assets)	0.8	—	0.8	0.6	—	0.6	0.2	—	0.2

Total gross DTAs	80.6	3.0	83.6	83.3	2.6	85.9	(2.7)	0.4	(2.3)
Nonadmitted DTAs	50.1	3.0	53.1	56.6	2.6	59.2	(6.5)	0.4	(6.1)

Admitted DTAs	30.5	—	30.5	26.7	—	26.7	3.8	—	3.8

DTLs:
Investments	—	(8.8)	(8.8)	—	(6.9)	(6.9)	—	(1.9)	(1.9)
Deferred and uncollected premium	—	—	—	—	—	—	—	—	—
Policyholder reserves	(2.7)	—	(2.7)	(3.2)	—	(3.2)	0.5	—	0.5
Other (including items <5% of total ordinary tax assets)	—	—	—	—	—	—	—	—	—

Total DTLs	(2.7)	(8.8)	(11.5)	(3.2)	(6.9)	(10.1)	0.5	(1.9)	(1.4)

Net admitted (DTL)/DTA	$27.8	$(8.8)	$19.0	$23.5	$(6.9)	$16.6	$4.3	$(1.9)	$2.4

The change in net deferred income taxes is comprised of the following (in millions):

	December 31,
	2020	2019	Change
	(in millions)
Total deferred tax assets	$83.6	$85.9	$(2.3)
Total deferred tax liabilities	(11.5)	(10.1)	(1.4)

Net deferred tax assets/liabilities	72.1	75.8	(3.7)
Statutory valuation allowance adjustment	—	—	—

Net deferred tax assets/liabilities after SVA	$72.1	$75.8	(3.7)

Tax effect of unrealized gains/(losses)			1.4
Incurred tax items in surplus			—

Change in net deferred income tax			$(2.3)

Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

Description	Amount	21% Tax Effect	Effective Tax Rate
	(in millions)
Income before taxes (including all realized capital gains / (losses))	$(61.0)	$(12.8)	21.00%
Dividends-received deduction	(5.0)	(1.0)	1.71%
Interest maintenance reserve	0.4	0.1	(0.12)%
Deferred gain on reinsurance	(14.9)	(3.1)	5.13%
Incurred through surplus	(6.6)	(1.4)	2.26%
NOL Carryback — CARES Act	(57.3)	(12.0)	19.72%
Change in uncertain tax positions	(16.5)	(3.5)	5.69%
IRS audit adjustment	(18.8)	(4.0)	6.48%
Other, Including Prior Year True-Up	(1.8)	(0.4)	0.60%

Total	$(181.5)	$(38.1)	62.47%

Federal income tax incurred		(40.3)	66.14%
Change in net deferred income tax		2.2	(3.67)%

Total statutory income taxes		$(38.1)	62.47%

Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits

On March 27 2020, in response to the COVID 19 pandemic, the Coronavirus AID, Relief, and Economic Security (CARES) Act was signed into law. Under the CARES Act, NOL’s arising in tax years beginning after December 31, 2017 and before January 1, 2021 may be carried back five years.

As of December 31, 2020 the Company has net operating loss carry-forward of $22.7 million, capital loss carryforward of $13.0 million and an AMT credit carryforward of $0.0 million.

There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.

There are no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Holdings and the following subsidiaries and affiliates.

Equitable Financial Life Insurance Company	Corporate Solutions Life Reinsurance Company
Equitable Financial Life and Annuity Company	EQ AZ Life Re Company
Equitable Distribution Holding Corporation	CS Life RE Company
AllianceBernstein Corp.	U.S. Financial Life Insurance Company
Equitable Structured Settlement Corp.	Alpha Units Holdings II, Inc.
Equitable Casualty Insurance Co.	Alpha Units Holdings, Inc.
JMR Realty Services, Inc.
1740 Advisers, Inc.
MONY Financial Services, Inc.
Financial Marketing Agency, Inc.

Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.

In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.

At December 31, 2020 and 2019, the total amount of unrecognized tax benefits were $1.2 million and $4.7 million, respectively, all of which would affect the effective tax rate.

EFLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2020, 2019 and 2018 were $0.1 million, $0.5 million and $0.4 million, respectively. Tax expense for 2020 reflected an expense of $0.4 million in interest expense related to unrecognized tax benefits.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Balance at January 1	$4.2	$4.2	$4.0
Additions for tax positions of prior years	—	—	0.2
Reduction for tax positions of prior years	(3.0)	—	—
Settlements with tax authorities	—	—	—

Balance at December 31	$1.2	$4.2	$4.2

It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agents Report for Equitable Holdings, Inc. & Subsidiaries consolidated Federal 2010 through 2013 corporate income tax returns. The impact on EFLOA’s statement of operations is an income tax benefit $3.5 million. The 2014 through 2020 tax years are open to examination by the IRS.

Repatriation Transition Tax (RTT) — RTT Owed under the TCJA- None

Alternative Minimum Tax (AMT) Credit

		As of December 31, 2020 (in millions)
Was the AMT Credit recognized as a current year recoverable or Deferred Tax Asset (DTA)?
Gross AMT Credit Recognized as:
1a	Current year recoverable	$0.9
1b	Deferred tax asset (DTA)	—
2	Beginning Balance of AMT Credit Carryforward	0.9
3	Amounts Recovered	0.9
4	Adjustments	—
5	Ending Balance of AMT Credit Carryforward (5=2-3-4)	—
6	Reduction for Sequestration	—
7	Nonadmltted by Reporting Entity	—
8	Reporting Entity Ending Balance (8=5-6-7)	$—

8)	INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

EFLOA does not have any guarantees for the benefit of an affiliate or related party.

The Company received a $200.0 million capital contribution from it’s parent EFS on May 21, 2020.

On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from its parent EFS as of December 31, 2019. This amount was settled on February 27, 2020.

On April 11, 2018 the reinsurance agreement with the AXA RE Arizona Company (“AXA RE”) was novated to EQ AZ Life Re Company (“EQAZ”), a captive insurance company, organized under the laws of Arizona, a subsidiary of Equitable Financial

Services, LLC. (“EFS”). EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2020 was $45.0 million. Premiums earned from the above mentioned affiliated reinsurance transactions during 2020 and 2019 were $6.1 million, $5.2 million, respectively. There were no claims ceded for any of the years. For additional information see Footnote 12.

EFLOA reported amounts due from affiliates of $10.7 million and $88.3 million at December 31, 2020 and 2019, respectively. The Company reported amounts payable to affiliates of $13.7 million and $7.9 million at December 31, 2020 and 2019, respectively. The receivable and payable amounts are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.

EFLOA reimburses Equitable Financial Life Insurance Company (“EFLIC”) for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to EFLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by EFLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $136.1 million, $130.5 million and $156.3 million in 2020, 2019 and 2018, respectively.

AllianceBernstein provides investment advisory and management services to EFLOA on a fee basis which amounted to $2.1 million, $1.8 million and $1.8 million in 2020, 2019 and 2018, respectively. EFLOA incurred distribution fee charges from Equitable Network, LLC of $92.6 million, $103.7 million and $113.2 million in 2020, 2019 and 2018, respectively, and from Equitable Distributors, LLC of $52.9 million, $52.0 million and $47.5 million in 2020, 2019 and 2018, respectively, for distributing EFLOA’s products.

Investment SCA

The Company’s carrying value of its investment in AllianceBernstein was $65.5 million and $58.7 million as of December 31, 2020 and 2019, respectively. The AllianceBernstein security was updated with the NAIC on June 16, 2020. It has been valued under Part 5, Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.

9)	CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS

EFLOA has 5,000,000 shares of common stock authorized, 2,500,000 shares issued, and 2,500,000 outstanding. All outstanding shares are held by EFS. On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from its parent EFS as of December 31, 2019. This amount was settled on February 27, 2020.

The Company received a $200.0 million capital contribution from it’s parent EFS on May 21, 2020.

Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2021. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

The Company did not pay any dividends in 2020, 2019 and 2018.

The Company had no special surplus funds as of December 31, 2020 and 2019.

The portion of unassigned surplus represented or (reduced) by cumulative unrealized gains and (losses) was $(8.6) million, $(15.4) million and $(21.1) million as of December 31, 2020, 2019 and 2018, respectively.

10)	COMMITMENTS AND CONTINGENCIES

Litigation

A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which EFLOA does business. These actions and proceedings involve, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. EFLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on EFLOA’s financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

Contingent Commitments

Joint Ventures, Partnerships and Limited Liability Company contingent liabilities

To facilitate certain investment related transactions, the Company has provided, from time to time, certain guarantees or commitments to affiliates or investors. These arrangements include commitments for the Company, under certain conditions, to provide equity financing to certain limited partnerships. As of December 31, 2020, there were no commitments outstanding.

Other Contingent Commitments

The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2020.

Assessments

(1)

As of December 31, 2020 and 2019, the Company had a $0.5 million and $0.7 million liability for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. The Company also held a $0.3 million and $0.5 million asset for premium tax offsets that are expected to be realized with respect to these assessments as of December 31, 2020 and 2019, and an additional $0.1 million and $0.1 million asset for premium tax offsets for assessments already paid as of December 31, 2020 and 2019. The Company has received no notification in 2020, 2019 or 2018 of any other new insolvencies that are material to the Company’s financial position.

(2)	Guaranty Fund Liabilities and Assets Related to Assessments from Insolvencies for Long-Term Care Contracts

The Company had no significant guarantee fund liability as of December 31, 2020 and 2019.

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty Network America Insurance Company	45	1-67	10	45	1-67	10
American Network Insurance Company	44	1-67	13	44	1-67	13

11)	FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

Fair Value Measurement at Reporting Date

The following tables provide information as of December 31, 2020 and 2019 about EFLOA’s financial assets measured at fair value:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value:
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2

Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	3.6	—	—	3.6

Total Derivatives	—	3.6	—	—	3.6

Separate Accounts Assets(1)	2,591.8	7.0	—	—	2,598.8

Total Assets at Fair Value	$2,591.8	$10.6	$0.2	$—	$2,602.6

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value :
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2

Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	15.1	—	—	15.1

Total Derivatives	—	15.1	—	—	15.1

Separate Accounts Assets(1)	2,248.9	14.3	—	—	2,263.2

Total Assets at Fair Value	$2,248.9	$29.4	$0.2	$—	$2,278.5

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets.

Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables summarizes the changes in assets classified in Level 3 during the years ended December 31, 2020 and 2019:

	Beginning Balance at January 1, 2020	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2020
	(in millions)
Common stock — Industrial and Miscellaneous	$0.2	$—	$—	$—	$—	$0.2

Total	$0.2	$—	$—	$—	$—	$0.2

During 2020 there were no transfers between levels 1, 2 or 3.
	Beginning Balance at January 1, 2019	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2019
	(in millions)
Commercial Mortgage-Backed Securities	$2.0	$—	$—	$—	$(1.8)	$0.2

Total	$2.0	$—	$—	$—	$(1.8)	$0.2

During 2019 there were no transfers between levels 1, 2 or 3.

The following tables discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2020 and 2019 for financial instruments:

	As of December 31, 2020
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,941.4	$1,731.8	$—	$1,927.8	$13.6	$—	$—
Preferred Stock	$25.4	$22.9	$2.3	$23.1	$—	$—	$—
Common Stock(1)	$87.6	$65.7	$—	$—	$87.6	$—	$—
Mortgage Loans on Real Estate	$17.7	$17.0	$—	$—	$17.7	$—	$—
Derivatives	$20.6	$20.6	$17.0	$3.6	$—	$—	$—
Separate Accounts(2)	$3,092.2	$3,055.9	$2,606.6	$485.6	$—	$—	$—
Policy Loans	$136.2	$112.1	$—	$—	$136.2	$—	$—
Policyholders liabilities: Investment contracts	$4.5	$4.5	$—	$—	$4.5	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2020. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

	As of December 31, 2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,433.1	$1,350.9	$—	$1,423.5	$9.6	$—	$—
Preferred Stock	$2.3	$2.3	$2.3	$—	$—	$—	$—
Common Stock(1)	$78.5	$58.9	$—	$—	$78.5	$—	$—
Mortgage Loans on Real Estate	$17.6	$17.0	$—	$—	$17.6	$—	$—
Derivatives	$28.2	$28.2	$13.1	$15.1	$—	$—	$—
Separate Accounts(2)	$2,718.4	$2,699.3	$2,276.5	$441.9	$—	$—	$—
Policy Loans	$89.1	$88.5	$—	$—	$89.1	$—	$—
Policyholders liabilities: Investment contracts	$3.7	$3.7	$—	$—	$3.7	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2019. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

12)	REINSURANCE AGREEMENTS

In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2020, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to Equitable Financial up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of these limits, reinsurance is typically obtained from unaffiliated third parties. These reinsurance arrangements obligate the reinsurers to pay a portion of any death claim in excess of the amount the Company retains in exchange for an agreed-upon premium.

The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. This agreement was closed to new business effective December 31, 2018.

Beginning in 2015, group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

Effective January 1, 2020, the Company began a new 50% quota share agreement with Sun Life for group illness and accident policies. The sales of these products were not significant in 2020.

During the second quarter of 2018, the contracts assumed by AXA RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of EFS. Shortly after the novation of business to EQAZ, AXA RE was merged with and into EFLIC.

The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQ AZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.

EFLOA has a quota share arrangement with AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $1.7 million and $0.7 million, respectively, for the year ended December 31, 2020, $1.2 million and $0.4 million, respectively, for the year ended December 31, 2019 and $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018. The contract is now closed to new business.

The following table summarizes the effect of reinsurance:

	2020	2019	2018
	(in millions)
Direct premiums	$780.9	$759.0	$719.1
Considerations for supplementary contracts	5.3	5.6	4.4
Reinsurance assumed	1.7	1.2	2.4
Reinsurance ceded to Protective	(65.0)	(70.0)	(76.1)
Reinsurance ceded — Other	(69.6)	(62.3)	(58.4)

Premiums and annuity considerations	$653.3	$633.5	$591.4

Reduction in insurance — Protective

Reserves, at December 31(1)	$1,188.9	$1,247.0	$1,314.0

Reduction in insurance — Other

Reserves, at December 31	$240.8	$267.6	$282.1

(1)	At December 31, 2020 there was $1,155.5 million of assets held in trust at Northern Trust supporting this reinsurance credit.

SSAP No. 61R supplemental disclosure

1. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3. Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a. Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b. Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4. Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R.

None

5. Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either: a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP.

None

13)	RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

EFLOA waives deduction of deferred fractional premiums upon death of the insured but does not return any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

Substandard policies are valued from basic actuarial principles using the policy’s substandard rating.

At December 31, 2020, the Company had $508.1 million of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the Arizona Department of Insurance. Reserves to cover the above insurance totaled $4.3 million at December 31, 2020.

14)	VARIABLE ANNUITY CONTRACTS — GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”) AND GUARANTEED MINIMUM INCOME BENEFIT (“GMIB”)

Insurance reserves for all products meet the aggregate statutory requirements under Arizona Insurance Law and recognize the specific risks related to each product. EFLOA issued certain variable annuity contracts with GMDB and GMIB features that guarantee either:

a)	Return of Premium: the benefit is the greater of current account value or premium paid (adjusted for withdrawals);

b)

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

c)	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

d)	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

As a result of the Reinsurance Agreement with Protective, EFLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective.

15)	ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS

Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit- Type Contract Funds and other Liabilities Without Life or Disability Contingencies :

December 31, 2020:	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed(1)	Total	% of Total
	(in millions)
A. INDIVIDUAL ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$163.9	$—	$—	$163.9	15.2%
(b) At book value less current surrender charge of 5% or more	1.1	—	—	1.1	0.1%
(c) At fair value	—	—	607.9	607.9	56.4%

(d) Total with adjustment or at fair value (Total of 1 through 3)	165.0	—	607.9	772.9	71.7%

(e) At book value without adjustment (minimal or no charge or adjustment)	236.4	—	—	236.4	21.9%
2. Not subject to discretionary withdrawal	68.9	—	—	68.9	6.4%

3. Total (Gross: Direct + Assumed)	470.3	—	607.9	1,078.2	100.0%

4. Reinsurance ceded	470.3	—	—	470.3

5. Total (net) (3) — (4)	$—	$—	$607.9	$607.9

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
B. GROUP ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—
(b) At book value less current surrender charge of 5% or more	—	—	—	$—	—
(c) At fair value	—	—	—	$—	—

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—

(e) At book value without adjustment (minimal or no charge or adjustment)	1.4	—	—	$1.4	53.9%
2. Not subject to discretionary withdrawal	1.2	—	—	1.2	46.1%

3. Total (Gross: Direct + Assumed)	2.6	—	—	2.6	100.0%

4. Reinsurance ceded	2.6	—	—	2.6

5. Total (net) (3) — (4)	$—	$—	$—	$—

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
C. DEPOSIT-TYPE CONTRACTS
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—
(c) At fair value	—	—	—	—	—

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—

(e) At book value without adjustment (minimal or no charge or adjustment)	51.1	—	—	51.1	98.2%
2. Not subject to discretionary withdrawal	1.0	—	—	1.0	1.8%

3. Total (Gross: Direct + Assumed)	52.1	—	—	52.1	100.0%

4. Reinsurance ceded	47.6	—	—	47.6

5. Total (net) (3) — (4)	$4.5	$—	$—	$4.5

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

(1)	The entire Separate Accounts reserve total of $607.9 million is ceded as part of a modified coinsurance basis treaty with Protective.

16)	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

A. General Account:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:

	General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	$385.0	$385.0	$395.6
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	1,685.9	1,280.3	1,474.0
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	98.9	98.9	99.2
i. Variable Universal Life	149.6	132.7	152.5
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	310.0
b. Accidental Death Benefits	XXX	XXX	—
c. Disability — Active Lives	XXX	XXX	50.0
d. Disability — Disabled Lives	XXX	XXX	18.4
e. Miscellaneous Reserves	XXX	XXX	288.4
(3) Total (gross: direct + assumed)	$2,319.4	$1,896.9	$2,788.1
(4) Reinsurance Ceded	28.0	28.0	890.6
(5) Total (net) (3) — (4)	$2,291.4	$1,868.9	$1,897.5

B. Separate Account with Guarantees:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:

General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	$47.6	$37.8	$39.2
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability — Active Lives	XXX	XXX	—
d. Disability — Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	$47.6	$37.8	$39.2
(4) Reinsurance Ceded
(5) Total (net) (3) — (4)	$47.6	$37.8	$39.2

C. Separate Account Nonguaranteed:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:

General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	$2,379.8	$2,089.0	$2,146.2
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability — Active Lives	XXX	XXX	—
d. Disability — Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	$2,379.8	$2,089.0	$2,146.2
(4) Reinsurance Ceded	—	—
(5) Total (net) (3) — (4)	$2,379.8	$2,089.0	$2,146.2

17)	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

	December 31,
	2020		2019
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$—	$—	$(0.1)	$(0.1)
Ordinary renewal	(1.4)	(1.4)	(0.5)	(0.5)
Group life	0.3	0.3	0.3	0.3

Total premium and annuity considerations deferred and uncollected	$(1.1)	$(1.1)	$(0.3)	$(0.3)

18)	SEPARATE ACCOUNTS

Separate Accounts’ Activity

The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from the following product lines/transactions in Separate Accounts.

•	Variable Life

•	Variable Annuities

In accordance with the domiciliary state procedures approving items within the Separate Accounts, the Separate Accounts classification of Variable Life and Variable Annuities are supported by Arizona Statute Section 20-651.

In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. (The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account.)

As of December 31, 2020 and 2019, the Company’s Separate Accounts statement included legally insulated assets of $3,009.3 million and $2,663.8 million, and not legally insulated of $52.7 million and $40.4 million, respectively. The assets legally insulated include $609.9 million and $580.3 million of variable annuities and $2,399.4 million and $2,083.5 million for variable life as of December 31, 2020 and December 31, 2019, respectively. The non-insulated assets represent variable life.

In accordance with the products/transaction recorded within the Separate Accounts, some Separate Accounts liabilities are guaranteed by the General Account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.)

Most of the Separate Accounts’ products the Company offers with guarantees from the General Account do not have explicit charges broken out from other M & E charges. For products with explicit charges for guarantees from the General Account, the Separate Accounts have paid risk charges of $0.5 million and $0.4 million and $0.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

For the years ended December 31, 2020, 2019 and 2018, the General Account of the Company has paid $2.1 million, $1.4 million and $1.0 million toward Separate Accounts’ guarantees.

None of the Company’s Separate Accounts engage in securities lending transactions.

General Nature and Characteristics of Separate Accounts Business

Separate and variable accounts held by the Company primarily represent funds for individual flexible payment variable annuity contracts of a non-guaranteed nature. These variable annuities generally provide incidental death benefit of the greater of account value or premium paid less any surrenders and surrender charges. Certain other Separate Accounts are used as funding vehicles for flexible premium variable life insurance policies, variable universal life insurance policies, survivorship variable universal life insurance policies, and corporate sponsored variable universal life insurance policies. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of these accounts are carried at market. This business has been included in Column 4 of the table below. Certain other Separate Accounts are used as funding vehicles for variable universal life insurance policies. These policies provide guaranteed interest rates of 4% or less or are segregated assets to support the equity indexed option of these policies. The assets of these Separate Accounts are carried at amortized cost. This business has been included in Column 1 and Column 2 of the table below.

Information regarding the Separate Accounts of the Company is as follows (in millions):

	Separate Accounts with Guarantees			Non-Guaranteed Separate Accounts	Total
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Indexed Guarantee More than 4%
	(in millions)
1. Premiums, considerations or deposits for year ended 12/31/20	$—	$—	$—	$248.2	$248.2

2. Reserves at December 31, 2020 for accounts with assets at:
a. Market value	—	—	—	2,361.6	2,361.6
b. Amortized cost	39.2	392.5	—	—	431.7

c. Total reserves	$39.2	$392.5	$—	$2,361.6	$2,793.3

3. By withdrawal characteristics:
a. Subject to discretionary withdrawal:
b. With market value adjustment	39.2	—	—	—	39.2
c. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	2,361.6	2,361.6
d. At market value	—	—	—	—	—
e. At book value without market value adjustment and with current surrender charge less than 5%	—	392.5	—	—	392.5

f. Subtotal	39.2	392.5	—	2,361.6	2,793.3
g. Not subject to discretionary withdrawal	—	—	—	—	—

h. Total (Gross: Direct and Assumed)(1)	$39.2	$392.5	$—	$2,361.6	$2,793.3

(1)	The Separate Accounts reserves are subject to $1,160.1 million of MODCO Reinsurance with Protective.

Reconciliation of Net Transfers To or (From) Separate Accounts (in millions):

1. Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
a. Transfers to Separate Accounts	$248.2
b. Transfers from Separate Accounts	254.5

c. Net transfers to or (from) Separate Accounts (a) — (b)	$(6.3)

2. Reconciling Adjustments:
a. .	—
b.	—
c.	—
3. Transfers as Reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(6.3)

19)	UNPAID CLAIM AND CLAIM EXPENSES

The liability for unpaid claims and claim expenses as of December 31, 2020 and 2019 is as follows:

Liability for Unpaid Claims and Claim Expenses

	December 31,
	2020	2019
	(in millions)
Group Employee Benefits	$50.4	$37.1

Gross Balance at January 1,	$37.1	$31.3
Less Reinsurance	16.3	10.9

Net Balance at January 1,	$20.8	$20.4

Incurred Claims (net) Related to:
Current Year	$82.0	$51.4
Prior Year	(5.6)	(10.7)

Total Incurred	$76.4	$40.7

Paid Claims (net) Related to:
Current Year	$56.6	$32.8
Prior Year	10.2	7.3

Total Paid	$66.8	$40.1

Net Balance at December 31,	$30.5	$20.8
Add Reinsurance	19.9	16.3

Gross Balance at December 31,	$50.4	$37.1

The table below presents incurred claims development as of December 31, 2020, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2020	2019	2018	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$ 1.8	$2.0	$2.5	$—	119
2018	5.2	5.2	7.4		218
2019	6.6	10.4			278
2020	13.6			4.3	254

Cumulative LTD Incurred Claims	$ 27.2	$17.6	$9.9	$4.3

The table below presents incurred claims development as of December 31, 2019, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$ 2.0	$2.5	$3.1	$—	108
2018	5.2	7.4	—	—	183
2019	10.4	—	—	3.8	170

Cumulative LTD Incurred Claims	$ 17.6	$9.9	$3.1	$3.8

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

EFLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the prescribed Statutory rates by year of incurral.

The following table reconciles the long-term disability net incurred claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reinsurance	$27.2	$17.6
Subtract Cumulative LTD Paid Claims, net of reinsurance	(6.9)	(3.5)
Subtract Impact of LTD Discounting, net of reinsurance	(2.7)	(1.8)

LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3
Other short-duration contracts, net of reinsurance	12.9	8.5

Total liabilities for unpaid claim and claim expense, net of reinsurance	$30.5	$20.8

Reinsurance Recoverable on unpaid claims
Long-term disability	$18.2	$14.2
Other short-duration contracts	1.7	2.1

Total Reinsurance Recoverable	$19.9	$16.3

Total liability for unpaid claim and claim expense	$50.4	$37.1

20)	DEBT AND FEDERAL HOME LOAN BANK (“FHLB”)

Debt and Capital Notes

The Company has no debt or capital note obligations outstanding as of December 31, 2020 or 2019.

Federal Home Loan Bank (“FHLB”)

As of December 31, 2020, the Company invested $0.2 million in Class B membership stock in the FHLB. As of December 31, 2019, the Company invested $0.2 million in Class B membership stock in the FHLB. As a result of the investment, the Company has the capacity to borrow up to $300.0 million from the FHLB. As of December 2020, the Company had no borrowings from FHLB.

21)	SHARE-BASED COMPENSATION

Certain employees of EFLIC who perform services for EFLOA participate in various share-based payment arrangements sponsored by Equitable Holdings. EFLOA was allocated $3.2 million, $2.8 million and $2.9 million of compensation costs, included in Operating expenses in the statements of operations — statutory basis, for share-based payment arrangements during each of the years ended December 31, 2020, 2019 and 2018, respectively.

22)	SUBSEQUENT EVENTS

Events and transactions subsequent to the balance sheet date have been evaluated by management, for purpose of recognition or disclosure in these financial statements, through their date of issue on April 9, 2021.

COVID-19 Pandemic

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to the Company’s business. As of December 31 2020, COVID-19 related impacts to the Company, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.